       As filed with the Securities and Exchange Commission on April 29, 2003.

                                                      Registration No. 333-61283

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

      James D. Gallagher, President                        Copy to:
    The Manufacturers Life Insurance                 J. Sumner Jones, Esq.
         Company of New York                          Jones & Blouch, LLP
        100 Summit Lake Drive                 1025 Thomas Jefferson Street, N.W.
         Valhalla, NY 10595                           Washington, DC 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[X]      on May 1, 2003 pursuant to paragraph (b)(i) of Rule 485

[ ]      60 days after filing pursuant to paragraph (a) of Rule 485

[ ]      on May 1, 2003 pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

[ ]      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item

Part A                                  Caption in Prospectus
------                                  ---------------------
1...................................    Cover Page
2...................................    Special Terms
3...................................    Summary
4...................................    Performance Data; Financial Statements
5...................................    General Information about Us, The Variable Account and The Trust
6...................................    Charges and Deductions;  Administration  Fees;  Distribution Fee; Mortality and
                                        Expense Risk Charge; Taxes
7...................................    Accumulation Period Provisions; Our Approval;  Purchase Payments;  Accumulation
                                        Units;  Net Investment  Factor;  Transfers Among  Investment  Options;  Special
                                        Transfer  Services  -  Dollar  Cost  Averaging;   Asset  Rebalancing   Program;
                                        Withdrawals;  Special  Withdrawal  Services - the Income Plan;  Contract  Owner
                                        Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification
8...................................    Pay-out Period Provisions;  General;  Annuity Options;  Determination of Amount
                                        of the First Variable Annuity Payment;  Annuity Units and the  Determination of
                                        Subsequent Variable Annuity Payments; Transfers During Pay-out Period
9...................................    Accumulation  Period  Provisions;  Death Benefit  During  Accumulation  Period;
                                        Pay-out Period Provisions; Death Benefit During Pay-out Period
10..................................    Accumulation  Period Provisions;  Purchase Payments;  Accumulation Units; Value
                                        of Accumulation Units; Net Investment Factor; Distribution of Contracts
11..................................    Withdrawals;  Accumulation Period Provisions; Purchase Payments; Other Contract
                                        Provisions; Right to Review Contract
12..................................    Federal Tax  Matters;  Introduction;  Our Tax Status;  Taxation of Annuities in
                                        General; Qualified Retirement Plans
13..................................    Legal Proceedings
14..................................    Statement of Additional Information - Table of Contents

                                        Caption in Statement of
Part B                                  Additional Information
------                                  -----------------------
15..................................    Cover Page
16..................................    Table of Contents
17..................................    General History and Information
18..................................    Services-Accountants; Services-Servicing Agent
19..................................    Not Applicable
20..................................    Services - Principal Underwriter
21..................................    Performance Data
22..................................    Not Applicable
23..................................    Financial Statements

                                    PART A
                      Information Contained in a Prospectus
                                   Version I

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

For contracts purchased on and after January 22, 2002: (a) purchase payments may not be allocated to the fixed account investment option or the DCA fixed account investment option (collectively, the "Fixed Account Investment Options") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted.

Contract owners who purchase their contracts prior to January 22, 2002 may transfer to the Fixed Account Investment Options or renew amounts currently in a Fixed Account Investment Option, but may not allocate new purchase payments to the Fixed Account Investment Options.

                          SUPPLEMENT DATED MAY 1, 2003

           HOME OFFICE                    ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor               Post Office Box 55013
      Valhalla, New York 10595              Boston, Massachusetts 02205-5013
                                                www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon seventy-two investment options. Seventy-one options are variable and one is a fixed account option.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         - Each sub-account's assets are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to January 28, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust except in the case of Trust portfolios which commenced operations on and after May 1, 2003). We will provide the contract owner ("YOU") with prospectuses for the American Fund Insurance Series and for the Trust with this Prospectus.


         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History...........................
Performance Data..........................................
State Premium Taxes.......................................
Services
         Independent Auditors.............................
         Servicing Agent..................................
         Principal Underwriter............................
Appendix A - Performance Data Tables......................
  - MIT Trust and American Insurance Funds................
Appendix B - Audited Financial Statements.................


                       The date of this Prospectus is May 1, 2003.

                                TABLE OF CONTENTS


SUMMARY...........................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST..
     The Manufacturers Life Insurance Company of
     New York ....................................................
     The Variable Account ........................................
     The Trust....................................................
  DESCRIPTION OF THE CONTRACT ....................................
   ACCUMULATION PERIOD PROVISIONS ................................
     Purchase Payments ...........................................
     Accumulation Units ..........................................
     Value of Accumulation Units .................................
     Net Investment Factor .......................................
     Transfers Among Investment Options ..........................
     Maximum Number of Investment Options.........................
     Telephone Transactions.......................................
     Special Transfer Services - Dollar Cost Averaging............
     Asset Rebalancing Program....................................
     Withdrawals..................................................
     Special Withdrawal Services - The Income Plan ...............
     Death Benefit During Accumulation Period.....................
   PAY-OUT PERIOD PROVISIONS .....................................
     General......................................................
     Annuity Options .............................................
     Determination of Amount of the First Variable
       Annuity Payment............................................
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ......................
     Transfers During Pay-out Period .............................
     Death Benefit During Pay-out Period..........................
   OTHER CONTRACT PROVISIONS .....................................
     Right to Review Contract ....................................
     Ownership ...................................................
     Annuitant ...................................................
     Beneficiary .................................................
     Modification ................................................
     Our Approval ................................................
     Misstatement and Proof of Age, Sex or Survival...............
   FIXED ACCOUNT INVESTMENT OPTIONS...............................
CHARGES AND DEDUCTIONS ...........................................
     Administration Fees..........................................
     Distribution Fee.............................................
     Mortality and Expense Risk Charge ...........................
     American Funds Subaccount Rider Charge.......................
     Taxes .......................................................
     Expenses of Distributing Contracts...........................
FEDERAL TAX MATTERS ..............................................
   INTRODUCTION ..................................................
   OUR TAX STATUS ................................................
   TAXATION OF ANNUITIES IN GENERAL ..............................
     Tax Deferral During Accumulation Period .....................
     Taxation of Partial and Full Withdrawals ....................
     Taxation of Annuity Benefit Payments ........................
     Taxation of Death Benefit Proceeds ..........................
     Penalty Tax on Premature Distributions ......................
     Aggregation of Contracts ....................................
   QUALIFIED RETIREMENT PLANS ....................................
     Direct Rollovers ............................................
     Loans........................................................
   FEDERAL INCOME TAX WITHHOLDING.................................
GENERAL MATTERS...................................................
     Performance Data.............................................
     Asset Allocation and Timing Services.........................
     Distribution of Contracts ...................................
     Contract Owner Inquiries.....................................
     Confirmation Statements......................................
     Legal Proceedings ...........................................
     Cancellation of Contract.....................................
     Voting Interest..............................................
APPENDIX A:  SPECIAL TERMS........................................     A-1
APPENDIX B:  QUALIFIED PLAN TYPES ................................     B-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES ..................     U-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, seventy-one Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series II shares of the American Fund Insurance Series or in Series I shares (formerly referred to as Class A shares.) A full description of each American Fund Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each Trust portfolio is in the accompanying prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.


         Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. We reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. 1 The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES


The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Deferred sales load (withdrawal charge as percentage of purchase payments) NONE

Transfer Fee:                                                              NONE

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES


The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.



                   Separate Separate Account Annual Expenses
                   (as a percentage of average account value)

--------------------------------------------------------
Mortality and expense risks fee                    1.25%
--------------------------------------------------------
Administration fee - asset based                   0.25%
--------------------------------------------------------
Distribution fee                                   0.15%
--------------------------------------------------------
Total Separate Account Annual Expenses             1.65%
--------------------------------------------------------



(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.


SERIES I
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               MINIMUM             MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                      0.550%              1.570%



SERIES II
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES               MINIMUM             MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                      0.750%              1.770%


EXAMPLE

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower.)



                                                         1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------
                    Series I
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $60       $128       $168        $352
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $50       $ 98       $118        $253
-------------------------------------------------------------------------------------------------
                    Series II
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $62       $133       $178        $370
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $52       $104       $128        $274
-------------------------------------------------------------------------------------------------

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period [you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (actual costs may be higher or lower.)



                                                         1 Year    3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------
                   Series I
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $32       $ 99       $168        $352
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $22       $ 69       $118        $253
-------------------------------------------------------------------------------------------------
                    Series II
-------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses         $34       $105       $178        $370
-------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses         $24       $ 75       $128        $274
-------------------------------------------------------------------------------------------------


         For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


        GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has seventy-one sub-accounts (some of which are subdivided for Series I and Series II). We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE TRUST

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================


         The assets of each sub-account of the Variable Account are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding investment portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares (formerly referred to as "Class A shares" of a corresponding portfolio of the Trust except in the case of Trust portfolios which commenced operations on and after May 1, 2003).). The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



         Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.50% in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Series I assets are subject to a 0.15% Rule 12b-1 fee.



         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours. In addition, the Trust has four portfolios that invest exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").



Adviser/Subadviser                                      Portfolio
Capital Research Management Company                     American Growth Trust
(Adviser to the American Fund Insurance Series)(E)      American International Trust
                                                        American Blue Chip Income
                                                             and Growth Trust
                                                        American Growth-Income Trust

A I M Capital Management, Inc.                          All Cap Growth Trust
                                                        Aggressive Growth Trust

                                                        Mid Cap Core Trust(D)

Capital Guardian Trust Company                          Small Company Blend Trust
                                                        U.S. Large Cap Trust
                                                        (formerly, U.S. Large Cap Value Trust)
                                                        Income & Value Trust
                                                        Diversified Bond Trust

Davis Advisors                                          Financial Services Trust
                                                        Fundamental Value Trust

Deutsche Asset Management, Inc.                         Real Estate Securities Trust
                                                        Dynamic Growth Trust
                                                        All Cap Core Trust
                                                        Lifestyle Trusts(A)

Deutsche Asset Management                               International Stock Trust
   Investment Services Ltd.

Fidelity Management & Research Company                  Strategic Opportunities Trust
                                                        Large Cap Growth Trust
                                                        Overseas Trust

Franklin Advisers, Inc.                                 Emerging Small Company Trust

INVESCO Funds Group, Inc.                               Telecommunications Trust
                                                        Mid Cap Growth Trust

Jennison Associates LLC                                 Capital Appreciation Trust

Lord, Abbett & Co.                                      Mid Cap Value Trust
                                                        All Cap Value Trust

Mercury Advisors(C)                                     Large Cap Value Trust(D)

MFC Global Investment Management (U.S.A.) Limited       Pacific Rim Emerging Markets Trust
                                                        Quantitative Equity Trust
                                                        Quantitative Mid Cap Trust(D)
                                                        Quantitative All Cap Trust
                                                        Emerging Growth Trust(D)
                                                        Money Market Trust
                                                        Index Trusts
                                                        Lifestyle Trusts(A)
                                                        Balanced Trust

Massachusetts Financial Services Company                Strategic Growth Trust
                                                        Strategic Value Trust
                                                        (formerly, Capital Opportunities Trust)
                                                        Utilities Trust

Munder Capital Management                               Internet Technologies Trust
                                                        Small Cap Opportunities Trust(D)

Pacific Investment Management Company                   Global Bond Trust
                                                        Total Return Trust
                                                        Real Return Bond Trust(D)

Putnam Investment Management, L.L.C.                    Mid Cap Opportunities Trust
                                                        Global Equity Trust

Salomon Brothers Asset Management Inc                   U.S. Government Securities Trust
                                                        Strategic Bond Trust
                                                        Special Value Trust(D)
                                                        High Yield Trust

T. Rowe Price Associates, Inc.                          Science & Technology Trust
                                                        Small Company Value Trust
                                                        Health Sciences Trust
                                                        Blue Chip Growth Trust
                                                        Equity-Income Trust

Templeton Investment Counsel, Inc.                      International Value Trust
                                                        International Small Cap Trust

UBS Global Asset Management                             Global Allocation Trust
(formerly, Brinson Advisors, Inc.)                      (formerly, Tactical Allocation Trust

Wellington Management Company, LLP                      Growth & Income Trust
                                                        Investment Quality Bond Trust
                                                        Mid Cap Stock Trust
                                                        Natural Resources Trust(D)

Van Kampen(B)                                           Value Trust


         -------------


         (A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



         (B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was named as the subadviser to the Value Trust.



         (C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."



         (D)      Available for sales May 5, 2003



         (E) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


The Portfolios of the Trust available under the Policies are as follows:


MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES



The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.



The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.



The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.



The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The

Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.



                                       ***



The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.


The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The EMERGING GROWTH TRUST (available for sale May 5, 2003 (Series II shares only)) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.



The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.


The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.



The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.



The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.




The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.



The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.




The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.


The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.



The QUANTITATIVE ALL CAP TRUST (available for sale May 5, 2003(Series II shares only)) to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.




The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.



The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.



The LARGE CAP VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.


The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (available for sale May 5, 2003(Series II shares only)) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.



The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.



The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.




The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.


The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.


The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.



The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.


The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (available for sale May 5, 2003(Series II shares only)) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

         A full description of the Trust, including investment objectives, policies and restrictions, and the risks relating to investment in each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.




                                      * * *

         If the shares of a portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

===============================================================================
The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.
===============================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

         You designate how your purchase payment is to be allocated among the investment options.

ACCUMULATION UNITS

===============================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
===============================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -     Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

         Currently, we impose no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.

         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

================================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
================================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D: "Qualified Plan Types")

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

===============================================================================
Systematic "Income Plan" withdrawals are available.
===============================================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

DEATH BENEFIT DURING ACCUMULATION PERIOD

===============================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See " FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or

         - the sum of the purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

         -        the contract value or

         - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

         For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the Death Benefit prior to the withdrawal and

         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

         For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

         INVESTMENT OPTIONS. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         INVESTMENT ACCOUNTS. Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

ADMINISTRATION FEES

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
================================================================================

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

AMERICAN FUNDS SUBACCOUNT RIDER CHARGE

         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         Manulife Financial Securities LLC, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "Investment in the Contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus.

Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         - received on or after the date on which the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31,

1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed, however, for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE

SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108 is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you, have been made, if:

         - the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   Appendix A


                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday, unless changed.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust or the American Insurance Funds, mutual funds in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                   APPENDIX U

                        TABLE OF ACCUMULATION UNIT VALUES
            FOR CONTRACTS INVESTING IN SERIES I AND SERIES II SHARES
                         (REFLECTING NO OPTIONAL RIDERS)

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
INTERNET TECHNOLOGIES TRUST
                2000                      $12.500000    $ 6.954217     25,350.783            N/A           N/A           N/A
                2001                        6.954217      3.687062     30,398.035            N/A           N/A           N/A
                2002                        3.687062      2.277340     20,525.392        $ 12.500000    $ 7.710225         0.000
PACIFIC RIM EMERGING MARKETS TRUST
                1998                      $12.500000    $ 7.656925          0.000            N/A           N/A           N/A
                1999                        7.656925     12.267100     11,339.373            N/A           N/A           N/A
                2000                       12.267100      9.126236     12,723.686            N/A           N/A           N/A
                2001                        9.126236      7.308701     10,086.514            N/A           N/A           N/A
                2002                        7.308701      6.287752      5,238.676        $ 12.500000    $10.687117       918.961
TELECOMMUNICATIONS TRUST
                2001                      $12.500000    $ 7.842239      6,677.267            N/A           N/A           N/A
                2002                        7.842239      4.036658      6,037.620        $ 12.500000    $ 6.822616         0.000
SCIENCE & TECHNOLOGY TRUST
                1998                      $12.500000    $19.191525          0.000            N/A           N/A           N/A
                1999                       19.191525     37.660683     74,836.525            N/A           N/A           N/A
                2000                       37.660683     24.427405    154,703.587            N/A           N/A           N/A
                2001                       24.427405     14.113845    134,829.298            N/A           N/A           N/A
                2002                       14.113845      8.223253     95,973.778        $ 12.500000    $ 7.368796     5,431.623
INTERNATIONAL SMALL CAP TRUST
                1998                      $12.500000    $14.687879          0.000            N/A           N/A           N/A
                1999                       14.687879     26.718058      9,892.542            N/A           N/A           N/A
                2000                       26.718058     18.618300     33,038.690            N/A           N/A           N/A
                2001                       18.618300     12.616712     24,021.616            N/A           N/A           N/A
                2002                       12.616712     10.334358     16,177.063        $ 12.500000    $10.206568     1,343.265
HEALTH SCIENCES TRUST
                2001                      $12.500000    $13.390760      6,311.508            N/A           N/A           N/A
                2002                       13.390760      9.583435      7,703.069        $ 12.500000    $ 9.534743    13,976.892
AGGRESSIVE GROWTH TRUST
                1998                      $12.500000    $12.617679          0.000            N/A           N/A           N/A
                1999                       12.617679     16.504105     47,183.889            N/A           N/A           N/A
                2000                       16.504105     16.721411    125,720.930            N/A           N/A           N/A
                2001                       16.721411     12.172856    108,705.093            N/A           N/A           N/A
                2002                       12.172856      8.984433     72,308.265        $ 12.500000    $ 9.474119     2,589.626
Emerging Small Company Trust
                1998                      $12.500000    $14.310172          0.000            N/A           N/A           N/A
                1999                       14.310172     24.427201     12,455.847            N/A           N/A           N/A
                2000                       24.427201     22.995348     39,412.689            N/A           N/A           N/A
                2001                       22.995348     17.585667     38,326.045            N/A           N/A           N/A
                2002                       17.585667     12.246107     29,805.861        $ 12.500000    $ 9.058585     6,598.995
SMALL COMPANY BLEND TRUST
                1999                      $12.500000    $15.895877      7,239.531            N/A           N/A           N/A
                2000                       15.895877     12.549695     19,926.373            N/A           N/A           N/A
                2001                       12.549695     12.058116     34,158.799            N/A           N/A           N/A
                2002                       12.058116      8.829509     27,036.619        $ 12.500000    $ 9.393008    19,977.895
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Trust
                2000                      $12.500000    $11.577217        363.311            N/A           N/A           N/A
                2001                       11.577217     11.557294      3,898.349            N/A           N/A           N/A
                2002                       11.557294      8.926733     10,566.677        $ 12.500000    $ 9.810708     3,468.038
DYNAMIC GROWTH TRUST
                2000                      $12.500000    $ 7.894008     55,267.713            N/A           N/A           N/A
                2001                        7.894008      4.639280     67,198.459            N/A           N/A           N/A
                2002                        4.639280      3.269019     51,811.148        $ 12.500000    $ 9.578097     1,113.651
MID CAP GROWTH TRUST
                2001                      $12.500000    $10.354292      2,718.717            N/A           N/A           N/A
                2002                       10.354292      7.091174      2,912.734        $ 12.500000    $ 8.634016     2,582.675
MID CAP OPPORTUNITIES TRUST
                2001                      $12.500000    $10.472982      4,034.746            N/A           N/A           N/A
                2002                       10.472982      7.188459      4,276.111        $ 12.500000    $ 8.907082       577.772
MID CAP STOCK TRUST
                1999                      $12.500000    $12.462837     24,423.970            N/A           N/A           N/A
                2000                       12.462837     11.772795     49,940.296            N/A           N/A           N/A
                2001                       11.772795     10.305876     49,665.514            N/A           N/A           N/A
                2002                       10.305876      7.849726     43,402.690        $ 12.500000    $ 9.595389     4,223.246
ALL CAP GROWTH TRUST
                1998                      $12.500000    $18.869029          0.000            N/A           N/A           N/A
                1999                       18.869029     26.855000     40,628.907            N/A           N/A           N/A
                2000                       26.855000     23.566248    330,075.447            N/A           N/A           N/A
                2001                       23.566248     17.667879    105,240.687            N/A           N/A           N/A
                2002                       17.667879     13.136686     77,917.601        $ 12.500000    $ 9.451441    18,179.688
FINANCIAL SERVICES TRUST
                2001                      $12.500000    $11.504833      9,312.282            N/A           N/A           N/A
                2002                       11.504833      9.292550      8,769.434        $ 12.500000    $10.347728     4,148.723
OVERSEAS TRUST
                1998                      $12.500000    $12.168562          0.000            N/A           N/A           N/A
                1999                       12.168562     16.833813     26,270.772            N/A           N/A           N/A
                2000                       16.833813     13.458771     74,782.263            N/A           N/A           N/A
                2001                       13.458771     10.444462     67,020.745            N/A           N/A           N/A
                2002                       10.444462      8.070566     48,766.654        $ 12.500000    $10.010302     1,239.821
INTERNATIONAL INDEX TRUST
                2000                      $12.500000    $11.148798        310.476            N/A           N/A           N/A
                2001                       11.148798      8.508168        738.452            N/A           N/A           N/A
                2002                        8.508168      6.933612      1,000.768        $ 12.500000    $10.614836       308.570
INTERNATIONAL STOCK TRUST
                1998                      $12.500000    $14.265882          0.000            N/A           N/A           N/A
                1999                       14.265882     18.202233     15,681.838            N/A           N/A           N/A
                2000                       18.202233     14.938063     58,997.979            N/A           N/A           N/A
                2001                       14.938063     11.527320     66,048.351            N/A           N/A           N/A
                2002                       11.527320      8.879457     50,304.306        $ 12.500000    $ 9.962987    10,724.796
INTERNATIONAL VALUE TRUST
                1999                      $12.500000    $12.838100     13,081.628            N/A           N/A           N/A
                2000                       12.838100     11.813131     26,479.891            N/A           N/A           N/A
                2001                       11.813131     10.459987     46,660.461            N/A           N/A           N/A
                2002                       10.459987      8.453467     53,904.243        $ 12.500000    $10.320663    12,021.373
CAPITAL APPRECIATION TRUST
                2000                      $12.500000    $10.941194          0.000            N/A           N/A           N/A
                2001                       10.941194      8.779269      9,792.286            N/A           N/A           N/A
                2002                        8.779269      5.991604     10,189.421        $ 12.500000    $ 8.742892     4,563.984
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
                1998                      $12.500000    $22.973151        448.588            N/A           N/A           N/A
                1999                       22.973151     28.867552     29,850.154            N/A           N/A           N/A
                2000                       28.867552     26.586905     56,953.340            N/A           N/A           N/A
                2001                       26.586905     22.159728     56,479.560            N/A           N/A           N/A
                2002                       22.159728     13.346692     36,617.226        $ 12.500000    $ 7.956590     4,353.973
QUANTITATIVE MID CAP TRUST
                2001                      $12.500000    $10.087326          0.000            N/A           N/A           N/A
                2002                       10.087326      7.674908        993.227        $ 12.500000    $ 9.700786     3,565.147
MID CAP INDEX TRUST
                2000                      $12.500000    $13.250096      1,239.102            N/A           N/A           N/A
                2001                       13.250096     12.805647      4,310.187            N/A           N/A           N/A
                2002                       12.805647     10.685918      4,193.957        $ 12.500000    $10.446948     2,341.292
GLOBAL EQUITY TRUST
                1998                      $12.500000    $18.706100      1,353.551            N/A           N/A           N/A
                1999                       18.706100     19.073534     28,618.022            N/A           N/A           N/A
                2000                       19.073534     21.049744     35,094.921            N/A           N/A           N/A
                2001                       21.049744     17.371743     28,754.846            N/A           N/A           N/A
                2002                       17.371743     13.821990     22,267.961        $ 12.500000    $10.177657     1,664.457
STRATEGIC GROWTH TRUST
                2001                      $12.500000    $10.898344     12,495.868            N/A           N/A           N/A
                2002                       10.898344      7.713797     13,853.631        $ 12.500000    $ 9.270921     4,825.443
ALL CAP CORE TRUST (FORMERLY GROWTH)
                1998                      $12.500000    $20.612746          0.000            N/A           N/A           N/A
                1999                       20.612746     27.818889     34,965.215            N/A           N/A           N/A
                2000                       27.818889     19.897782     77,470.442            N/A           N/A           N/A
                2001                       19.897782     15.388542     58,627.468            N/A           N/A           N/A
                2002                       15.388542     11.316875     45,796.767        $ 12.500000    $ 9.392813     4,057.079
LARGE CAP GROWTH TRUST
                1998                      $12.500000    $18.982681          0.000            N/A           N/A           N/A
                1999                       18.982681     23.393391     62,551.647            N/A           N/A           N/A
                2000                       23.393391     19.733542    120,285.875            N/A           N/A           N/A
                2001                       19.733542     15.950869    111,949.442            N/A           N/A           N/A
                2002                       15.950869     12.107110     81,884.206        $ 12.500000    $ 9.564734     7,377.019
ALL CAP VALUE TRUST
                2001                      $12.500000    $12.473142      1,520.720            N/A           N/A           N/A
                2002                       12.473142      8.853798      1,631.607        $ 12.500000    $ 8.867339    15,497.510
CAPITAL OPPORTUNITIES TRUST
                2001                      $12.500000    $10.581831      5,981.651            N/A           N/A           N/A
                2002                       10.581831      7.577610      4,482.196        $ 12.500000    $ 9.325864     3,444.483
TOTAL STOCK MARKET INDEX TRUST
                2000                      $12.500000    $11.123861          0.000            N/A           N/A           N/A
                2001                       11.123861      9.692272        392.792            N/A           N/A           N/A
                2002                        9.692272      7.503914      5,609.267        $ 12.500000    $ 9.804582     1,634.077
QUANTITATIVE EQUITY TRUST
                1998                      $12.500000    $19.968902          0.000            N/A           N/A           N/A
                1999                       19.968902     24.022598     20,577.391            N/A           N/A           N/A
                2000                       24.022598     25.119884     31,718.901            N/A           N/A           N/A
                2001                       25.119884     19.035553     33,163.444            N/A           N/A           N/A
                2002                       19.035553     13.521912     19,440.731        $ 12.500000    $ 9.100413         0.000
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH TRUST
                1998                      $12.500000    $22.573222        450.564            N/A           N/A           N/A
                1999                       22.573222     26.518360    136,324.720            N/A           N/A           N/A
                2000                       26.518360     25.365287    221,956.032            N/A           N/A           N/A
                2001                       25.362870     21.302974    214,424.484            N/A           N/A           N/A
                2002                       21.302974     15.870738    170,748.786        $ 12.500000    $ 9.527205    20,765.179
UTILITIES TRUST
                2001                      $12.500000    $ 9.243770      1,452.617            N/A           N/A           N/A
                2002                        9.243770      6.951501      3,041.579        $ 12.500000    $10.012642       100.243
REAL ESTATE SECURITIES TRUST
                1998                      $12.500000    $12.255908          0.000            N/A           N/A           N/A
                1999                       12.255908     11.090818      3,789.517            N/A           N/A           N/A
                2000                       11.090818     13.714476     11,807.974            N/A           N/A           N/A
                2001                       13.714476     13.913544     11,793.610            N/A           N/A           N/A
                2002                       13.913544     14.039348     14,769.786        $ 12.500000    $12.702902     5,111.265
SMALL COMPANY VALUE TRUST
                1998                      $12.500000    $11.143828          0.000            N/A           N/A           N/A
                1999                       11.143828     11.837890     12,958.761            N/A           N/A           N/A
                2000                       11.837890     12.335633     29,335.399            N/A           N/A           N/A
                2001                       12.335633     12.925755     37,611.803            N/A           N/A           N/A
                2002                       12.925755     11.960450     38,294.499        $ 12.500000    $11.505543     7,260.285
MID CAP VALUE TRUST
                2001                      $12.500000    $12.945151     15,970.320            N/A           N/A           N/A
                2002                       12.945151     11.446104     32,458.537        $ 12.500000    $11.425215    20,733.747
VALUE TRUST
                1998                      $12.500000    $14.519332          0.000            N/A           N/A           N/A
                1999                       14.519332     13.883152     29,002.081            N/A           N/A           N/A
                2000                       13.883152     17.011828     35,756.181            N/A           N/A           N/A
                2001                       17.011828     17.304087     43,114.679            N/A           N/A           N/A
                2002                       17.304087     13.139390     33,501.087        $ 12.500000    $ 9.618617     5,811.353
500 INDEX TRUST
                2000                      $12.500000    $11.182275     17,862.748            N/A           N/A           N/A
                2001                       11.182275      9.637624     34,422.070            N/A           N/A           N/A
                2002                        9.637624      7.344179     37,349.499        $ 12.500000    $ 9.652858    34,983.581
TACTICAL ALLOCATION TRUST
                2000                      $12.500000    $11.970334     16,194.415            N/A           N/A           N/A
                2001                       11.970334     10.197351     39,130.070            N/A           N/A           N/A
                2002                       10.197351      7.702576     39,408.040        $ 12.500000    $ 9.575126     5,527.668
FUNDAMENTAL VALUETRUST
                2001                      $12.500000    $11.600607     14,873.756            N/A           N/A           N/A
                2002                       11.600607      9.561490     17,183.036            N/A        $10.633144    23,382.390
GROWTH & INCOME TRUST
                1998                      $12.500000    $26.056725        769.618            N/A           N/A           N/A
                1999                       26.056725     30.467742    155,039.214            N/A           N/A           N/A
                2000                       30.467742     27.835602    247,285.156            N/A           N/A           N/A
                2001                       27.835602     24.289203    234,749.204            N/A           N/A           N/A
                2002                       24.289203     18.077695    200,565.788        $ 12.500000    $ 9.525105    14,273.431
U. S. LARGE CAP VALUE TRUST
                1999                      $12.500000    $12.700198     42,362.048            N/A           N/A           N/A
                2000                       12.700198     12.840714     81,871.742            N/A           N/A           N/A
                2001                       12.840714     12.307781    102,005.892            N/A           N/A           N/A
                2002                       12.307781      9.057170     82,172.709        $ 12.500000    $ 9.419481    16,203.730
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME TRUST
                1998                      $12.500000    $20.794388        484.376            N/A           N/A           N/A
                1999                       20.794388     21.149570     53,745.789            N/A           N/A           N/A
                2000                       21.149570     23.507739     70,856.347            N/A           N/A           N/A
                2001                       23.507739     23.419227     96,082.723            N/A           N/A           N/A
                2002                       23.419227     19.976038     89,059.889            N/A        $10.702893    35,671.229
INCOME & VALUE TRUST
                1998                      $12.500000    $16.824988          0.000            N/A           N/A           N/A
                1999                       16.824988     17.986686     14,561.183            N/A           N/A           N/A
                2000                       17.986686     18.566934     25,706.781            N/A           N/A           N/A
                2001                       18.566934     18.440571     37,277.947            N/A           N/A           N/A
                2002                       18.440571     15.248938     36,569.306        $ 12.500000    $10.461390     5,748.997
BALANCED TRUST
                1998                      $12.500000    $16.377624          0.000            N/A           N/A           N/A
                1999                       16.377624     15.843343     15,773.592            N/A           N/A           N/A
                2000                       15.843343     14.130567     34,715.321            N/A           N/A           N/A
                2001                       14.310567     12.481031     30,880.529            N/A           N/A           N/A
                2002                       12.481031     10.513481     27,683.228        $ 12.500000    $10.643258     3,565.707
HIGH YIELD TRUST
                1998                      $12.500000    $14.008370      1,070.053            N/A           N/A           N/A
                1999                       14.008370     14.881850     28,142.952            N/A           N/A           N/A
                2000                       14.881850     13.326181     30,809.943            N/A           N/A           N/A
                2001                       13.326181     12.388789     29,692.039            N/A           N/A           N/A
                2002                       12.388789     11.348366     29,255.141        $ 12.500000    $11.370655    16,917.556
STRATEGIC BOND TRUST
                1998                      $12.500000    $14.243718      2,110.645            N/A           N/A           N/A
                1999                       14.243718     14.321908     13,538.080            N/A           N/A           N/A
                2000                       14.321908     15.128283     32,503.170            N/A           N/A           N/A
                2001                       15.128283     15.808358     30,634.799            N/A           N/A           N/A
                2002                       15.808358     16.942885     21,913.740        $ 12.500000    $13.217126     8,873.513
GLOBAL BOND TRUST
                1998                      $12.500000    $14.814388          0.000            N/A           N/A           N/A
                1999                       14.814388     13.599529      1,654.578            N/A           N/A           N/A
                2000                       13.599529     13.602454      9,892.372            N/A           N/A           N/A
                2001                       13.602454     13.448939     11,652.616            N/A           N/A           N/A
                2002                       13.448939     15.890969     19,088.644        $ 12.500000    $14.946973     4,512.647
TOTAL RETURN TRUST
                1999                      $12.500000    $12.235367     67,694.719            N/A           N/A           N/A
                2000                       12.235367     13.348487    139,843.015            N/A           N/A           N/A
                2001                       13.348487     14.216074    230,671.420            N/A           N/A           N/A
                2002                       14.216074     15.314133    263,166.191        $ 12.500000    $13.348694    57,040.348
INVESTMENT QUALITY BOND TRUST
                1998                      $12.500000    $13.299876          0.000            N/A           N/A           N/A
                1999                       13.299876     12.847911     33,537.825            N/A           N/A           N/A
                2000                       12.847911     13.826642     39,894.186            N/A           N/A           N/A
                2001                       13.826642     14.596065     57,938.053            N/A           N/A           N/A
                2002                       14.596065     15.783782     54,944.346        $ 12.500000    $13.410129    18,757.267
DIVERSIFIED BOND TRUST
                1998                      $12.500000    $14.663990          0.000            N/A           N/A           N/A
                1999                       14.663990     14.527388     26,748.830            N/A           N/A           N/A
                2000                       14.527388     15.765628     63,838.621            N/A           N/A           N/A
                2001                       15.765628     16.605167          0.000            N/A           N/A           N/A
                2002                       16.605167     17.576042     51,903.026        $ 12.500000    $13.186201    19,518.188
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                      SERIES I SHARES                               SERIES II SHARES
                                          --------------------------------------------------------------------------------------
                                          UNIT VALUE    UNIT VALUE     NUMBER OF         UNIT VALUE     UNIT VALUE    NUMBER OF
                                           AT START       AT END       UNITS AT           AT START        AT END      UNITS AT
             SUB ACCOUNT                   OF YEAR       OF YEAR      END OF YEAR         OF YEAR        OF YEAR     END OF YEAR
--------------------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES TRUST
                1998                      $12.500000    $12.999698        772.499            N/A           N/A           N/A
                1999                       12.999698     12.757839     25,710.833            N/A           N/A           N/A
                2000                       12.757839     13.913787     51,955.848            N/A           N/A           N/A
                2001                       13.913787     14.647092     98,141.563            N/A           N/A           N/A
                2002                       14.647092     15.559146    132,996.305        $ 12.500000    $13.228371    17,113.089
MONEY MARKET TRUST
                1998                      $12.500000    $11.811952          0.000            N/A           N/A           N/A
                1999                       11.811952     12.153141    125,080.921            N/A           N/A           N/A
                2000                       12.153141     12.657686    260,260.040            N/A           N/A           N/A
                2001                       12.657686     12.895798    674,711.650            N/A           N/A           N/A
                2002                       12.895798     12.833898    545,386.367        $ 12.500000    $12.420152   151,387.760
LIFESTYLE AGGRESSIVE 1000 TRUST
                1998                      $12.500000    $14.064128          0.000            N/A           N/A           N/A
                1999                       14.064128     15.855076     11,343.154            N/A           N/A           N/A
                2000                       15.855076     14.799593     23,563.602            N/A           N/A           N/A
                2001                       14.799593     12.565790     23,383.929            N/A           N/A           N/A
                2002                       12.565790      9.800163     20,490.164        $ 12.500000    $ 9.993367    15,673.817
LIFESTYLE GROWTH 820 TRUST
                1998                      $12.500000    $14.623605          0.000            N/A           N/A           N/A
                1999                       14.623605     16.767184     80,481.118            N/A           N/A           N/A
                2000                       16.767184     16.001947    112,390.944            N/A           N/A           N/A
                2001                       16.001947     14.315720    106,016.634            N/A           N/A           N/A
                2002                       14.315720     11.849829     93,684.239        $ 12.500000    $10.537942     6,079.753
LIFESTYLE BALANCED 640 TRUST
                1998                      $12.500000    $14.591457          0.000            N/A           N/A           N/A
                1999                       14.591457     16.136115     40,993.431            N/A           N/A           N/A
                2000                       16.136115     16.274494    124,591.205            N/A           N/A           N/A
                2001                       16.274494     15.240850    138,316.041            N/A           N/A           N/A
                2002                       15.240850     13.500740    115,951.719        $12.500000     $11.180582   123,526.071
LIFESTYLE MODERATE 460 TRUST
                1998                      $12.500000    $15.096548          0.000            N/A           N/A           N/A
                1999                       15.096548     16.021927      7,292.329            N/A           N/A           N/A
                2000                       16.021927     16.431521     14,462.442            N/A           N/A           N/A
                2001                       16.431521     15.984331     57,465.309            N/A           N/A           N/A
                2002                       15.984331     15.087623     50,066.998        $ 12.500000    $11.849812    66,815.468
LIFESTYLE CONSERVATIVE 280 TRUST
                1998                      $12.500000    $14.950846          0.000            N/A           N/A           N/A
                1999                       14.950846     15.324704     36,540.735            N/A           N/A           N/A
                2000                       15.324704     16.235059      4,839.965            N/A           N/A           N/A
                2001                       16.235059     16.482267     94,167.229            N/A           N/A           N/A
                2002                       16.482267     16.492074     88,576.688        $ 12.500000    $12.526309     8,852.463
---------------------------------------------------------------------------------------------------------------------------------

Units under the series of contracts were first credited under the subaccounts on November 6, 1998 except in the following instances:

  Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 2000.

  Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index Trusts where units were first credited on May 1, 2000.

  Capital Appreciation Trust where units were first credited on November 1, 2000.

  Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Trusts where units were first credited on May 1, 2001.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

The contract is not available for purchase until May 5, 2003.

                             **********************

Purchase payments may not be allocated to the 1-year fixed account investment option. In addition, transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                             **********************

The contract is not available to purchasers seeking to use the contract as a "tax-sheltered annuity," pursuant to Section 403(b) of the Code.

                             ***********************

                          SUPPLEMENT DATED MAY 1, 2003

            HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor                Post Office Box 55013
      Valhalla, New York 10595                Boston, Massachusetts 02205-5013
                                                  www.manulifenewyork.com

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

         - Contract values and annuity benefit payments are based upon thirty-eight investment options. Thirty-seven options are variable and one is a fixed account option.

         - Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts offered as investment options through this Prospectus.

         - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of the Portfolios.

         - SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History.........................................................
Performance Data........................................................................
State Premium Taxes.....................................................................
Services
         Independent Auditors...........................................................
         Servicing Agent................................................................
         Principal Underwriter..........................................................
Appendix A - Performance Data Tables....................................................
         MIT Trust and American Insurance Funds.........................................
Appendix B - Audited Financial Statements...............................................


                            The date of this Prospectus is May 1, 2003

TABLE OF CONTENTS
SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE
VARIABLE ACCOUNT AND THE PORTFOLIOS.......................
     The Manufacturers Life Insurance Company of
     New York ............................................
     The Variable Account ................................
     The Portfolios.......................................
DESCRIPTION OF THE CONTRACT ..............................
   ACCUMULATION PERIOD PROVISIONS ........................
     Purchase Payments ...................................
     Cut-Off Times........................................
     Accumulation Units ..................................
     Value of Accumulation Units .........................
     Net Investment Factor ...............................
     Transfers Among Investment Options ..................
     Withdrawals..........................................
     Death Benefit During Accumulation Period.............
   PAY-OUT PERIOD PROVISIONS .............................
     General..............................................
     Annuity Options .....................................
     Determination of Amount of the First Variable
        Annuity Payment...................................
     Annuity Units and the Determination of
        Subsequent Variable Annuity Payments..............
     Transfers During Pay-out Period .....................
     Death Benefit During Pay-out Period..................
   OTHER CONTRACT PROVISIONS .............................
     Right to Review Contract ............................
     Ownership ...........................................
     Annuitant ...........................................
     Beneficiary .........................................
     Modification ........................................
     Our Approval ........................................
     Misstatement and Proof of Age, Sex or Survival.......
     FIXED ACCOUNT INVESTMENT OPTIONS.....................
CHARGES AND DEDUCTIONS ...................................
     Administration Fees..................................
     Distribution Fee.....................................
     Mortality and Expense Risks Charge ..................
     Taxes ...............................................
     Expenses of Distributing Contracts...................
FEDERAL TAX MATTERS ......................................
   INTRODUCTION ..........................................
   OUR TAX STATUS ........................................
   TAXATION OF ANNUITIES IN GENERAL ......................
     Tax Deferral During Accumulation Period .............
     Taxation of Partial and Full Withdrawals ............
     Taxation of Annuity Benefit Payments ................
     Taxation of Death Benefit Proceeds ..................
     Penalty Tax on Premature Distributions ..............
     Aggregation of Contracts ............................
   QUALIFIED RETIREMENT PLANS ............................
     Direct Rollovers ....................................
     Loans................................................
   FEDERAL INCOME TAX WITHHOLDING.........................
GENERAL MATTERS...........................................
     Performance Data.....................................
     Third Party Transfers................................
     Distribution of Contracts ...........................
     Contract Owner Inquiries.............................
     Confirmation Statements..............................
     Legal Proceedings ...................................
     Cancellation of Contract.............................
     Voting Interest......................................
APPENDIX A: SPECIAL TERMS.................................   A-1
APPENDIX B: QUALIFIED PLAN TYPES..........................   B-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments will be allocated to the ProFund VP Money Market Portfolio. Currently, thirty-seven Variable Account investment options and one fixed account investment option are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in shares of a corresponding Portfolio. A full description of each Portfolio is in the accompanying Portfolio prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on the fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities.

The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy. Where permitted by law, we may accept your authorization for such third party investment advisor to make transfers for you subject to our rules (see "THIRD PARTY TRANSFERS").

The Variable Account investment options were chosen to accommodate those who have active investment strategies and plan to use programmed, large, or frequent transfers among the Variable Account investment options. Our other variable annuity products are not designed to accommodate such active investment strategies. By issuing this variable annuity product, we do not in any way endorse or recommend such active investment strategies. However, we acknowledge that there are those who want to engage in such strategies and this product is designed to meet the needs of such persons.

The active investment strategies mentioned above have significant risks associated with them. If you engage in active investment strategies, the principal risk is that you or your investment advisor may misread the various markets and make transfers, that have less favorable results than would have existed in the absence of such activity. Also, the potential negative impact is magnified by the fact that an active investment strategy may involve large amounts and be concentrated in select markets. There are those who assert that
(1) the frequency of transfers increases the volatility of investment results and (2) being "out of the market" as a result of active investment strategies has a significant statistically negative impact on investment results. All of these risks, as well as all of the other risks mentioned below, will be present whether you direct the transfers yourself or engage the services of an investment advisor.

In addition, the active investment strategies of contract owners in general (or their investment advisors) could increase the rate of Portfolio turnover, which could negatively impact performance by increasing transaction expenses. Also, large movements may negatively impact the Portfolios' ability to achieve their investment objectives or their level of operating expenses

The investment strategies of some of the ProFund VP Portfolios are designed to magnify (both positively and negatively) the investment results of the applicable benchmark index. The investment results of these "leveraged" Portfolios are expected to exhibit significantly greater volatility than the other investment options available under the cntract. When compared to the universe of open-end mutual funds, the "leveraged" Portfolios are considered to be among the most volatile. The leveraged investment techniques employed by these Portfolios (including the borrowing costs incurred in creating leverage) should cause investors to lose more money in adverse environments.

None of the ProFund VP Portfolios seek to provide correlation with its respective benchmark over any period of time other than daily. The effect of the fees and expenses associated with the Portfolios and the compounding of returns may cause the performance of these Portfolios to differ, potentially significantly, from their benchmarks over time. This is particularly true for the "leveraged" Portfolios due to the multiplier effect of leverage.

In addition to all of the risks mentioned above, there are specific investment risks associated with the various ProFund VP Portfolios including, but not limited to, Active Trading Risk, Concentration Risk, Correlation Risk, Swap Counterparty Credit Risk and Risks of Aggressive Investment Techniques.

THIS FOREGOING DISCUSSION IS INTENDED TO BE A SUMMARY ONLY. YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS VERY CAREFULLY BEFORE INVESTING, WHICH QUALIFY IN THEIR ENTIRETY THE FOREGOING SUMMARY OF THE PORTFOLIOS.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. Withdrawals from the Variable Account investment options are subject to restrictions concerning the time of day by which the withdrawal request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and the annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrending the contract. We reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Portfolio prospectuses.


CONTRACT OWNER TRANSACTION EXPENSES


The following tables described the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.


Deferred sales load (withdrawal charge as percentage of purchase payments)......   None

Transfer Fee....................................................................   None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.


SEPARATE ACCOUNT ANNUAL EXPENSES



The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.


                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fees................................................    1.25%
Administration fee .............................................................    0.25%
Distribution fee................................................................    0.15%

Total Separate Account Annual Expenses..........................................    1.65%

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.


   TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM    MAXIMUM
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                          1.51%      2.65%


EXAMPLE(A)

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.





If you surrendered, did not surrender, or annuitized the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower).



------------------------------------------------------------------------------------------------------
                                                            1 Year     3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------
Maximum Total Annual Portfolio Operating Expenses            $ 43       $ 130      $ 219      $ 445
------------------------------------------------------------------------------------------------------
Minimum Total Annual Portfolio Operating Expenses            $ 32       $  97      $ 165      $ 347
------------------------------------------------------------------------------------------------------

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


     GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

=====================================
We are an indirect subsidiary of MFC.
=====================================

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.
==============================================================================

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has thirty-seven sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

======================================================================
The Portfolios are mutual funds in which the Variable Account invests.
======================================================================

The Separate Account currently invests in the shares of the ProFund Portfolios. The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios available under the contract are as follows:


         The PROFUND VP ULTRABULL seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.


         The PROFUND VP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index.

         The PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).

         The PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

         The PROFUND VP JAPAN seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts in the United States.

         The PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

         The PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.

         The PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.

         The PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.

         The PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.

         The PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the daily price movement of the most recently issued 30-year Treasury Bond ("Long Bond") If ProFund VP U.S. Government

         Plus is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase n the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP U.S. Government Plus should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.

         The PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the S&P 500(R) Index. If ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately on and a half times as much as the S&P 500 Index wht the prices of the securities tin the S&P 500 Index rise on a given day and should lose approximately on and a half times as much when such prices decline on a given day.

         The PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P mid Cap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day..

         The PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

         The PROFUND VP ULTRA OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ 100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

         The PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite ) daily performance of the S&P 500(R) Index. If ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of ProFund VP Bear shares should decrease in proportion to any daily increase in the level of the S&P 500 Index.

         The PROFUND VP SHORT SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap should decrease in proportion to any daily increase in the lvel of Russell 2000 Index.

         The PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of share of ProFund VP Short OTC should decrease in proportion to any daily increase in the level of the NASDAQ 100 Index.

         The PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP Rising Rates Opportunity is successful in meeting its objective, the net asset value of ProFund VP Rising Rates Opportunity should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of ProFund VP Rising Rates Opportunity should increase in proportion to any daily decrease in the price of the Long Bond.

         The PROFUND VP BANKS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

         The PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

         The PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

         The PROFUND VP CONSUMER CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

         The PROFUND VP CONSUMER NON-CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

         The PROFUND VP ENERGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.

         The PROFUND VP FINANCIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

         The PROFUND VP HEALTHCARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.

         The PROFUND VP INDUSTRIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.

         The PROFUND VP INTERNET seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

         The PROFUND VP PHARMACEUTICALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

         The PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

         The PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

         The PROFUND VP SEMICONDUCTOR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

         The PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.

         The PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

         The PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.

         The PROFUND VP MONEY MARKET seeks as high a level of current income as is consistent with liquidity and the preservation of capital.

         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in each Portfolio's prospectus which we provided to you along with this Prospectus. The Portfolios prospectus should be read carefully before investing.

         If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another portfolio or another open-end registered investment company. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

=============================================
You instruct us how to vote Portfolio shares.
=============================================

         We will vote shares of the Portfolios held in the Variable Account at the Portfolios shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Portfolio proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this Prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

=============================================================================
The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.
=============================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

         Your purchase payment will be allocated to the ProFund VP Money Market Portfolio.

CUT-OFF TIMES

         Any financial transaction involving your contract received by us at our Annuity Service Office no later than one hour prior to any announced closing of the New York Stock Exchange (generally 3:00 p.m. Eastern time) will take effect as of the valuation period that day ("Same Day Processing"). Any financial transaction involving your contract received by us at our Annuity Service Office after 3:00 p.m., but prior to the end of the valuation period that day, will take effect as of the valuation period the next business day ("Next Day Processing). Financial transactions subject to the cut-off time are transfers, partial withdrawals, full withdrawals and purchase payments. The Company reserves the right to change the cut-off times.

ACCUMULATION UNITS

=============================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
=============================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail prior to the 3:00 p.m. cut off time will receive Same Day Processing and be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. However, initial purchase payments received after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will usually receive Next Day Processing, and in any event will be credited not later than two business days after our receipt of all information necessary for issuing the contract (see "CUT-OFF TIMES"). You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                    - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                    - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

=============================================================
Amounts invested may be transferred among investment options.
=============================================================

         During the accumulation period, you may transfer amounts among the investment options at any time. Transfer requests must be submitted in writing (faxed transfer requests will not be permitted) or by any other means acceptable to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. Transfer requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Transfer requests received at our Annuity Service Office after the

3:00 cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). We reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law). We currently have no intention of limiting transfers or refusing transfer requests, however, we reserve the right to do so in the future.

         Currently, the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party (see "THIRD PARTY TRANSFERS").

WITHDRAWALS

===========================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
===========================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. Faxed withdrawal requests are not permitted. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans (including unpaid interest) provided such request is received prior to 3:00 p.m. (see "CUT-OFF TIMES"). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION".

         Withdrawal requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Withdrawal requests received at our Annuity Service Office after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. (See " FEDERAL TAX MATTERS" and Appendix B "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any owner dies the death benefit will be equal to the contract value.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit equal to the contract value will be paid upon the death of the spouse.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

========================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
========================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your written transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Faxed transfer requests are not permitted. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES"). Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an

"annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         INVESTMENT OPTIONS. Transfers may be made to the one-year fixed account investment option.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================

Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. Transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment options to the variable account investment options only at the end of a guaranteed period. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix B "Qualified Plan Types").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTION. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Portfolio prospectuses.

ADMINISTRATION FEES

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
================================================================================

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. The expense risk we assume is the risk that the administration charges or distribution charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% if the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING

TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

         -        received on or after the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.
================================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix B to this Prospectus. Appendix B also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

================================================================================
We may advertise our investment performance.
================================================================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the Portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio, adjusted to reflect current contract charges.

THIRD PARTY TRANSFERS

          The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party. YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH THIRD PARTY SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================

         Manulife Financial Securities LLC ("Manulife FinancialSecurities") is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that Portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each Portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55013, Boston, Massachusetts 02205-5013.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Portfolio may be determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently there are thirty-seven variable investment options under the contract.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO - A mutual fund in which the Variable Account invests.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit equal to contract value.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs.

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A

                                       of

                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW
                                      YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.

      The date of this Statement of Additional Information is May 1, 2003.

              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595
                                 (877) 391-3748


 NYVision / NYStrategic Allocator .SAI 5/03

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                   Page
GENERAL INFORMATION AND HISTORY.................................................    3
PERFORMANCE DATA................................................................    3
STATE PREMIUM TAXES.............................................................
SERVICES
         Independent Auditors...................................................
         Servicing Agent........................................................
         Principal Underwriter..................................................
APPENDIX A - PERFORMANCE DATA TABLES............................................   A-1
         MIT Trust and American Insurance Funds.................................   A-2
APPENDIX B - AUDITED FINANCIAL STATEMENTS.......................................   B-1

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


         On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of the following sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996: Pacific Rim Emerging Markets, Real Estate Securities, Balanced, Money Market and Quantitative Equity.

         Performance for each of the following sub-accounts is based upon the historical performance of the American Fund Insurance Series portfolio, adjusted to reflect current Trust charges and contract charges: American International, American Growth, American Growth-Income and American Blue Chip-Income.



         For periods prior to January 28, 2002, Series II performance reflects the performance of Series I which has a lower Rule 12b-1 fee. Had the performance during this period reflected the higher Series II Rule 12b-1 fee, the performance would have be lower.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.





         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.



                                                              TAX RATE
                                                     QUALIFIED        NON-QUALIFIED
STATE                                                CONTRACTS          CONTRACTS
----------------------------------------------------------------------------------
CALIFORNIA                                             0.50%              2.35%
MAINE                                                  0.00%              2.00%
NEVADA                                                .0.00%              3.50%
PUERTO RICO                                            1.00%              1.00%
SOUTH DAKOTA*                                         .0.00%              1.25%
WEST VIRGINIA                                          1.00%              1.00%
WYOMING                                                0.00%              1.00%



* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                    SERVICES

INDEPENDENT AUDITORS


         The audited financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2002 and 2001, and for the three years in the period ended December 31, 2002, and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2002, and for the two years in the period ended December 31, 2002, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at 200 Clarendon Street, Boston, MA 02116.


         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values,

                  -        variable annuity participants and transactions, and

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manulife Financial Securities LLC ("MFC LLC") an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2002 and MSS in 2001 and 2000 were $275,138,774, $202,486,965 and $251,409,183, respectively. MFS LLC and
MSS did not retain any of these amounts during such periods.

                                   Appendix A



                             PERFORMANCE DATA TABLES

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               FOR NYVISION CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE A
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%            -10.82%           01/01/97

Telecommunications          -48.53%      N/A             -49.15%           04/30/01

Science & Technology        -41.74%    -9.59%             -6.74%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.36%    -3.37%             -0.34%           01/01/97

Small Company Blend         -26.78%      N/A              -9.05%           05/03/99

Small Cap Index             -22.76%      N/A             -11.85%           05/01/00

Mid Cap Growth              -31.51%      N/A             -28.77%           04/30/01

Mid Cap Opportunities       -31.36%      N/A             -28.18%           04/30/01

Dynamic Growth              -29.54%      N/A             -39.51%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.65%    -2.56%              0.73%           03/04/96

Financial Services          -19.23%      N/A             -16.26%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.51%      N/A             -19.82%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.77%    -8.97%              3.14%           11/02/92

Quantitative Mid Cap        -23.92%      N/A             -25.31%           04/30/01

Mid Cap Index               -16.55%      N/A              -5.71%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           11/02/92

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.75%      N/A             -28.81%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.10%    -5.66%              2.22%           11/02/92

All Cap Value               -29.02%      N/A             -18.65%           04/30/01

Capital Opportunities       -28.39%      N/A             -25.88%           04/30/01

Total Stock Mkt Index       -22.58%      N/A             -17.41%           05/01/00

Quantitative Equity         -28.96%    -3.39%              1.32%           01/01/97

Blue Chip Growth            -25.50%    -2.33%              4.24%           12/11/92

Utilities                   -24.80%      N/A             -29.61%           04/30/01

Real Estate Securities        0.90%    -1.20%              1.95%           01/01/97

Small Company Value          -7.47%     0.12%             -0.84%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.07%    -2.64%              0.83%           01/01/97

500 Index                   -23.80%      N/A             -18.07%           05/01/00

Tactical Allocation         -24.46%      N/A             -16.59%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.57%    -2.89%              6.57%           11/02/92

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.70%     0.63%              7.74%           02/19/93

Income & Value              -17.31%     0.52%              4.64%           11/02/92

Balanced                    -15.76%    -6.32%             -2.84%           01/01/97

High Yield                   -8.40%    -3.91%             -1.60%           01/01/97

Strategic Bond                7.18%     3.46%              5.49%           02/19/93

Global Bond                  18.16%     2.57%              5.33%           11/02/92

Total Return                  7.72%      N/A               5.70%           05/03/99

Investment Quality Bond       8.14%     4.88%              5.13%           11/02/92

Diversified Bond              5.85%     5.47%              6.12%           11/02/92

U.S. Govn't Securities        6.23%     4.82%              4.85%           11/02/92

Money Market                 -0.48%     2.35%              2.55%           11/02/92

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.88%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.61%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.06%     3.64%              4.74%           01/07/97
-----------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
              FOR NYVISION CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
              (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%             -6.85%           10/04/94

Telecommunications          -48.53%      N/A             -49.15%           04/30/01

Science & Technology        -41.74%    -9.59%             -6.74%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.36%    -3.37%             -0.34%           01/01/97

Small Company Blend         -26.78%      N/A              -9.05%           05/03/99

Small Cap Index             -22.76%      N/A             -11.85%           05/01/00

Mid Cap Growth              -31.51%      N/A             -28.77%           04/30/01

Mid Cap Opportunities       -31.36%      N/A             -28.18%           04/30/01

Dynamic Growth              -29.54%      N/A             -39.51%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.65%    -2.56%              0.73%           03/04/96

Financial Services          -19.23%      N/A             -16.26%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.51%      N/A             -19.82%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.77%    -8.97%              3.14%           06/18/85

Quantitative Mid Cap        -23.92%      N/A             -25.31%           04/30/01

Mid Cap Index               -16.55%      N/A              -5.71%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           03/18/88

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.75%      N/A             -28.81%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.10%    -5.66%              2.22%           08/03/89

All Cap Value               -29.02%      N/A             -18.65%           04/30/01

Capital Opportunities       -28.39%      N/A             -25.88%           04/30/01

Total Stock Mkt Index       -22.58%      N/A             -17.41%           05/01/00

Quantitative Equity         -28.96%    -3.39%              5.23%           04/30/87

Blue Chip Growth            -25.50%    -2.33%              4.24%           12/11/92

Utilities                   -24.80%      N/A             -29.61%           04/30/01

Real Estate Securities        0.90%    -1.20%              6.62%           04/30/87

Small Company Value          -7.47%     0.12%             -0.84%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.07%    -2.64%              0.83%           01/01/97

500 Index                   -23.80%      N/A             -18.07%           05/01/00

Tactical Allocation         -24.46%      N/A             -16.59%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.57%    -2.89%              6.57%           04/23/91

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.70%     0.63%              7.74%           02/19/93

Income & Value              -17.31%     0.52%              4.64%           08/03/89

Balanced                    -15.76%    -6.32%             -2.84%           01/01/97

High Yield                   -8.40%    -3.91%             -1.60%           01/01/97

Strategic Bond                7.18%     3.46%              5.49%           02/19/93

Global Bond                  18.16%     2.57%              5.33%           03/18/88

Total Return                  7.72%      N/A               5.70%           05/03/99

Investment Quality Bond       8.14%     4.88%              5.13%           06/18/85

Diversified Bond              5.85%     5.47%              6.12%           08/03/89

U.S. Govn't Securities        6.23%     4.82%              4.85%           03/18/88

Money Market                 -0.48%     2.35%              2.55%           06/18/85

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.88%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.61%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.06%     3.64%              4.74%           01/07/97
----------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
              FOR NYVISION CONTRACTS INVESTING IN SERIES I SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%             -6.85%           10/04/94

Telecommunications          -48.53%      N/A             -49.15%           04/30/01

Science & Technology        -41.74%    -9.59%             -6.74%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.36%    -3.37%             -0.34%           01/01/97

Small Company Blend         -26.78%      N/A              -9.05%           05/03/99

Small Cap Index             -22.76%      N/A             -11.85%           05/01/00

Mid Cap Growth              -31.51%      N/A             -28.77%           04/30/01

Mid Cap Opportunities       -31.36%      N/A             -28.18%           04/30/01

Dynamic Growth              -29.54%      N/A             -39.51%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.65%    -2.56%              0.73%           03/04/96

Financial Services          -19.23%      N/A             -16.26%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.51%      N/A             -19.82%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.77%    -8.97%              3.14%           06/18/85

Quantitative Mid Cap        -23.92%      N/A             -25.31%           04/30/01

Mid Cap Index               -16.55%      N/A              -5.71%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           03/18/88

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.75%      N/A             -28.81%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.10%    -5.66%              2.22%           08/03/89

All Cap Value               -29.02%      N/A             -18.65%           04/30/01

Capital Opportunities       -28.39%      N/A             -25.88%           04/30/01

Total Stock Mkt Index       -22.58%      N/A             -17.41%           05/01/00

Quantitative Equity         -28.96%    -3.39%              5.23%           04/30/87

Blue Chip Growth            -25.50%    -2.33%              4.24%           12/11/92

Utilities                   -24.80%      N/A             -29.61%           04/30/01

Real Estate Securities        0.90%    -1.20%              6.62%           04/30/87

Small Company Value          -7.47%     0.12%             -0.84%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.07%    -2.64%              0.83%           01/01/97

500 Index                   -23.80%      N/A             -18.07%           05/01/00

Tactical Allocation         -24.46%      N/A             -16.59%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.57%    -2.89%              6.57%           04/23/91

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.70%     0.63%              7.74%           02/19/93

Income & Value              -17.31%     0.52%              4.64%           08/03/89

Balanced                    -15.76%    -6.32%             -2.84%           01/01/97

High Yield                   -8.40%    -3.91%             -1.60%           01/01/97

Strategic Bond                7.18%     3.46%              5.49%           02/19/93

Global Bond                  18.16%     2.57%              5.33%           03/18/88

Total Return                  7.72%      N/A               5.70%           05/03/99

Investment Quality Bond       8.14%     4.88%              5.13%           06/18/85

Diversified Bond              5.85%     5.47%              6.12%           08/03/89

U.S. Govn't Securities        6.23%     4.82%              4.85%           03/18/88

Money Market                 -0.48%     2.35%              2.55%           06/18/85

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.88%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.61%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.06%     3.64%              4.74%           01/07/97
-----------------------------------------------------------------------------------

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
              FOR NYVISION CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE A
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%            -10.82%           01/01/97

Telecommunications          -48.65%      N/A             -49.23%           04/30/01

Science & Technology        -41.81%    -9.61%             -6.76%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.40%    -3.38%             -0.35%           01/01/97

Small Company Blend         -26.87%      N/A              -9.08%           05/03/99

Small Cap Index             -22.73%      N/A             -11.84%           05/01/00

Mid Cap Growth              -31.61%      N/A             -28.82%           04/30/01

Mid Cap Opportunities       -31.45%      N/A             -28.24%           04/30/01

Dynamic Growth              -29.74%      N/A             -39.57%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.71%    -2.57%              0.72%           03/04/96

Financial Services          -19.31%      N/A             -16.31%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.47%      N/A             -19.80%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.85%    -8.99%              3.13%           11/02/92

Quantitative Mid Cap        -24.01%      N/A             -25.37%           04/30/01

Mid Cap Index               -16.60%      N/A              -5.72%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           11/02/92

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.86%      N/A             -28.86%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.20%    -5.68%              2.21%           11/02/92

All Cap Value               -29.10%      N/A             -18.70%           04/30/01

Capital Opportunities       -28.48%      N/A             -25.94%           04/30/01

Total Stock Mkt Index       -22.62%      N/A             -17.42%           05/01/00

Quantitative Equity         -29.02%    -3.41%              1.30%           01/01/97

Blue Chip Growth            -25.56%    -2.35%              4.23%           12/11/92

Utilities                   -24.90%      N/A             -29.67%           04/30/01

Real Estate Securities        0.84%    -1.21%              1.94%           01/01/97

Small Company Value          -7.54%     0.10%             -0.85%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.13%    -2.66%              0.82%           01/01/97

500 Index                   -23.90%      N/A             -18.11%           05/01/00

Tactical Allocation         -24.56%      N/A             -16.63%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.61%    -2.90%              6.56%           11/02/92

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.77%     0.62%              7.74%           02/19/93

Income & Value              -17.41%     0.49%              4.62%           11/02/92

Balanced                    -15.84%    -6.34%             -2.86%           01/01/97

High Yield                   -8.51%    -3.94%             -1.62%           01/01/97

Strategic Bond                7.08%     3.44%              5.50%           02/19/93

Global Bond                  18.07%     2.56%              5.32%           11/02/92

Total Return                  7.65%      N/A               5.68%           05/03/99

Investment Quality Bond       8.05%     4.87%              5.12%           11/02/92

Diversified Bond              5.75%     5.45%              6.11%           11/02/92

U.S. Govn't Securities        6.16%     4.81%              4.84%           11/02/92

Money Market                 -0.66%     2.32%              2.54%           11/02/92

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.89%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.63%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.03%     3.64%              4.74%           01/07/97

American International      -16.68%     0.28%              0.57%           04/30/97

American Growth             -26.09%     4.26%              7.87%           04/30/97

American Growth - Income    -20.11%     1.25%              4.09%           04/30/97

American Blue Chip - Income -24.74%      N/A             -20.94%           07/05/01
-----------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
              FOR NYVISION CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
              (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)

                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%             -6.85%           10/04/94

Telecommunications          -48.65%      N/A             -49.23%           04/30/01

Science & Technology        -41.81%    -9.61%             -6.76%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.40%    -3.38%             -0.35%           01/01/97

Small Company Blend         -26.87%      N/A              -9.08%           05/03/99

Small Cap Index             -22.73%      N/A             -11.84%           05/01/00

Mid Cap Growth              -31.61%      N/A             -28.82%           04/30/01

Mid Cap Opportunities       -31.45%      N/A             -28.24%           04/30/01

Dynamic Growth              -29.74%      N/A             -39.57%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.71%    -2.57%              0.72%           03/04/96

Financial Services          -19.31%      N/A             -16.31%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.47%      N/A             -19.80%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.85%    -8.99%              3.13%           06/18/85

Quantitative Mid Cap        -24.01%      N/A             -25.37%           04/30/01

Mid Cap Index               -16.60%      N/A              -5.72%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           03/18/88

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.86%      N/A             -28.86%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.20%    -5.68%              2.21%           08/03/89

All Cap Value               -29.10%      N/A             -18.70%           04/30/01

Capital Opportunities       -28.48%      N/A             -25.94%           04/30/01

Total Stock Mkt Index       -22.62%      N/A             -17.42%           05/01/00

Quantitative Equity         -29.02%    -3.41%              5.22%           04/30/87

Blue Chip Growth            -25.56%    -2.35%              4.23%           12/11/92

Utilities                   -24.90%      N/A             -29.67%           04/30/01

Real Estate Securities        0.84%    -1.21%              6.60%           04/30/87

Small Company Value          -7.54%     0.10%             -0.85%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.13%    -2.66%              0.82%           01/01/97

500 Index                   -23.90%      N/A             -18.11%           05/01/00

Tactical Allocation         -24.56%      N/A             -16.63%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.61%    -2.90%              6.56%           04/23/91

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.77%     0.62%              7.74%           02/19/93

Income & Value              -17.41%     0.49%              4.62%           08/03/89

Balanced                    -15.84%    -6.34%             -2.86%           01/01/97

High Yield                   -8.51%    -3.94%             -1.62%           01/01/97

Strategic Bond                7.08%     3.44%              5.50%           02/19/93

Global Bond                  18.07%     2.56%              5.32%           03/18/88

Total Return                  7.65%      N/A               5.68%           05/03/99

Investment Quality Bond       8.05%     4.87%              5.12%           06/18/85

Diversified Bond              5.75%     5.45%              6.11%           08/03/89

U.S. Govn't Securities        6.16%     4.81%              4.84%           03/18/88

Money Market                 -0.66%     2.32%              2.54%           06/18/85

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.89%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.63%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.03%     3.64%              4.74%           01/07/97

American International      -16.68%     0.28%              0.57%           04/30/97

American Growth             -26.09%     4.26%              7.87%           04/30/97

American Growth - Income    -20.11%     1.25%              4.09%           04/30/97

American Blue Chip - Income -24.74%      N/A             -20.94%           07/05/01
-----------------------------------------------------------------------------------

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
              FOR NYVISION CONTRACTS INVESTING IN SERIES II SHARES
                       CALCULATED AS OF DECEMBER 31, 2002
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
             (NOT REFLECTING THE EXPENSES OF ANY OPTIONAL BENEFITS)


                                                     SINCE INCEPTION
                                                       OR 10 YEARS,        INCEPTION
      PORTFOLIO             1 YEAR     5 YEAR      WHICHEVER IS SHORTER       DATE
------------------------------------------------------------------------------------
Internet Technology         -38.23%      N/A             -47.17%           05/01/00

Pacific Rim                 -13.97%    -5.08%             -6.85%           10/04/94

Telecommunications          -48.65%      N/A             -49.23%           04/30/01

Science & Technology        -41.81%    -9.61%             -6.76%           01/01/97

International Small Cap     -18.09%    -4.99%             -2.75%           03/04/96

Health Sciences             -28.43%      N/A             -14.70%           04/30/01

Aggressive Growth           -26.19%    -6.08%             -5.36%           01/01/97

Emerging Small Company      -30.40%    -3.38%             -0.35%           01/01/97

Small Company Blend         -26.87%      N/A              -9.08%           05/03/99

Small Cap Index             -22.73%      N/A             -11.84%           05/01/00

Mid Cap Growth              -31.61%      N/A             -28.82%           04/30/01

Mid Cap Opportunities       -31.45%      N/A             -28.24%           04/30/01

Dynamic Growth              -29.74%      N/A             -39.57%           05/01/00

Mid Cap Stock               -23.83%      N/A             -11.92%           05/03/99

All Cap Growth              -25.71%    -2.57%              0.72%           03/04/96

Financial Services          -19.31%      N/A             -16.31%           04/30/01

International Stock         -22.97%    -6.79%             -5.54%           01/01/97

Overseas                    -22.73%    -6.77%             -2.65%           01/09/95

International Index         -18.47%      N/A             -19.80%           05/01/00

International Value         -19.18%      N/A             -10.12%           05/03/99

Strategic Opportunities     -39.85%    -8.99%              3.13%           06/18/85

Quantitative Mid Cap        -24.01%      N/A             -25.37%           04/30/01

Mid Cap Index               -16.60%      N/A              -5.72%           05/01/00

Global Equity               -20.43%    -3.99%              4.05%           03/18/88

Strategic Growth            -29.22%      N/A             -25.09%           04/30/01

Capital Appreciation        -31.86%      N/A             -28.86%           11/01/00

All Cal Core                -26.46%    -7.71%             -1.53%           07/15/96

Large Cap Growth            -24.20%    -5.68%              2.21%           08/03/89

All Cap Value               -29.10%      N/A             -18.70%           04/30/01

Capital Opportunities       -28.48%      N/A             -25.94%           04/30/01

Total Stock Mkt Index       -22.62%      N/A             -17.42%           05/01/00

Quantitative Equity         -29.02%    -3.41%              5.22%           04/30/87

Blue Chip Growth            -25.56%    -2.35%              4.23%           12/11/92

Utilities                   -24.90%      N/A             -29.67%           04/30/01

Real Estate Securities        0.84%    -1.21%              6.60%           04/30/87

Small Company Value          -7.54%     0.10%             -0.85%           10/01/97

Mid Cap Value               -11.58%      N/A              -5.13%           04/30/01

Value                       -24.13%    -2.66%              0.82%           01/01/97

500 Index                   -23.90%      N/A             -18.11%           05/01/00

Tactical Allocation         -24.56%      N/A             -16.63%           05/01/00

Fundamental Value           -17.58%      N/A             -14.82%           04/30/01

Growth & Income             -25.61%    -2.90%              6.56%           04/23/91

U.S. Large Cap              -26.41%      N/A              -8.41%           05/03/99

Equity Income               -14.77%     0.62%              7.74%           02/19/93

Income & Value              -17.41%     0.49%              4.62%           08/03/89

Balanced                    -15.84%    -6.34%             -2.86%           01/01/97

High Yield                   -8.51%    -3.94%             -1.62%           01/01/97

Strategic Bond                7.08%     3.44%              5.50%           02/19/93

Global Bond                  18.07%     2.56%              5.32%           03/18/88

Total Return                  7.65%      N/A               5.68%           05/03/99

Investment Quality Bond       8.05%     4.87%              5.12%           06/18/85

Diversified Bond              5.75%     5.45%              6.11%           08/03/89

U.S. Govn't Securities        6.16%     4.81%              4.84%           03/18/88

Money Market                 -0.66%     2.32%              2.54%           06/18/85

Lifestyle Aggressive        -22.01%    -6.39%             -3.98%           01/07/97

Lifestyle Growth            -17.23%    -3.28%             -0.89%           01/07/97

Lifestyle Balanced          -11.42%    -0.77%              1.30%           01/07/97

Lifestyle Moderate           -5.63%     1.53%              3.20%           01/07/97

Lifestyle Conservative        0.03%     3.64%              4.74%           01/07/97

American International      -16.68%     0.28%              0.57%           04/30/97

American Growth             -26.09%     4.26%              7.87%           04/30/97

American Growth - Income    -20.11%     1.25%              4.09%           04/30/97

American Blue Chip - Income -24.74%      N/A             -20.94%           07/05/01
-----------------------------------------------------------------------------------

                                    Endnotes



(A)Inception date of the sub-account of the Variable Account which invests in the portfolio.

                                   Appendix B



                          AUDITED FINANCIAL STATEMENTS

A U D I T E D  F I N A N C I A L  S T A T E M E N T S

The Manufacturers Life Insurance Company of New York

Years ended December 31, 2002, 2001 and 2000

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                    CONTENTS

Report of Independent Auditors...........................................   1

Audited Financial Statements

Balance Sheets...........................................................   2
Statements of Income.....................................................   3
Statements of Changes in Shareholder's Equity............................   4
Statements of Cash Flows.................................................   5
Notes to Financial Statements............................................   7

                         Report of Independent Auditors

The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.


Boston, Massachusetts                                      /s/ Ernst & Young LLP
March 28, 2003

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS ($ thousands)                                                         2002             2001
------------------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2002 $124,888; 2001 $110,293)                        $   132,321      $   112,479
   Investment in unconsolidated affiliate                                        800              200
   Policy loans                                                                7,326            4,220
   Short-term investments                                                    179,949          134,652
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                        $   320,396      $   251,551
-----------------------------------------------------------------------------------------------------
Accrued investment income                                                      5,914            3,836
Deferred acquisition costs                                                   115,163           88,825
Federal income tax recoverable from affiliates                                   500            1,275
Other assets                                                                     782              596
Due from reinsurers                                                            7,568            4,154
Separate account assets                                                    1,284,313        1,216,380
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 1,734,636      $ 1,566,617
=====================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                                 $   292,232      $   238,377
   Payable to affiliates                                                       3,748            5,200
   Deferred income taxes                                                       7,498            6,009
   Cash overdraft                                                              1,676              672
   Other liabilities                                                           9,269            9,454
   Separate account liabilities                                            1,284,313        1,216,380
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $ 1,598,736      $ 1,476,092
-----------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                          $     2,000      $     2,000
   Additional paid-in capital                                                113,306           72,706
   Retained earnings                                                          17,904           15,466
   Accumulated other comprehensive income                                      2,690              353
-----------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                               $   135,900      $    90,525
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                               $ 1,734,636      $ 1,566,617
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002             2001              2000
------------------------------------------------------------------------------------------------------------------
REVENUES:
     Fees from separate accounts and policyholder liabilities        $ 24,773         $  21,457         $  19,151
     Premiums                                                             251                43               258
     Net investment income                                             21,020            20,415            21,054
     Net realized investment (losses) gains                            (2,151)              730            (1,319)
-----------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                        $ 43,893         $  42,645         $  39,144
-----------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
     Policyholder benefits and claims                                $ 15,226         $  12,408         $  10,336
     Amortization of deferred acquisition costs                        12,336            10,597             7,770
     Other insurance expenses                                          13,725            20,209            14,772
-----------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                          $ 41,287         $  43,214         $  32,878
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) BEFORE INCOME TAXES                                    $  2,606         $    (569)        $   6,266
-----------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)                                         $    168         $    (600)        $    (222)
-----------------------------------------------------------------------------------------------------------------
NET INCOME                                                           $  2,438         $      31         $   6,488
=================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                     ACCUMULATED OTHER       TOTAL
                                            COMMON       ADDITIONAL      RETAINED      COMPREHENSIVE      SHAREHOLDER'S
($ thousands)                               STOCK     PAID-IN CAPITAL    EARNINGS       INCOME (LOSS)        EQUITY
------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2000                   $  2,000      $  72,706        $ 8,947        $  (2,444)          $ 81,209
Comprehensive income                              -              -          6,488            1,933              8,421
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                 $  2,000      $  72,706        $15,435        $    (511)          $ 89,630
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                              -              -             31              864                895
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                 $  2,000      $  72,706        $15,466        $     353           $ 90,525
---------------------------------------------------------------------------------------------------------------------
Capital contribution                                        40,600                                             40,600
Comprehensive income                              -              -          2,438            2,337              4,775
---------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                 $  2,000      $ 113,306        $17,904        $   2,690           $135,900
=====================================================================================================================

The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002           2001            2000
---------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
   Operating cash inflows:
     Premiums                                                        $     103      $     (50)      $     181
     Fee income                                                         24,773         21,457          19,151
     Net investment income                                              19,763         20,500          20,891
-------------------------------------------------------------------------------------------------------------
TOTAL OPERATING CASH INFLOWS                                         $  44,639      $  41,907       $  40,223
-------------------------------------------------------------------------------------------------------------
Operating cash outflows:
   Benefit payments                                                  $  14,519      $  10,535       $   8,000
   Insurance expenses and taxes                                         54,151         63,415          30,374
   Change in other assets and other liabilities                          3,193         (3,589)           (109)
-------------------------------------------------------------------------------------------------------------
TOTAL OPERATING CASH OUTFLOWS                                        $  71,863      $  70,361       $  38,265
-------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIIVITIES                 $ (27,224)     $ (28,454)      $   1,958
-------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
   Fixed-maturity securities sold, matured or repaid                 $  43,619      $ 115,381       $ 109,657
   Fixed-maturity securities purchased                                 (61,288)      (111,208)        (99,945)
   Policy loans advanced, net                                           (3,106)        (1,900)         (1,390)
   Investment in unconsolidated affiliate                                 (600)             -             (25)
   Short-term investments                                              (45,047)       (86,396)         (6,886)
   Net change in receivable for undelivered securities                       -          6,700          (6,700)
-------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                $ (66,422)     $ (77,423)      $  (5,289)
-------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
   Net reinsurance consideration                                     $  (3,414)     $  (2,816)      $    (693)
   Increase in account balances subject to reinsurance                   3,414          2,816             693
   Deposits and interest credited to policyholder account balances     188,849        214,126          62,218
   Net transfers to separate accounts from policyholders funds        (114,520)       (93,597)        (47,168)
   Return of policyholder funds                                        (22,287)       (14,012)        (20,124)
   Capital contribution                                                 40,600              -               -
-------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                  $  92,642      $ 106,517       $  (5,074)
-------------------------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents during the year     $  (1,004)     $     640       $  (8,405)
-------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of year                            (672)        (1,312)          7,093
-------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $  (1,676)     $    (672)      $  (1,312)
=============================================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                           2002           2001            2000
---------------------------------------------------------------------------------------------------------------
RECONCILIATION OF NET INCOME TO NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES:

   NET INCOME                                                        $   2,438      $      31       $   6,488

   ADJUSTMENTS TO RECONCILE NET INCOME TO
   NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES

     Realized (gains) losses and provisions                              2,151           (730)          1,319
     Due from reinsurers                                                (3,414)        (2,816)           (693)
     Policyholder liabilities                                            1,813          1,970           3,214
     Deferred acquisition costs capitalization                         (40,488)       (41,137)        (17,673)
     Deferred acquisition costs amortization                            12,336         10,597           7,770
     Deferred tax provision                                                230           (325)          1,454
     Change in other assets and other liabilities                       (3,193)         3,589             109
     Other, net                                                            903            367             (30)
-------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIIVITIES                 $ (27,224)     $ (28,454)      $   1,958
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"). Prior to this, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America. ManUSA is an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI in turn is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company mainly offers and issues individual and group annuity contracts. More recently, it has begun to offer and issue more individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT. On October 1, 2002, ManUSA exchanged a 30% ownership interest in MSS for one common share of the Company. The end result is that the Company has a 40% ownership interest in MSS as at December 31, 2002 that amounts to $800 and is accounted for using the equity method.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     b)  INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed securities included in the fixed-maturity securities, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     c)  CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     d)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

     e)  POLICYHOLDER LIABILITIES AND ACCRUALS

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

     f)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     g)  REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

     h)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     i)  INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of the deferred tax asset is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realized.

     j)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY SECURITIES

         At December 31, 2002 and 2001, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                                                 GROSS              GROSS
                                                              UNREALIZED         UNREALIZED
AS AT DECEMBER 31                     AMORTIZED COST             GAINS             LOSSES              FAIR VALUE
($ thousands)                        2002         2001      2002      2001       2002     2001      2002        2001
-----------------------------------------------------------------------------------------------------------------------
U.S. government                   $  36,596    $  35,746   $2,766   $   409     $   -    $(121)  $  39,362   $  36,034
Corporate securities                 79,723       68,767    4,975     2,138      (811)    (370)     83,887      70,535
Mortgage-backed securities            2,558        2,717      218        87         -        -       2,776       2,804
Foreign governments                   6,011        3,063      285        45         -       (2)      6,296       3,106
----------------------------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES   $ 124,888    $ 110,293   $8,244   $ 2,679     $(811)   $(493)  $ 132,321   $ 112,479
----------------------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2002 were $20,469 (2001 $97,631; 2000 $54,082). Gross gains of $483 and gross losses of $202 were realized on those sales (gross gains and losses were $871 and $222 for 2001; and $245 and $1,550 for 2000, respectively).

         The contractual maturities of fixed-maturity securities at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

($ thousands)                                  AMORTIZED COST       FAIR VALUE
-------------------------------------------------------------------------------
FIXED-MATURITY SECURITIES
   One year or less                               $  30,534          $ 30,793
   Greater than 1; up to 5 years                     41,811            45,144
   Greater than 5; up to 10 years                    34,585            37,689
   Due after 10 years                                15,400            15,919
   Mortgage-backed securities                         2,558             2,776
-----------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                   $ 124,888          $132,321
-----------------------------------------------------------------------------

         Fixed-maturity securities with a fair value of $479 and $431 at December 31, 2002 and 2001, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

     b)  INVESTMENT INCOME

         Income by type of investment was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                           2002                 2001                2000
--------------------------------------------------------------------------------------------------------
Fixed-maturity securities                            $   5,863            $   6,305            $ 7,910
Other invested assets                                   11,493                9,864             10,053
Short-term investments                                   3,860                4,415              3,228
------------------------------------------------------------------------------------------------------
Gross investment income                                 21,216               20,584             21,191
------------------------------------------------------------------------------------------------------
Investment expenses                                       (196)                (169)              (137)
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $  21,020            $  20,415            $21,054
======================================================================================================

         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $11,102, $9,629 and $9,970 for the years ended December 31, 2002, 2001, and 2000, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001               2000
--------------------------------------------------------------------------------------------------------
NET INCOME                                             $ 2,438              $    31            $ 6,488
------------------------------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Unrealized holding gains arising during the year         939                1,339              1,076
  Less:
  Reclassification adjustment for realized
  (losses) gains included in net income                 (1,398)                 475               (857)
------------------------------------------------------------------------------------------------------
Other comprehensive income                               2,337                  864              1,933
------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                   $ 4,775              $   895            $ 8,421
======================================================================================================

         Other comprehensive income is reported net of income tax expense of $1,259, $202 and $293 for 2002, 2001 and 2000, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001                2000
----------------------------------------------------------------------------------------------------------
Balance at January 1                                 $    88,825          $    59,605          $  50,476
Capitalization                                            40,488               41,137             17,673
Amortization                                             (12,336)             (10,597)            (7,770)
Effect of net unrealized gains
   on securities available-for-sale                       (1,814)              (1,320)              (774)
--------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                               $   115,163          $    88,825          $  59,605
========================================================================================================

6.       INCOME TAXES

         The components of income tax expense (benefit) were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                            2002                 2001                2000
----------------------------------------------------------------------------------------------------------
Current benefit                                      $       (62)         $      (275)         $  (1,676)
Deferred expense (benefit)                                   230                 (325)             1,454
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSE (BENEFIT)                              $       168          $      (600)         $    (222)
========================================================================================================

         Included in the current benefit for 2000 is a $1,869 one-time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit resulting from the dividends received deduction was $759, $420 and $560 for the years ended December 31, 2002, 2001 and 2000, respectively.

         Components of the Company's net deferred tax liability are as follows:

AS AT DECEMBER 31
($ thousands)                                                          2002                  2001
-----------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
   Reserves                                                         $   5,822             $   6,078
   Net operating loss carryforwards                                    17,700                 8,608
   Investments                                                            881                     -
---------------------------------------------------------------------------------------------------
Net deferred tax assets                                                24,403                14,686
---------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs                                         (26,471)              (17,949)
   Unrealized gains on securities available-for-sale                   (1,449)                 (190)
   Other                                                               (3,981)               (2,556)
---------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                        (31,901)              (20,695)
---------------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                          $  (7,498)            $  (6,009)
===================================================================================================

         For 2002, the Company will file a separate federal and State of New York return.

         Prior to 2002, the Company filed a consolidated tax return with the Manufacturers Life Insurance Company of North America. A tax sharing agreement set forth the manner in which each company's provision (benefit) was computed as if it filed a separate tax return. The tax charge to each of the respective companies was not more than that company would have paid on a separate return basis.

         The Company received refunds of $1,009 and $420 for 2002 and 2000, respectively. For 2001, there was neither a refund nor a payment made in regards to income taxes.

         At December 31, 2002, the Company has operating loss carryforwards of $50,570 that begin to expire in 2015. The Company believes that it will realize the full benefit of its deferred tax assets.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

AS AT DECEMBER 31
($ thousands)                                                                     2002              2001
----------------------------------------------------------------------------------------------------------
AUTHORIZED:
   3,000,000 Common shares (2,000,000 in 2001), par value $1                          -                 -
ISSUED AND OUTSTANDING:
   2,000,001 Common shares (2,000,000 in 2001)                                   $2,000            $2,000
---------------------------------------------------------------------------------------------------------

         By a certificate of amendment dated September 19, 2002 and approved by the New York Superintendent of Insurance on September 23, 2002, the Company amended its charter to increase the number of authorized shares of capital stock from 2 million at one dollar par value to 3 million at one dollar par value.

         On July 31, 2002 and by resolution of the Executive Committee of ManUSA's Board of Directors dated July 25, 2002, ManUSA contributed $40,000 in capital to the Company.

         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. The aggregate statutory capital and surplus of the Company at December 31, 2002 was $51,678 (2001, $34,354). The aggregate statutory net loss of the Company for the year ended 2002 was $25,919 (2001, $25,602; 2000, $3,010). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

8.       REINSURANCE

         At December 31, 2002, the Company had treaties with sixteen reinsurers, fifteen unaffiliated and one affiliated. The per policy life risk retained by the Company is 10% of policy, up to a maximum of $100. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. In 2002, there was one recovery accrued under these agreements; a recovery of $450 on a $500 death claim.

         At December 31, 2002, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $1,095 and $750 in reinsurance premiums for the years ended December 31, 2002 and 2001, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

         Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

9.       RELATED PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an administrative services agreement effective for 2001 and beyond, all intercompany services, except for investment services, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly by MLI. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2002, 2001, and 2000, the Company was billed administrative and investment service expenses of $18,380, $17,857 and $12,633, respectively, from the MLI group of affiliated companies. At December 31, 2002 and 2001, the Company had a net liability to the MLI group of affiliated companies of $3,296 and $4,730, respectively, for services provided.

         Effective January 1, 2002, Manulife Financial Services, LLC, a wholly owned subsidiary of ManUSA, became the exclusive distributor of all contracts issued by the Company. Prior to 2002, MSS was the exclusive distributor. For the years ended December 31, 2002, 2001, and 2000, the Company was billed underwriting commissions of $27,615, $31,981, and $18,336 respectively. The Company had a net liability for services provided of $452 and $470 at December 31, 2002 and 2001, respectively. In addition, the Company had a receivable from MSS relating to distributions of $1,900 and $1,092, which were included in accrued investment income at December 31, 2002 and 2001, respectively.

10.      EMPLOYEE BENEFITS

     a)  RETIREMENT PLAN

         The Company participates in a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan"), which is sponsored by the Company's indirect parent ManUSA. Effective January 1, 2002, Manulife Wood Logan employees commenced earning a benefit under the Plan. Effective July 1, 2002, the Wood Logan Associates, Inc. Pension Plan, which was frozen as of December 31, 2001, was merged into the Plan.

         The Plan provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the plan participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available, including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for plan participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Constant Maturity Bond rate plus 0.25%, but no less than 5.25% per year.

         Actuarial valuations of projected plan benefit obligations are based on projected salaries, an assumed discount rate, best estimates of investment yields on plan assets, mortality of plan participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses outside of a corridor are amortized into the income of the sponsor over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     a)  RETIREMENT PLAN (CONTINUED)

         At December 31, 2002, the projected benefit obligation to the participants of the Plan was $64,929 (2001, $56,235), which was based on an assumed interest rate of 6.75% (2001, 7.25%). The fair value of the Plan assets totaled $60,556 (2001, $71,642).

     b)  401(k) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

     c)  POSTRETIREMENT BENEFIT PLAN

         In addition to the above plans, the Company participates in a postretirement benefit plan that is sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement, with a maximum of $150. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor ManUSA. This plan is unfunded.

         Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:

                                                    2002                                 2001
                                     ---------------------------------------------------------------------
                                      CARRYING              FAIR             CARRYING            FAIR
                                       VALUE                VALUE              VALUE             VALUE
                                     ---------------------------------------------------------------------
Assets:
Fixed-maturity securities            $  132,321          $  132,321         $  112,479        $   112,479
Policy loans                              7,326               7,326              4,220              4,220
Short-term investments                  179,949             179,949            134,652            134,652
Separate account assets               1,284,313           1,284,313          1,216,380          1,216,380

Liabilities:
Policyholder liabilities and
  accruals                           $  292,232          $  274,106         $  238,377        $   223,693
Cash overdraft                            1,676               1,676                672                672
Separate account liabilities          1,284,313           1,284,313          1,216,380          1,216,380

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment and Cash Overdraft: Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability.

12.      LEASES

         The Company leases office space under various operating lease agreements, which will expire between 2003 and 2005. For the years ended December 31, 2002, 2001 and 2000, the Company incurred rent expense of $282, $311 and $248, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

YEAR ENDED               MINIMUM LEASE PAYMENTS
------------------------------------------------
  2003                           $  218
  2004                              184
  2005                              110
                                 ------

TOTAL                            $  512
=======================================

13.      CAPITAL MAINTENANCE AGREEMENT

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

14.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

15.      CODIFICATION

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company use to prepare their statutory-basis financial statements. The State of New York adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the Company. In total, statutory-basis surplus of the Company increased by $17.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Separate Account A
Years ended December 31, 2002 and 2001

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                     Years ended December 31, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors.........................................     1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity........................     3
Statements of Operations and Changes in Contract Owners' Equity........     6
Notes to Financial Statements..........................................    36

                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
   New York Separate Account A


We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (the Account, comprising, respectively, the Strategic Opportunities--Class A, Strategic Opportunities--Class B, Investment Quality Bond--Class A, Investment Quality Bond--Class B, Growth & Income--Class A, Growth & Income--Class B, Blue Chip Growth--Class A, Blue Chip Growth--Class B, Money Market--Class A, Money Market--Class B, Global Equity--Class A, Global Equity--Class B, Global Bond--Class A, Global Bond--Class B, U.S. Government Securities--Class A, U.S. Government Securities--Class B, Diversified Bond--Class A, Diversified Bond--Class B, Income & Value--Class A, Income & Value--Class B, Large Cap Growth--Class A, Large Cap Growth--Class B, Equity-Income--Class A, Equity-Income--Class B, Strategic Bond--Class A, Strategic Bond--Class B, Overseas--Class A, Overseas--Class B, All Cap Core--Class A, All Cap Core--Class B, All Cap Growth--Class A, All Cap Growth--Class B, International Small Cap--Class A, International Small Cap--Class B, Pacific Rim Emerging Markets--Class A, Pacific Rim Emerging Markets--Class B, Science & Technology--Class A, Science & Technology--Class B, Emerging Small Company--Class A, Emerging Small Company--Class B, Aggressive Growth--Class A, Aggressive Growth--Class B, International Stock--Class A, International Stock--Class B, Quantitative Equity--Class A, Quantitative Equity--Class B, Value--Class A, Value--Class B, Real Estate Securities--Class A, Real Estate Securities--Class B, Balanced--Class A, Balanced--Class B, High Yield--Class A, High Yield--Class B, Lifestyle Aggressive 1000--Class A, Lifestyle Aggressive 1000--Class B, Lifestyle Growth 820--Class A, Lifestyle Growth 820--Class B, Lifestyle Balanced 640--Class A, Lifestyle Balanced 640--Class B, Lifestyle Moderate 460--Class A, Lifestyle Moderate 460--Class B, Lifestyle Conservative 280--Class A, Lifestyle Conservative 280--Class B, Small Company Value--Class A, Small Company Value--Class B, International Value--Class A, International Value--Class B, Small Company Blend--Class A, Small Company Blend--Class B, Total Return--Class A, Total Return--Class B, U.S. Large Cap Value--Class A, U.S. Large Cap Value--Class B, Mid Cap Stock--Class A, Mid Cap Stock--Class B, Tactical Allocation--Class A, Tactical Allocation--Class B, Dynamic Growth--Class A, Dynamic Growth--Class B, Internet Technologies--Class A, Internet Technologies--Class B, International Index--Class A, International Index--Class B, Total Stock Market Index--Class A, Total Stock Market Index--Class B, 500 Index--Class A, 500 Index--Class B, Mid Cap Index--Class A, Mid Cap Index--Class B, Small Cap Index--Class A, Small Cap Index--Class B, Capital

Appreciation--Class A, Capital Appreciation--Class B, Telecommunications--Class A, Telecommunications--Class B, Health Sciences--Class A, Health Sciences--Class B, Mid Cap Growth--Class A, Mid Cap Growth--Class B, Mid Cap Opportunities--Class A, Mid Cap Opportunities--Class B, Financial Services--Class A, Financial Services--Class B, Quantitative Mid Cap--Class A, Quantitative Mid Cap--Class B, Strategic Growth--Class A, Strategic Growth--Class B, All Cap Value--Class A, All Cap Value--Class B, Capital Opportunities--Class A, Capital Opportunities--Class B, Utilities--Class A, Utilities--Class B, Mid Cap Value--Class A, Mid Cap Value--Class B, Fundamental Value--Class A and Fundamental Value--Class B Sub-Accounts) as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2002, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                   /s/ ERNST & YOUNG LLP



Boston, Massachusetts
March 28, 2003

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2002

ASSETS
Investments at market value:
   Sub-Accounts:
     Strategic Opportunities Portfolio--Class A--4,187,249 shares (cost $69,318,153)                    $  32,409,304
     Strategic Opportunities Portfolio--Class B--19,869 shares (cost $185,829)                                153,585
     Investment Quality Bond Portfolio--Class A--1,908,582 shares (cost $22,366,188)                       23,532,816
     Investment Quality Bond Portfolio--Class B--200,024 shares (cost $2,389,854)                           2,464,300
     Growth & Income Portfolio--Class A--5,502,635 shares (cost $150,085,926)                              95,745,848
     Growth & Income Portfolio--Class B--143,529 shares (cost $2,569,774)                                   2,495,966
     Blue Chip Growth Portfolio--Class A--4,806,429 shares (cost $87,848,789)                              57,629,084
     Blue Chip Growth Portfolio--Class B--140,281 shares (cost $1,734,421)                                  1,680,569
     Money Market Portfolio--Class A--7,141,722 shares (cost $71,417,223)                                  71,417,223
     Money Market Portfolio--Class B--1,203,928 shares (cost $12,039,280)                                  12,039,280
     Global Equity Portfolio--Class A--2,369,384 shares (cost $39,189,525)                                 24,617,899
     Global Equity Portfolio--Class B--24,020 shares (cost $261,876)                                          249,566
     Global Bond Portfolio--Class A--668,700 shares (cost $8,339,887)                                       9,221,378
     Global Bond Portfolio--Class B--100,103 shares (cost $1,302,551)                                       1,379,417
     U.S. Government Securities Portfolio--Class A--3,365,020 shares (cost $46,023,948)                    47,850,583
     U.S. Government Securities Portfolio--Class B--351,774 shares (cost $4,918,587)                        4,998,711
     Diversified Bond Portfolio--Class A--1,508,110 shares (cost $15,730,950)                              16,423,316
     Diversified Bond Portfolio--Class B--133,341 shares (cost $1,403,893)                                  1,450,752
     Income & Value Portfolio--Class A--2,358,150 shares (cost $25,958,235)                                19,714,135
     Income & Value Portfolio--Class B--93,695 shares (cost $798,439)                                         782,354
     Large Cap Growth Portfolio--Class A--2,429,881 shares (cost $27,579,560)                              18,491,396
     Large Cap Growth Portfolio--Class B--147,366 shares (cost $1,155,262)                                  1,119,983
     Equity-Income Portfolio--Class A--5,264,893 shares (cost $82,569,475)                                 66,442,951
     Equity-Income Portfolio--Class B--282,042 shares (cost $3,651,191)                                     3,556,553
     Strategic Bond Portfolio--Class A--2,404,525 shares (cost $25,567,019)                                26,185,280
     Strategic Bond Portfolio--Class B--131,611 shares (cost $1,379,466)                                    1,431,931
     Overseas Portfolio--Class A--1,619,170 shares (cost $16,872,150)                                      10,832,247
     Overseas Portfolio--Class B--31,947 shares (cost $235,675)                                               213,727
     All Cap Core Portfolio--Class A--1,142,941 shares (cost $22,998,151)                                  11,920,870
     All Cap Core Portfolio--Class B--9,018 shares (cost $96,524)                                              94,056
     All Cap Growth Portfolio--Class A--2,160,011 shares (cost $42,626,240)                                24,084,128
     All Cap Growth Portfolio--Class B--54,989 shares (cost $662,688)                                         612,581
     International Small Cap Portfolio--Class A--563,019 shares (cost $7,747,296)                           5,298,004
     International Small Cap Portfolio--Class B--10,372 shares (cost $103,924)                                 97,600
     Pacific Rim Emerging Markets Portfolio--Class A--294,981 shares (cost $2,045,390)                      1,713,841
     Pacific Rim Emerging Markets Portfolio--Class B--13,743 shares (cost $83,300)                             79,845
     Science & Technology Portfolio--Class A--2,211,896 shares (cost $55,101,320)                          16,810,408
     Science & Technology Portfolio--Class B--44,700 shares (cost $356,953)                                   339,272
     Emerging Small Company Portfolio--Class A--349,962 shares (cost $11,254,694)                           6,456,790
     Emerging Small Company Portfolio--Class B--21,627 shares (cost $401,317)                                 398,794
     Aggressive Growth Portfolio--Class A--1,112,212 shares (cost $16,832,417)                             11,033,143
     Aggressive Growth Portfolio--Class B--74,743 shares (cost $745,960)                                      741,450
     International Stock Portfolio--Class A--552,392 shares (cost $5,722,192)                               4,131,891
     International Stock Portfolio--Class B--48,766 shares (cost $373,651)                                    364,771
     Quantitative Equity Portfolio--Class A--572,411 shares (cost $12,058,061)                              7,092,170
     Quantitative Equity Portfolio--Class B--11,758 shares (cost $155,907)                                    145,560
     Value Portfolio--Class A--862,402 shares (cost $13,648,292)                                           10,771,399
     Value Portfolio--Class B--25,578 shares (cost $347,755)                                                  319,218

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
     Real Estate Securities Portfolio--Class A--394,161 shares (cost $6,276,801)                        $   6,085,844
     Real Estate Securities Portfolio--Class B--94,311 shares (cost $1,469,349)                             1,455,223
     Balanced Portfolio--Class A--410,355 shares (cost $5,760,600)                                          4,661,634
     Balanced Portfolio--Class B--31,760 shares (cost $361,421)                                               360,474
     High Yield Portfolio--Class A--1,082,481 shares (cost $10,215,391)                                     9,179,439
     High Yield Portfolio--Class B--107,381 shares (cost $891,678)                                            909,514
     Lifestyle Aggressive 1000 Portfolio--Class A--520,759 shares (cost $5,859,066)                         4,238,979
     Lifestyle Aggressive 1000 Portfolio--Class B--155,299 shares (cost $1,301,834)                         1,264,135
     Lifestyle Growth 820 Portfolio--Class A--2,570,408 shares (cost $31,099,162)                          23,853,389
     Lifestyle Growth 820 Portfolio--Class B--487,385 shares (cost $4,594,369)                              4,522,933
     Lifestyle Balanced 640 Portfolio--Class A--3,434,975 shares (cost $41,537,780)                        35,380,240
     Lifestyle Balanced 640 Portfolio--Class B--867,984 shares (cost $8,941,485)                            8,940,240
     Lifestyle Moderate 460 Portfolio--Class A--1,993,978 shares (cost $24,333,933)                        22,372,437
     Lifestyle Moderate 460 Portfolio--Class B--399,320 shares (cost $4,450,502)                            4,480,368
     Lifestyle Conservative 280 Portfolio--Class A--1,608,241 shares (cost $20,422,237)                    20,440,742
     Lifestyle Conservative 280 Portfolio--Class B--307,837 shares (cost $3,844,490)                        3,912,613
     Small Company Value Portfolio--Class A--809,112 shares (cost $11,221,697)                             10,437,539
     Small Company Value Portfolio--Class B--165,539 shares (cost $2,131,117)                               2,133,803
     International Value Portfolio--Class A--405,090 shares (cost $4,196,791)                               3,483,774
     International Value Portfolio--Class B--129,045 shares (cost $1,130,932)                               1,109,783
     Small Company Blend Portfolio--Class A--431,120 shares (cost $4,530,786)                               3,517,937
     Small Company Blend Portfolio--Class B--65,596 shares (cost $560,948)                                    534,610
     Total Return Portfolio--Class A--3,594,004 shares (cost $49,450,659)                                  51,861,482
     Total Return Portfolio--Class B--831,697 shares (cost $11,594,872)                                    11,993,065
     U.S. Large Cap Value Portfolio--Class A--1,115,041 shares (cost $13,440,504)                          10,492,539
     U.S. Large Cap Value Portfolio--Class B--142,221 shares (cost $1,346,569)                              1,338,296
     Mid Cap Stock Portfolio--Class A--585,949 shares (cost $6,078,574)                                     4,886,818
     Mid Cap Stock Portfolio--Class B--103,721 shares (cost $851,213)                                         865,030
     Tactical Allocation Portfolio--Class A--295,398 shares (cost $3,078,818)                               2,277,517
     Tactical Allocation Portfolio--Class B--25,179 shares (cost $200,627)                                    193,882
     Dynamic Growth Portfolio--Class A--778,632 shares (cost $4,609,536)                                    2,655,135
     Dynamic Growth Portfolio--Class B--32,477 shares (cost $118,921)                                         110,421
     Internet Technologies Portfolio--Class A--436,127 shares (cost $2,009,435)                             1,037,982
     Internet Technologies Portfolio--Class B--34,915 shares (cost $77,510)                                    83,099
     International Index Portfolio--Class A--89,607 shares (cost $727,338)                                    623,668
     International Index Portfolio--Class B--16,549 shares (cost $120,469)                                    115,178
     Total Stock Market Index Portfolio--Class A--174,574 shares (cost $1,599,149)                          1,331,999
     Total Stock Market Index Portfolio--Class B--37,929 shares (cost $297,786)                               289,022
     500 Index Portfolio--Class A--1,212,990 shares (cost $10,149,160)                                      9,218,725
     500 Index Portfolio--Class B--245,318 shares (cost $1,891,329)                                         1,861,963
     Mid Cap Index Portfolio--Class A--147,458 shares (cost $1,849,551)                                     1,595,499
     Mid Cap Index Portfolio--Class B--60,681 shares (cost $666,680)                                          655,964
     Small Cap Index Portfolio--Class A--233,469 shares (cost $2,219,488)                                   2,049,857
     Small Cap Index Portfolio--Class B--56,546 shares (cost $511,282)                                        496,477
     Capital Appreciation Portfolio--Class A--172,799 shares (cost $1,403,920)                              1,073,083
     Capital Appreciation Portfolio--Class B--68,029 shares (cost $454,217)                                   421,782
     Telecommunications Portfolio--Class A--80,684 shares (cost $507,522)                                     334,841
     Telecommunications Portfolio--Class B--22,660 shares (cost $100,942)                                      93,813

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

ASSETS (CONTINUED)
       Health Sciences Portfolio--Class A--290,557 shares (cost $3,496,961)                             $   2,856,174
       Health Sciences Portfolio--Class B--60,469 shares (cost $609,025)                                      594,407
       Mid Cap Growth Portfolio--Class A--182,569 shares (cost $1,703,658)                                  1,330,927
       Mid Cap Growth Portfolio--Class B--41,155 shares (cost $307,357)                                       299,609
       Mid Cap Opportunities Portfolio--Class A--111,691 shares (cost $1,071,543)                             825,396
       Mid Cap Opportunities Portfolio--Class B--25,532 shares (cost $208,204)                                188,423
       Financial Services Portfolio--Class A--215,536 shares (cost $2,411,166)                              2,058,372
       Financial Services Portfolio--Class B--43,863 shares (cost $424,469)                                   418,450
       Quantitative Mid Cap Portfolio--Class A--48,942 shares (cost $452,542)                                 386,149
       Quantitative Mid Cap Portfolio--Class B--15,369 shares (cost $134,918)                                 121,106
       Strategic Growth Portfolio--Class A--222,588 shares (cost $2,151,506)                                1,765,119
       Strategic Growth Portfolio--Class B--89,481 shares (cost $713,631)                                     709,584
       All Cap Value Portfolio--Class A--196,050 shares (cost $2,217,595)                                   1,784,057
       All Cap Value Portfolio--Class B--65,312 shares (cost $616,849)                                        593,689
       Capital Opportunities Portfolio--Class A--186,771 shares (cost $1,807,052)                           1,454,944
       Capital Opportunities Portfolio--Class B--53,685 shares (cost $447,491)                                417,670
       Utilities Portfolio--Class A--183,886 shares (cost $1,496,734)                                       1,307,426
       Utilities Portfolio--Class B--17,309 shares (cost $119,340)                                            122,892
       Mid Cap Value Portfolio--Class A--652,897 shares (cost $8,403,300)                                   7,665,005
       Mid Cap Value Portfolio--Class B--211,894 shares (cost $2,502,913)                                   2,487,641
       Fundamental Value Portfolio--Class A--702,531 shares (cost $7,744,888)                               6,898,859
       Fundamental Value Portfolio--Class B--227,623 shares (cost $2,254,831)                               2,235,257
                                                                                                        -------------

Total assets                                                                                            $ 974,789,888
                                                                                                        =============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                                              $ 974,469,298
Annuity reserve                                                                                               320,590
                                                                                                        -------------

Total contract owners' equity                                                                           $ 974,789,888
                                                                                                        =============

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity

                                                                               SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------------
                                                                                                                        INVESTMENT
                                                                         STRATEGIC                                        QUALITY
                                        STRATEGIC OPPORTUNITIES--A     OPPORTUNITIES    INVESTMENT QUALITY BOND--          BOND
                                                   (1)                    --B(4)                    A                     --B(4)
                                       --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31        YEAR ENDED        YEAR ENDED DECEMBER 31         YEAR ENDED
                                                                        DECEMBER 31                                     DECEMBER 31
                                           2002            2001            2002            2002            2001            2002
                                       --------------------------------------------------------------------------------------------
Income:
   Dividends                           $          0    $ 11,830,575    $          0    $  1,059,540    $    766,531    $      3,038
Expenses:
   Mortality and expense risk and
     administrative charges                 685,473       1,104,286             903         323,087         211,489          10,446
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)               (685,473)     10,726,289            (903)        736,453         555,042          (7,408)
Net realized gain (loss)                (14,027,167)     (8,297,842)         (3,286)         86,146        (154,378)          6,385
Unrealized appreciation
    (depreciation) during the period     (9,745,581)    (17,110,624)        (32,244)        895,197         311,097          74,446
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations         (24,458,221)    (14,682,177)        (36,433)      1,717,796         711,761          73,423
                                       --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                      724,942       3,462,220         167,433         855,933       2,072,817       1,643,574
     Transfers between sub-
       accounts and the Company          (3,415,237)     (4,788,042)         22,650       5,490,486       4,437,715         782,196

     Withdrawals                         (5,797,442)     (9,937,650)            (65)     (2,236,924)     (1,111,186)        (34,893)

     Annual contract fee                    (33,729)        (41,845)              0          (8,473)         (5,139)              0
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                            (8,521,466)    (11,305,317)        190,018       4,101,022       5,394,207       2,390,877
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              (32,979,687)    (25,987,494)        153,585       5,818,818       6,105,968       2,464,300

Contract owners' equity at
   beginning of period                   65,388,991      91,376,485               0      17,713,998      11,608,030               0
                                       --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                              $ 32,409,304    $ 65,388,991    $    153,585    $ 23,532,816    $ 17,713,998    $  2,464,300
                                       ============================================================================================

(1) Effective April 30, 2001, the Mid Cap Blend Sub-Account was renamed Strategic Opportunities through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                       GROWTH &                                       BLUE CHIP
                                          GROWTH & INCOME--A         INCOME--B(4)        BLUE CHIP GROWTH--A         GROWTH--B(4)
                                     --------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31       YEAR ENDED                                      YEAR ENDED
                                                                     DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $  5,692,856    $  9,145,062    $      1,670    $          0    $  7,179,192    $          0
Expenses:
   Mortality and expense risk
     and administrative
     charges                            1,779,662       2,366,496          12,357       1,052,493       1,357,175           8,246
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)            3,913,194       6,778,566         (10,687)     (1,052,493)      5,822,017          (8,246)
Net realized gain (loss)              (10,852,950)      5,936,038         (34,456)     (5,987,696)      2,544,369         (16,720)
Unrealized appreciation
   (depreciation) during the
   period                             (31,818,363)    (36,567,224)        (73,808)    (15,390,618)    (26,721,866)        (53,852)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                    (38,758,119)    (23,852,620)       (118,951)    (22,430,807)    (18,355,480)        (78,818)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                  2,971,540       9,559,307       1,551,726       1,921,107       6,748,576       1,264,991
     Transfers between sub-
       accounts and the
       Company                         (9,232,012)     (1,450,029)      1,090,972      (4,817,400)     (3,178,841)        499,824

     Withdrawals                      (14,135,512)    (18,289,718)        (27,781)     (6,481,792)     (9,782,431)         (5,428)

     Annual contract fee                  (76,080)        (81,901)              0         (45,760)        (46,589)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal transactions        (20,472,064)    (10,262,341)      2,614,917      (9,423,845)     (6,259,285)      1,759,387
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (59,230,183)    (34,114,961)      2,495,966     (31,854,652)    (24,614,765)      1,680,569

Contract owners' equity at
   beginning of period                154,976,031     189,090,992               0      89,483,736     114,098,501               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 95,745,848    $154,976,031    $  2,495,966    $ 57,629,084    $ 89,483,736    $  1,680,569
=================================================================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                            MONEY MARKET--              MONEY              GLOBAL EQUITY--          GLOBAL EQUITY
                                                  A                  MARKET--B(4)                 A                     --B(4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    942,271    $  1,870,835    $     35,030    $    419,523    $  7,334,599    $         29
Expenses:
   Mortality and expense risk
     and administrative charges         1,251,148         827,440          66,320         430,684         596,129           1,761
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (308,877)      1,043,395         (31,290)        (11,161)      6,738,470          (1,732)
Net realized gain (loss)                     (380)         (9,273)            294      (5,210,603)     (1,877,673)        (19,003)
Unrealized appreciation
   (depreciation) during the
   period                                       0               0               0      (1,865,828)    (13,249,084)        (12,310)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                            (309,257)      1,034,122         (30,996)     (7,087,592)     (8,388,287)        (33,045)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 10,042,618      22,553,984      19,177,486         570,130       1,020,824         190,733
     Transfers between sub-
       accounts and the Company        18,484,039      36,380,312      (4,432,270)     (1,944,034)     (2,686,369)         92,536

     Withdrawals                      (26,764,930)    (30,290,711)     (2,674,940)     (3,197,982)     (4,835,293)           (658)

     Annual contract fee                  (32,435)        (15,094)              0         (19,236)        (22,186)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               1,729,292      28,628,491      12,070,276      (4,591,122)     (6,523,024)        282,611
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              1,420,035      29,662,613      12,039,280     (11,678,714)    (14,911,311)        249,566

Contract owners' equity at
   beginning of period                 69,997,188      40,334,575               0      36,296,613      51,207,924               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 71,417,223    $ 69,997,188    $ 12,039,280    $ 24,617,899    $ 36,296,613    $    249,566
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                                                                         U.S.
                                                                                                                     GOVERNMENT
                                                                     GLOBAL BOND           U.S. GOVERNMENT          SECURITIES--B
                                            GLOBAL BOND--A              --B(4)              SECURITIES--A                (4)
                                     --------------------------------------------------------------------------------------------
                                             YEAR ENDED               YEAR ENDED             YEAR ENDED               YEAR ENDED
                                             DECEMBER 31             DECEMBER 31             DECEMBER 31             DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $  1,229,032    $    961,385    $      3,036
Expenses:
   Mortality and expense risk
    and administrative charges            101,413          74,801           6,848         595,431         300,559          26,956
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (101,413)        (74,801)         (6,848)        633,601         660,826         (23,920)
Net realized gain (loss)                  455,149         114,713           7,216         377,731         391,748          30,189
Unrealized appreciation
   (depreciation) during the
   period                                 780,819        (120,881)         76,866       1,403,315         (42,944)         80,124
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                      1,134,555         (80,969)         77,234       2,414,647       1,009,630          86,393
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    169,487         367,824       1,059,345       1,781,195       2,540,048       3,919,764
     Transfers between sub-
       accounts and the
       Company                          3,582,181        (245,581)        247,357      21,814,791       9,843,786       1,033,643

     Withdrawals                         (643,045)       (852,691)         (4,519)     (5,163,459)     (2,699,232)        (41,089)

     Annual contract fee                   (4,016)         (2,687)              0         (13,803)         (7,182)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               3,104,607        (733,135)      1,302,183      18,418,724       9,677,420       4,912,318
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              4,239,162        (814,104)      1,379,417      20,833,371      10,687,050       4,998,711

Contract owners' equity at
   beginning of period                  4,982,216       5,796,320               0      27,017,212      16,330,162               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $  9,221,378    $  4,982,216    $  1,379,417    $ 47,850,583    $ 27,017,212    $  4,998,711
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                          DIVERSIFIED BOND--         DIVERSIFIED           INCOME & VALUE--           INCOME &
                                                  A                   BOND--B(4)                  A                  VALUE--B(4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED             YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001           2002             2002            2001           2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    642,479    $    536,973    $      1,297    $    471,964    $  1,195,692    $        209
Expenses:
   Mortality and expense risk
    and administrative charges            242,405         157,998           6,568         326,542         348,520           3,575
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)              400,074         378,975          (5,271)        145,422         847,172          (3,366)
Net realized gain (loss)                  (94,745)       (169,196)          1,272      (1,648,264)       (750,446)           (858)
Unrealized appreciation
   (depreciation) during the
   period                                 637,401         320,747          46,859      (3,055,388)       (194,242)        (16,085)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                        942,730         530,526          42,860      (4,558,230)        (97,516)        (20,309)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    900,783       2,072,918         896,629         600,713       1,523,053         633,273
     Transfers between sub-
       accounts and the
       Company                          3,139,335       3,958,635         519,917         432,889       1,628,892         174,405

     Withdrawals                       (2,048,041)     (1,327,841)         (8,654)     (2,156,208)     (2,765,691)         (5,015)

     Annual contract fee                   (6,812)         (4,357)              0         (13,291)        (12,648)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               1,985,265       4,699,355       1,407,892      (1,135,897)        373,606         802,663
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,927,995       5,229,881       1,450,752      (5,694,127)        276,090         782,354

Contract owners' equity at
   beginning of period                 13,495,321       8,265,440               0      25,408,262      25,132,172               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 16,423,316    $ 13,495,321    $  1,450,752    $ 19,714,135    $ 25,408,262    $    782,354
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      LARGE CAP                                         EQUITY-
                                         LARGE CAP GROWTH--A          GROWTH--B          EQUITY-INCOME                 INCOME--B
                                                                        (4)                  --A                           (4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $     72,261    $    976,024    $         27    $  3,366,948    $  9,016,271    $        727
Expenses:
   Mortality and expense risk
    and administrative charges            336,527         351,291           4,609       1,126,515       1,171,008          17,799
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (264,266)        624,733          (4,582)      2,240,433       7,845,263         (17,072)
Net realized gain (loss)               (4,747,582)     (3,040,929)        (13,924)     (2,562,713)        418,985         (29,944)
Unrealized appreciation
   (depreciation) during the
   period                              (1,328,204)     (2,907,295)        (35,279)    (12,496,047)     (8,581,995)        (94,638)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                          (6,340,052)     (5,323,491)        (53,785)    (12,818,327)       (317,747)       (141,654)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                  1,079,896       4,090,874         864,438       2,370,864       5,605,223       2,741,587
     Transfers between sub-
       accounts and the
       Company                          1,293,248       1,681,859         310,861       2,744,113       4,726,196         993,636

     Withdrawals                       (1,792,456)     (2,436,434)         (1,531)     (9,016,377)     (9,055,372)        (37,016)

     Annual contract fee                  (13,650)        (11,691)              0         (44,102)        (39,559)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                 567,038       3,324,608       1,173,768      (3,945,502)      1,236,488       3,698,207
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (5,773,014)     (1,998,883)      1,119,983     (16,763,829)        918,741       3,556,553

Contract owners' equity at
   beginning of period                 24,264,410      26,263,293               0      83,206,780      82,288,039               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 18,491,396    $ 24,264,410    $  1,119,983    $ 66,442,951    $ 83,206,780    $  3,556,553
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      STRATEGIC                                      OVERSEAS--B
                                          STRATEGIC BOND--A           BOND--B(4)             OVERSEAS--A                 (4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $  1,836,141    $  1,864,833    $      2,102    $     88,241    $  1,885,525    $         51
Expenses:
   Mortality and expense risk
     and administrative charges           377,159         352,191           6,674         208,520         285,650           1,964
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)            1,458,982       1,512,642          (4,572)       (120,279)      1,599,875          (1,913)
Net realized gain (loss)                 (284,859)     (1,152,009)         (2,713)     (3,995,013)     (4,355,214)        (18,372)
Unrealized appreciation
   (depreciation) during the
   period                                 633,886         750,999          52,465         621,779      (2,538,348)        (21,948)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                      1,808,009       1,111,632          45,180      (3,493,513)     (5,293,687)        (42,233)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    695,394       1,519,446         885,297         334,151         992,851         219,622
     Transfers between sub-
       accounts and the
       Company                          3,996,050        (180,972)        526,496      (1,286,305)     (1,102,765)         42,523

     Withdrawals                       (4,142,205)     (3,116,126)        (25,042)     (1,505,273)     (2,244,221)         (6,185)

     Annual contract fee                  (13,197)        (11,389)              0          (9,147)        (10,281)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions                 536,042      (1,789,041)      1,386,751      (2,466,574)     (2,364,416)        255,960
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,344,051        (677,409)      1,431,931      (5,960,087)     (7,658,103)        213,727

Contract owners' equity at
   beginning of period                 23,841,229      24,518,638               0      16,792,334      24,450,437               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 26,185,280    $ 23,841,229    $  1,431,931    $ 10,832,247    $ 16,792,334    $    213,727
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     ALL CAP CORE                                       ALL CAP
                                                                                                                       GROWTH--B
                                          ALL CAP CORE--A(2)           --B(2,4)            ALL CAP GROWTH--A              (4)
                                     --------------------------------------------------------------------------------------------
                                              YEAR ENDED              YEAR ENDED              YEAR ENDED              YEAR ENDED
                                              DECEMBER 31            DECEMBER 31              DECEMBER 31            DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $          0    $  2,871,642    $          0
Expenses:
   Mortality and expense risk
    and administrative charges            211,500         299,308             693         484,470         674,420           4,115
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (211,500)       (299,308)           (693)       (484,470)      2,197,222          (4,115)
Net realized gain (loss)               (3,837,812)     (2,316,673)         (3,627)     (7,118,386)     (4,157,262)         (8,987)
Unrealized appreciation
   (depreciation) during the
   period                                (791,752)     (3,486,908)         (2,468)     (3,082,372)    (12,713,862)        (50,107)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                          (4,841,064)     (6,102,889)         (6,788)    (10,685,228)    (14,673,902)        (63,209)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    453,096       1,635,436          95,281         794,872       3,751,679         444,525
     Transfers between sub-
       accounts and the
       Company                         (1,662,415)     (1,483,445)          5,563      (2,925,255)     (5,396,882)        234,996

     Withdrawals                       (1,260,241)     (1,958,089)              0      (3,208,003)     (3,912,446)         (3,731)

     Annual contract fee                   (9,514)        (10,386)              0         (21,918)        (23,636)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (2,479,074)     (1,816,484)        100,844      (5,360,304)     (5,581,285)        675,790
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (7,320,138)     (7,919,373)         94,056     (16,045,532)    (20,255,187)        612,581

Contract owners' equity at
   beginning of period                 19,241,008      27,160,381               0      40,129,660      60,384,847               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $ 11,920,870    $ 19,241,008    $     94,056    $ 24,084,128    $ 40,129,660    $    612,581
                                     ============================================================================================

(2) Effective December 1, 2002, the Growth Sub-Account was renamed All Cap Core through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     INTERNATIONAL                                   PACIFIC RIM
                                                                     SMALL CAP--B        PACIFIC RIM EMERGING          EMERGING
                                     INTERNATIONAL SMALL CAP--A          (4)                  MARKETS--A             MARKETS--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $      2,491    $     11,938    $          0
Expenses:
   Mortality and expense risk
    and administrative
    charges                               105,351         146,352           1,160          30,388          41,959             832
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (105,351)       (146,352)         (1,160)        (27,897)        (30,021)           (832)
Net realized gain (loss)               (2,696,581)     (4,946,521)         (4,292)       (232,753)       (382,219)        (44,932)
Unrealized appreciation
   (depreciation) during
   the period                           1,601,088         811,348          (6,324)         40,678         (41,166)         (3,455)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                     (1,200,844)     (4,281,525)        (11,776)       (219,972)       (453,406)        (49,219)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    202,033         457,889          68,787          54,121         158,889          37,128
     Transfers between sub-
       accounts and the
       Company                           (814,465)     (1,598,104)         41,224        (207,258)       (783,055)         93,388

     Withdrawals                         (747,569)     (1,377,914)           (635)       (162,731)       (228,663)         (1,452)

     Annual contract fee                   (4,989)         (5,513)              0          (1,480)         (1,429)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal
   transactions                        (1,364,990)     (2,523,642)        109,376        (317,348)       (854,258)        129,064
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (2,565,834)     (6,805,167)         97,600        (537,320)     (1,307,664)         79,845

Contract owners' equity at
   beginning of period                  7,863,838      14,669,005               0       2,251,161       3,558,825               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                         $  5,298,004    $  7,863,838    $     97,600    $  1,713,841    $  2,251,161    $     79,845
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      SCIENCE &                                        EMERGING
                                                                     TECHNOLOGY--B          EMERGING SMALL           SMALL COMPANY
                                       SCIENCE & TECHNOLOGY--A           (4)                  COMPANY--A                --B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $  2,510,965    $          0    $          0    $    429,276    $          0
Expenses:
   Mortality and expense risk
     and administrative charges           350,911         651,010           1,816         116,936         153,244           2,189
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (350,911)      1,859,955          (1,816)       (116,936)        276,032          (2,189)
Net realized gain (loss)              (16,398,832)     (6,807,469)         (2,132)     (2,557,502)       (811,718)        (14,152)
Unrealized appreciation
   (depreciation) during the
   period                               2,344,099     (23,327,382)        (17,681)       (435,655)     (2,837,970)         (2,523)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations     (14,405,644)    (28,274,896)        (21,629)     (3,110,093)     (3,373,656)        (18,864)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                    1,136,676       5,009,528         277,205         351,225         868,071         297,657
   Transfers between sub-accounts
    and the Company                    (4,036,164)     (3,764,297)         92,772        (783,852)       (426,741)        120,414

   Withdrawals                         (1,982,073)     (3,729,832)         (9,076)       (580,572)       (663,123)           (413)

   Annual contract fee                    (21,096)        (27,938)              0          (5,165)         (5,313)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                        (4,902,657)     (2,512,539)        360,901      (1,018,364)       (227,106)        417,658
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (19,308,301)    (30,787,435)        339,272      (4,128,457)     (3,600,762)        398,794

Contract owners' equity at
   beginning of period                 36,118,709      66,906,144               0      10,585,247      14,186,009               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $ 16,810,408    $ 36,118,709    $    339,272    $  6,456,790    $ 10,585,247    $    398,794
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                      AGGRESSIVE                                     INTERNATIONAL
                                         AGGRESSIVE GROWTH--A        GROWTH--B(4)       INTERNATIONAL STOCK--A       STOCK--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $          0    $          0    $          0    $     23,181    $    282,028    $        192
Expenses:
   Mortality and expense risk and
     administrative charges               198,034         230,723           3,167          78,688          89,768           2,696
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (198,034)       (230,723)         (3,167)        (55,507)        192,260          (2,504)
Net realized gain (loss)               (4,412,248)       (279,118)         (8,769)       (425,965)     (1,215,916)         29,361
Unrealized appreciation
   (depreciation) during the period       412,397      (4,856,262)         (4,510)       (637,105)       (412,653)         (8,880)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations      (4,197,885)     (5,366,103)        (16,446)     (1,118,577)     (1,436,309)         17,977
                                     --------------------------------------------------------------------------------------------

Changes from principal transactions:
   Purchase payments                      985,387       2,880,005         358,093         266,084         775,807         221,784
   Transfers between sub-accounts
     and the Company                      119,917        (878,539)        403,008        (240,656)       (383,946)        125,350

   Withdrawals                           (851,393)       (961,770)         (3,205)       (326,810)       (600,541)           (340)

   Annual contract fee                     (8,956)         (7,964)              0          (2,667)         (2,670)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           244,955       1,031,732         757,896        (304,049)       (211,350)        346,794
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (3,952,930)     (4,334,371)        741,450      (1,422,626)     (1,647,659)        364,771

Contract owners' equity at
   beginning of period                 14,986,073      19,320,444               0       5,554,517       7,202,176               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $ 11,033,143    $ 14,986,073    $    741,450    $  4,131,891    $  5,554,517    $    364,771
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     QUANTITATIVE
                                        QUANTITATIVE EQUITY--A       EQUITY--B(4)              VALUE--A              VALUE--B(4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $     31,752    $  2,070,328    $          0    $    293,880    $    374,683    $        235
Expenses:
   Mortality and expense risk
     and administrative charges           144,678         205,140             744         202,411         185,018           2,072
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)             (112,926)      1,865,188            (744)         91,469         189,665          (1,837)
Net realized gain (loss)               (3,312,109)     (1,293,852)         (3,712)       (506,197)        511,056         (14,325)
Unrealized appreciation
   (depreciation) during the
   period                                (232,755)     (4,735,379)        (10,347)     (3,550,995)       (636,926)        (28,537)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations      (3,657,790)     (4,164,043)        (14,803)     (3,965,723)         63,795         (44,699)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                    359,980       1,997,205         102,892         993,509       1,865,047         254,473
     Transfers between
       sub-accounts and
       the Company                     (1,610,234)         60,232          57,822        (366,899)      5,233,406         122,365

     Withdrawals                       (1,216,839)       (910,700)           (351)       (988,488)     (1,401,393)        (12,921)

     Annual contract fee                   (5,709)         (6,036)              0          (6,542)         (4,645)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions              (2,472,802)      1,140,701         160,363        (368,420)      5,692,415         363,917
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity             (6,130,592)     (3,023,342)        145,560      (4,334,143)      5,756,210         319,218

Contract owners' equity at
   beginning of period                 13,222,762      16,246,104               0      15,105,542       9,349,332               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $  7,092,170    $ 13,222,762    $    145,560    $ 10,771,399    $ 15,105,542    $    319,218
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                     --------------------------------------------------------------------------------------------
                                                                     REAL ESTATE
                                                                     SECURITIES--B                                   BALANCED--B
                                        REAL ESTATE SECURITIES--A        (4)                 BALANCED--A                 (4)
                                     --------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                                      YEAR ENDED
                                        YEAR ENDED DECEMBER 31       DECEMBER 31        YEAR ENDED DECEMBER 31       DECEMBER 31
                                         2002            2001            2002            2002            2001            2002
                                     --------------------------------------------------------------------------------------------
Income:
   Dividends                         $    158,381    $    102,752    $      1,681    $    124,418    $     99,955    $        173
Expenses:
   Mortality and expense risk
     and administrative charges            85,226          51,314           7,756          77,285          70,056           1,102
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)               73,155          51,438          (6,075)         47,133          29,899            (929)
Net realized gain (loss)                  119,702         279,107         (24,177)     (1,056,192)       (390,466)         (3,558)
Unrealized appreciation
   (depreciation) during the period      (316,053)       (281,918)        (14,126)         78,333        (244,130)           (947)
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations        (123,196)         48,627         (44,378)       (930,726)       (604,697)         (5,434)
                                     --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                      328,901         653,081       1,172,229         435,556         883,967         242,600
   Transfers between
     sub-accounts and
     the Company                        2,276,840        (104,296)        348,516         614,899        (117,379)        123,308

   Withdrawals                           (372,142)       (513,107)        (21,144)       (541,742)       (357,760)              0

   Annual contract fee                     (3,148)         (1,503)              0          (2,818)         (2,358)              0
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions               2,230,451          34,175       1,499,601         505,895         406,470         365,908
                                     --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity              2,107,255          82,802       1,455,223        (424,831)       (198,227)        360,474

Contract owners' equity at
   beginning of period                  3,978,589       3,895,787               0       5,086,465       5,284,692               0
                                     --------------------------------------------------------------------------------------------

Contract owners' equity at end of
   period                            $  6,085,844    $  3,978,589    $  1,455,223    $  4,661,634    $  5,086,465    $    360,474
                                     ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                  ------------------------------------------------------------------------------------------
                                                                                                                LIFESTYLE
                                                               HIGH YIELD--B                                 AGGRESSIVE 1000
                                         HIGH YIELD--A              (4)       LIFESTYLE AGGRESSIVE 1000--A       --B (4)
                                  ------------------------------------------------------------------------------------------
                                                                YEAR ENDED                                       YEAR ENDED
                                     YEAR ENDED DECEMBER 31     DECEMBER 31      YEAR ENDED DECEMBER 31          DECEMBER 31
                                      2002            2001         2002           2002            2001              2002
                                  ------------------------------------------------------------------------------------------
Income:
   Dividends                      $   773,952    $   883,245    $     2,571    $    41,304    $   394,828        $         0
Expenses:
   Mortality and expense risk
     and administrative charges       142,023        125,318          3,393         75,596         72,957              3,788
                                  ------------------------------------------------------------------------------------------
Net investment income (loss)          631,929        757,927           (822)       (34,292)       321,871             (3,788)
Net realized gain (loss)           (1,920,373)      (889,162)         2,538       (493,692)      (256,347)            (9,652)
Unrealized appreciation
   (depreciation) during the
   period                             403,794       (484,202)        17,836       (764,241)      (884,302)           (37,699)
                                  ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (884,650)      (615,437)        19,552     (1,292,225)      (818,778)           (51,139)
                                  ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
   Purchase payments                  400,176      1,712,549        499,152        488,992      1,038,333          1,154,707
   Transfers between
     sub-accounts and the
     Company                        1,177,048      2,427,685        395,517        (57,025)       266,593            160,567

   Withdrawals                     (1,051,473)    (1,503,568)        (4,707)      (282,982)      (430,017)                 0

   Annual contract fee                 (5,007)        (3,293)             0         (4,730)        (4,250)                 0
                                  ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             520,744      2,633,373        889,962        144,255        870,659          1,315,274
                                  ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (363,906)     2,017,936        909,514     (1,147,970)        51,881          1,264,135

Contract owners' equity at
   beginning of period              9,543,345      7,525,409              0      5,386,949      5,335,068                  0
                                  ------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 9,179,439    $ 9,543,345    $   909,514    $ 4,238,979    $ 5,386,949        $ 1,264,135
                                  ==========================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------
                                                                   LIFESTYLE                                       LIFESTYLE
                                            LIFESTYLE                GROWTH                                       BALANCED 640
                                          GROWTH 820--A            820--B (4)      LIFESTYLE BALANCED 640--A        --B (4)
                                  --------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                                      YEAR ENDED
                                      YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002           2002             2001           2002
                                  --------------------------------------------------------------------------------------------
Income:
   Dividends                      $    576,125    $  2,142,757    $        751    $  1,249,809    $  2,345,669    $      9,054
Expenses:
   Mortality and expense risk
     and administrative charges        400,258         362,869          20,701         562,831         444,606          44,054
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           175,867       1,779,888         (19,950)        686,978       1,901,063         (35,000)
Net realized gain (loss)            (2,170,040)       (853,447)        (27,848)     (2,154,690)       (710,698)        (53,044)
Unrealized appreciation
   (depreciation) during the
   period                           (3,337,099)     (3,667,938)        (71,436)     (3,300,487)     (3,057,366)         (1,245)
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (5,331,272)     (2,741,497)       (119,234)     (4,768,199)     (1,867,001)        (89,289)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               4,092,544       5,306,662       4,240,920       3,925,258       6,941,839       7,997,159
     Transfers between
       sub-accounts and the
       Company                         406,780         831,138         419,193       4,595,371       2,807,611       1,109,951

     Withdrawals                    (2,131,098)     (1,892,885)        (17,946)     (2,863,009)     (3,055,323)        (77,581)

     Annual contract fee               (16,757)        (14,895)              0         (18,518)        (12,919)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,351,469       4,230,020       4,642,167       5,639,102       6,681,208       9,029,529
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity          (2,979,803)      1,488,523       4,522,933         870,903       4,814,207       8,940,240

Contract owners' equity at
   beginning of period              26,833,192      25,344,669               0      34,509,337      29,695,130               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 23,853,389    $ 26,833,192    $  4,522,933    $ 35,380,240    $ 34,509,337    $  8,940,240
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  --------------------------------------------------------------------------------------------
                                                                   LIFESTYLE                                       LIFESTYLE
                                            LIFESTYLE             MODERATE 460       LIFESTYLE CONSERVATIVE       CONSERVATIVE
                                         MODERATE 460--A             --B (4)                 280--A                 280--B (4)
                                  --------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                     YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31       DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  --------------------------------------------------------------------------------------------
Income:
   Dividends                      $    739,059    $    700,599    $      4,753    $    470,091    $    320,447    $      2,352
Expenses:
   Mortality and expense risk
     and administrative charges        339,709         208,641          17,280         266,270         114,289          15,595
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           399,350         491,958         (12,527)        203,821         206,158         (13,243)
Net realized gain (loss)              (841,092)       (148,397)          2,273         (76,124)        (30,839)         (2,423)
Unrealized appreciation
   (depreciation) during the
   period                             (880,248)       (659,667)         29,866         (18,758)        (30,772)         68,123
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,321,990)       (316,106)         19,612         108,939         144,547          52,457
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               1,581,057       3,787,382       3,728,302       1,989,512       4,417,192       2,175,550
     Transfers between
       sub-accounts and
       the Company                   5,704,875       3,947,774         749,952       8,605,321       1,490,350       1,734,441

     Withdrawals                    (2,236,900)       (793,559)        (17,498)     (1,208,651)       (843,261)        (49,835)

     Annual contract fee                (8,088)         (5,919)              0          (4,809)         (2,659)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            5,040,944       6,935,678       4,460,756       9,381,373       5,061,622       3,860,156
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           3,718,954       6,619,572       4,480,368       9,490,312       5,206,169       3,912,613

Contract owners' equity at
   beginning
   of period                        18,653,483      12,033,911               0      10,950,430       5,744,261               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 22,372,437    $ 18,653,483    $  4,480,368    $ 20,440,742    $ 10,950,430    $  3,912,613
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------------
                                                                  SMALL COMPANY                                   INTERNATIONAL
                                     SMALL COMPANY VALUE--A       VALUE--B (4)       INTERNATIONAL VALUE--A        VALUE--B (4)
                                  ---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ---------------------------------------------------------------------------------------------
Income:
   Dividends                      $     74,672    $      9,191    $      1,059    $     24,026    $     58,881    $         17
Expenses:
   Mortality and expense risk
     and administrative charges        158,622          83,044          11,016          56,946          33,898           4,131
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           (83,950)        (73,853)         (9,957)        (32,920)         24,983          (4,114)
Net realized gain (loss)               425,159         217,095         (37,835)       (234,930)        (99,705)         (6,462)
Unrealized appreciation
   (depreciation) during the
   period                           (1,435,031)        223,497           2,686        (553,851)       (161,789)        (21,149)
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,093,822)        366,739         (45,106)       (821,701)       (236,511)        (31,725)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 905,793         672,623       1,580,886         467,245         734,580         906,853
     Transfers between
       sub-accounts and
       the Company                   2,649,514       3,989,098         622,112       1,256,837         588,217         237,162

     Withdrawals                      (652,230)       (467,081)        (24,089)       (172,420)       (217,535)         (2,507)

     Annual contract fee                (4,857)         (2,321)              0          (1,375)           (705)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,898,220       4,192,319       2,178,909       1,550,287       1,104,557       1,141,508
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           1,804,398       4,559,058       2,133,803         728,586         868,046       1,109,783

Contract owners' equity at
   beginning
   of period                         8,633,141       4,074,083               0       2,755,188       1,887,142               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 10,437,539    $  8,633,141    $  2,133,803    $  3,483,774    $  2,755,188    $  1,109,783
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------------
                                                                 SMALL COMPANY                                   TOTAL RETURN--
                                      SMALL COMPANY BLEND--A      BLEND--B (4)          TOTAL RETURN--A                B(4)
                                  ----------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31       YEAR ENDED DECEMBER 31        DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ----------------------------------------------------------------------------------------------
Income:
   Dividends                      $     12,950    $     17,316    $         19    $  1,690,157    $    460,695    $      8,815
Expenses:
   Mortality and expense risk
     and administrative charges         72,226          53,867           2,553         652,730         225,460          58,590
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)           (59,276)        (36,551)         (2,534)      1,037,427         235,235         (49,775)
Net realized gain (loss)              (640,847)       (740,043)        (21,024)        575,737         334,346          12,889
Unrealized appreciation
   (depreciation) during the
   period                             (792,453)        844,315         (26,338)      1,621,110         290,342         398,193
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (1,492,576)         67,721         (49,896)      3,234,274         859,923         361,307
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 250,269         761,339         351,887       5,092,217       5,825,123       8,678,224
     Transfers between
       sub-accounts and
       the Company                    (874,866)      2,392,864         245,543      22,497,525      11,804,849       3,057,524

     Withdrawals                      (281,274)       (210,414)        (12,924)     (3,418,396)     (1,555,134)       (103,990)

     Annual contract fee                (2,022)         (1,510)              0         (12,404)         (2,975)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             (907,893)      2,942,279         584,506      24,158,942      16,071,863      11,631,758
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity          (2,400,469)      3,010,000         534,610      27,393,216      16,931,786      11,993,065

Contract owners' equity at
   beginning of period               5,918,406       2,908,406               0      24,468,266       7,536,480               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $  3,517,937    $  5,918,406    $    534,610    $ 51,861,482    $ 24,468,266    $ 11,993,065
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------------
                                           U.S. LARGE CAP        U.S. LARGE CAP                                   MID CAP STOCK
                                              VALUE--A            VALUE--B (4)           MID CAP STOCK--A           --B (4)
                                  ---------------------------------------------------------------------------------------------
                                                                   YEAR ENDED                                      YEAR ENDED
                                     YEAR ENDED DECEMBER 31        DECEMBER 31      YEAR ENDED DECEMBER 31         DECEMBER 31
                                      2002            2001            2002            2002            2001            2002
                                  ---------------------------------------------------------------------------------------------
Income:
   Dividends                      $     33,877    $     92,407    $        130    $          0    $          0    $          0
Expenses:
   Mortality and expense risk
     and administrative charges        179,068         135,845           6,783          83,860          60,651           3,394
                                  --------------------------------------------------------------------------------------------
Net investment income (loss)          (145,191)        (43,438)         (6,653)        (83,860)        (60,651)         (3,394)
Net realized gain (loss)              (698,942)        (41,649)        (31,897)       (512,100)       (185,481)        (20,341)
Unrealized appreciation
   (depreciation) during the
   period                           (2,949,149)       (195,987)         (8,273)       (994,394)       (123,421)         13,817
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                       (3,793,282)       (281,074)        (46,823)     (1,590,354)       (369,553)         (9,918)
                                  --------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                 917,643       2,199,881         980,707         473,269       1,343,763         615,745
     Transfers between
       sub-accounts and
       the Company                   2,607,439       2,694,411         416,289         995,394       1,215,187         272,417

     Withdrawals                      (703,452)       (638,996)        (11,877)       (335,411)       (309,010)        (13,214)

     Annual contract fee                (5,546)         (2,841)              0          (2,776)         (1,480)              0
                                  --------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions            2,816,084       4,252,455       1,385,119       1,130,476       2,248,460         874,948
                                  --------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            (977,198)      3,971,381       1,338,296        (459,878)      1,878,907         865,030

Contract owners' equity at
   beginning of period              11,469,737       7,498,356               0       5,346,696       3,467,789               0
                                  --------------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 10,492,539    $ 11,469,737    $  1,338,296    $  4,886,818    $  5,346,696    $    865,030
                                  ============================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------
                                                                 TACTICAL
                                                               ALLOCATION--B                                   DYNAMIC
                                    TACTICAL ALLOCATION--A         (4)              DYNAMIC GROWTH--A        GROWTH--B (4)
                                  ----------------------------------------------------------------------------------------
                                                                YEAR ENDED                                   YEAR ENDED
                                     YEAR ENDED DECEMBER 31     DECEMBER 31      YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001          2002           2002            2001          2002
                                  ----------------------------------------------------------------------------------------
Income:
   Dividends                      $        65    $    18,969    $         0    $         0    $     6,942    $         0
Expenses:
   Mortality and expense risk
     and administrative charges        41,698         35,364          1,114         51,829         61,321            623
                                  --------------------------------------------------------------------------------------
Net investment income (loss)          (41,633)       (16,395)        (1,114)       (51,829)       (54,379)          (623)
Net realized gain (loss)             (305,803)      (115,691)        (1,350)    (1,394,612)    (1,706,024)          (794)
Unrealized appreciation
   (depreciation) during the
   period                            (450,419)      (266,820)        (6,745)       213,447       (696,606)        (8,500)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (797,855)      (398,906)        (9,209)    (1,232,994)    (2,457,009)        (9,917)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                231,201        820,391        164,259        258,952      1,569,473         77,872
     Transfers between
       sub-accounts and
       the Company                    177,404      1,318,643         38,832       (182,502)     1,379,489         42,466

     Withdrawals                     (174,646)       (79,255)             0       (192,395)      (276,823)             0

     Annual contract fee               (1,070)          (404)             0         (2,044)        (1,533)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             232,889      2,059,375        203,091       (117,989)     2,670,606        120,338
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (564,966)     1,660,469        193,882     (1,350,983)       213,597        110,421

Contract owners' equity at
   beginning of period              2,842,483      1,182,014              0      4,006,118      3,792,521              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 2,277,517    $ 2,842,483    $   193,882    $ 2,655,135    $ 4,006,118    $   110,421
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ----------------------------------------------------------------------------------------
                                                                  INTERNET
                                           INTERNET            TECHNOLOGIES--                                INTERNATIONAL
                                        TECHNOLOGIES--A             B(4)          INTERNATIONAL INDEX--A      INDEX--B (4)
                                  ----------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                    YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001           2002            2002           2001          2002
                                  ----------------------------------------------------------------------------------------
Income:
   Dividends                      $         0    $         0    $         0     $     8,693    $     2,903    $     1,534
Expenses:
   Mortality and expense risk
     and administrative charges        16,383         21,466            309           6,913          3,208            765
                                  ---------------------------------------------------------------------------------------
Net investment income (loss)          (16,383)       (21,466)          (309)          1,780           (305)           769
Net realized gain (loss)             (880,387)    (1,012,111)           550         (21,466)       (16,926)        (3,484)
Unrealized appreciation
   (depreciation) during the
   period                             297,451        (24,785)         5,589         (77,648)       (23,586)        (5,291)
                                  ---------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (599,319)    (1,058,362)         5,830         (97,334)       (40,817)        (8,006)
                                  ---------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                107,702        407,905         64,986          99,838        117,934         71,241
     Transfers between
       sub-accounts and
       the Company                    216,697        217,425         13,280         380,970        298,866         51,943

     Withdrawals                      (56,159)       (43,718)          (997)        (11,451)      (237,703)             0

     Annual contract fee                 (804)          (842)             0            (159)           (57)             0
                                  ---------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             267,436        580,770         77,269         469,198        179,040        123,184
                                  ---------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           (331,883)      (477,592)        83,099         371,864        138,223        115,178

Contract owners' equity at
   beginning of period              1,369,865      1,847,457              0         251,804        113,581              0
                                  ---------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,037,982    $ 1,369,865    $    83,099     $   623,668    $   251,804    $   115,178
                                  =======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------
                                                                TOTAL STOCK
                                          TOTAL STOCK           MARKET INDEX                                 500 INDEX--B
                                        MARKET INDEX--A           --B (4)             500 INDEX--A               (4)
                                  ---------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                   YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31       YEAR ENDED DECEMBER 31     DECEMBER 31
                                      2002           2001           2002           2002           2001           2002
                                  --------------------------------------------------------------------------------------
Income:
   Dividends                      $    13,111    $     8,704    $     3,055    $       193    $    60,165    $         3
Expenses:
   Mortality and expense risk
     and administrative charges        20,680          9,367          1,144        127,193         63,578          8,168
                                  --------------------------------------------------------------------------------------
Net investment income (loss)           (7,569)          (663)         1,911       (127,000)        (3,413)        (8,165)
Net realized gain (loss)             (111,199)       (36,646)        (3,851)    (1,277,012)      (327,008)       (56,529)
Unrealized appreciation
   (depreciation) during the
   period                            (219,451)       (18,520)        (8,764)      (779,178)       (68,308)       (29,366)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (338,219)       (55,829)       (10,704)    (2,183,190)      (398,729)       (94,060)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                143,639        419,940        216,554      1,470,553      2,714,754      1,579,616
     Transfers between
       sub-accounts and
       the Company                    489,601        509,916         83,441      2,833,742      4,405,374        381,650

     Withdrawals                      (46,778)       (51,681)          (269)      (884,104)      (368,133)        (5,243)

     Annual contract fee               (1,158)          (199)             0         (4,223)        (1,032)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             585,304        877,976        299,726      3,415,968      6,750,963      1,956,023
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            247,085        822,147        289,022      1,232,778      6,352,234      1,861,963

Contract owners' equity at
   beginning of period              1,084,914        262,767              0      7,985,947      1,633,713              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,331,999    $ 1,084,914    $   289,022    $ 9,218,725    $ 7,985,947    $ 1,861,963
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------
                                                               MID CAP INDEX                                  SMALL CAP
                                       MID CAP INDEX--A           --B (4)          SMALL CAP INDEX--A        INDEX--B (4)
                                  ---------------------------------------------------------------------------------------
                                                                 YEAR ENDED                                   YEAR ENDED
                                    YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31      DECEMBER 31
                                      2002           2001          2002           2002            2001          2002
                                  ---------------------------------------------------------------------------------------
Income:
   Dividends                      $     8,197    $     7,568    $     3,523    $    17,969    $    17,502    $     4,397
Expenses:
   Mortality and expense risk
     and administrative charges        25,898         11,775          2,591         21,344         15,486          2,068
                                  --------------------------------------------------------------------------------------
Net investment income (loss)          (17,701)        (4,207)           932         (3,375)         2,016          2,329
Net realized gain (loss)             (107,955)        (1,062)        (4,536)      (137,212)       (52,275)       (13,726)
Unrealized appreciation
   (depreciation) during the
   period                            (264,038)        12,973        (10,716)      (185,200)        30,238        (14,805)
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   operations                        (389,694)         7,704        (14,320)      (325,787)       (20,021)       (26,202)
                                  --------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments                318,844        672,974        550,129        326,110        706,913        478,102
     Transfers between
       sub-accounts and
       the Company                    559,198        350,244        120,792        999,765        505,019         44,838

     Withdrawals                      (94,773)       (61,841)          (637)       (65,363)      (244,723)          (261)

     Annual contract fee                 (639)          (196)             0           (549)          (357)             0
                                  --------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity from
   principal transactions             782,630        961,181        670,284      1,259,963        966,852        522,679
                                  --------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity            392,936        968,885        655,964        934,176        946,831        496,477

Contract owners' equity at
   beginning of period              1,202,563        233,678              0      1,115,681        168,850              0
                                  --------------------------------------------------------------------------------------

Contract owners' equity at end
   of period                      $ 1,595,499    $ 1,202,563    $   655,964    $ 2,049,857    $ 1,115,681    $   496,477
                                  ======================================================================================

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                          SUB-ACCOUNT
                                 -----------------------------------------------------------------------------------------------
                                                                 CAPITAL
                                                               APPRECIATION      TELECOMMUNICATIONS--A      TELECOMMUNICATIONS--
                                  CAPITAL APPRECIATION--A        --B (4)                   (3)                     B (4)
                                 -----------------------------------------------------------------------------------------------
                                                               YEAR ENDED                                        YEAR ENDED
                                   YEAR ENDED DECEMBER 31      DECEMBER 31      YEAR ENDED DECEMBER 31           DECEMBER 31
                                    2002           2001           2002           2002           2001               2002
                                 -----------------------------------------------------------------------------------------------
Income:
   Dividends                     $         0    $         0    $         0    $         0    $         0        $         0
Expenses:
   Mortality and expense risk
     and administrative
     charges                          17,073          6,075          2,366          5,862          1,762                432
                                 ------------------------------------------------------------------------------------------
Net investment income (loss)         (17,073)        (6,075)        (2,366)        (5,862)        (1,762)              (432)
Net realized gain (loss)             (89,960)       (26,886)        (4,918)      (115,635)        (9,555)              (101)
Unrealized appreciation
   (depreciation) during the
   period                           (299,959)       (30,432)       (32,435)      (141,847)       (30,834)            (7,129)
                                 ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from operations                  (406,992)       (63,393)       (39,719)      (263,344)       (42,151)            (7,662)
                                 ------------------------------------------------------------------------------------------

Changes from principal
   transactions:
     Purchase payments               287,217        443,463        298,686         77,538        209,538             91,934
     Transfers between
       sub-accounts and
       the Company                   500,153        436,699        163,789        152,838        218,064              9,552

     Withdrawals                     (23,281)      (108,965)          (974)        (6,023)       (11,436)               (11)

     Annual contract fee                (442)           (23)             0           (168)           (15)                 0
                                 ------------------------------------------------------------------------------------------
Net increase (decrease) in
   contract owners' equity
   from principal transactions       763,647        771,174        461,501        224,185        416,151            101,475
                                 ------------------------------------------------------------------------------------------

Total increase (decrease) in
   contract owners' equity           356,655        707,781        421,782        (39,159)       374,000             93,813

Contract owners' equity at
   beginning
   of period                         716,428          8,647              0        374,000              0                  0
                                 ------------------------------------------------------------------------------------------

Contract owners' equity at
   end of period                 $ 1,073,083    $   716,428    $   421,782    $   334,841    $   374,000        $    93,813
                                 ==========================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ---------------------------------------------------------------------------------------
                                                                           HEALTH                                       MID CAP
                                                                         SCIENCES--B                                   GROWTH--B
                                              HEALTH SCIENCES--A (3)         (4)           MID CAP GROWTH--A (3)          (4)
                                           ---------------------------------------------------------------------------------------
                                                   YEAR ENDED            YEAR ENDED            YEAR ENDED             YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31            DECEMBER 31
                                              2002           2001           2002           2002           2001           2002
                                           ---------------------------------------------------------------------------------------
Income:
   Dividends                               $     6,447    $         0    $        20    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     46,537          9,049          3,292         21,592          3,210          1,512
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (40,090)        (9,049)        (3,272)       (21,592)        (3,210)        (1,512)
Net realized gain (loss)                      (177,256)        (7,791)        (8,578)      (100,216)        (8,959)        (2,764)
Unrealized appreciation (depreciation)
   during the period                          (758,960)       118,173        (14,618)      (390,727)        17,996         (7,748)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (976,306)       101,333        (26,468)      (512,535)         5,827        (12,024)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         491,978        848,128        414,563        366,027        263,390        247,774
     Transfers between sub-accounts and
       the Company                           1,149,502      1,379,819        214,999        624,588        642,077         72,326

     Withdrawals                              (105,219)       (31,246)        (8,687)       (42,596)       (15,197)        (8,467)

     Annual contract fee                        (1,713)          (102)             0           (631)           (23)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              1,534,548      2,196,599        620,875        947,388        890,247        311,633
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              558,242      2,297,932        594,407        434,853        896,074        299,609

Contract owners' equity at beginning
   of period                                 2,297,932              0              0        896,074              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 2,856,174    $ 2,297,932    $   594,407    $ 1,330,927    $   896,074    $   299,609
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ---------------------------------------------------------------------------------------
                                                                            MID CAP                                   FINANCIAL
                                                     MID CAP             OPPORTUNITIES          FINANCIAL            SERVICES--B
                                               OPPORTUNITIES--A (3)         --B (4)            SERVICES--A (3)             (4)
                                           ---------------------------------------------------------------------------------------
                                                    YEAR ENDED            YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31            DECEMBER 31           DECEMBER 31          DECEMBER 31
                                               2002           2001           2002          2002           2001          2002
                                           ---------------------------------------------------------------------------------------
Income:
   Dividends                               $         0    $         0     $         0    $        45    $       454   $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     14,873          2,858           1,193         33,437          9,143         1,856
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (14,873)        (2,858)         (1,193)       (33,392)        (8,689)       (1,856)
Net realized gain (loss)                       (68,882)       (14,574)         (1,672)      (108,513)       (14,461)      (15,705)
Unrealized appreciation (depreciation)
   during the period                          (271,018)        24,871         (19,781)      (338,894)       (13,900)       (6,019)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (354,773)         7,439         (22,646)      (480,799)       (37,050)      (23,580)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         253,769        336,696         113,654        324,749        477,297       244,390
     Transfers between sub-accounts and
       the Company                             370,941        288,210         100,109        624,127      1,256,793       198,373

     Withdrawals                               (69,323)        (7,253)         (2,694)       (79,246)       (26,416)         (733)

     Annual contract fee                          (297)           (13)              0         (1,010)           (73)            0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                555,090        617,640         211,069        868,620      1,707,601       442,030
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              200,317        625,079         188,423        387,821      1,670,551       418,450

Contract owners' equity at beginning
   of period                                   625,079              0               0      1,670,551              0             0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   825,396    $   625,079     $   188,423    $ 2,058,372    $ 1,670,551   $   418,450
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                         QUANTITATIVE                                  STRATEGIC
                                                QUANTITATIVE MID             MID                                       GROWTH--B
                                                    CAP--A (3)            CAP--B (4)      STRATEGIC GROWTH--A (3)         (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED             YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31            DECEMBER 31
                                               2002          2001           2002           2002           2001            2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $         0    $         0    $         0    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                      6,042            504            916         28,034          4,756          2,446
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                    (6,042)          (504)          (916)       (28,034)        (4,756)        (2,446)
Net realized gain (loss)                      (114,005)        (4,317)        (1,967)      (142,070)       (24,853)       (12,224)
Unrealized appreciation (depreciation)
   during the period                           (64,472)        (1,921)       (13,812)      (412,688)        26,301         (4,047)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (184,519)        (6,742)       (16,695)      (582,792)        (3,308)       (18,717)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                          96,788         43,722        116,692        331,155        428,242        511,779
     Transfers between sub-accounts and
       the Company                             409,215         47,359         22,050        967,352        694,541        217,441

     Withdrawals                               (19,028)          (454)          (941)       (53,830)       (15,082)          (919)

     Annual contract fee                          (186)            (6)             0         (1,125)           (34)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                486,789         90,621        137,801      1,243,552      1,107,667        728,301
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              302,270         83,879        121,106        660,760      1,104,359        709,584

Contract owners' equity at beginning
   of period                                    83,879              0              0      1,104,359              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   386,149    $    83,879    $   121,106    $ 1,765,119    $ 1,104,359    $   709,584
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                                                                       CAPITAL
                                                                         ALL CAP VALUE         CAPITAL              OPPORTUNITIES
                                               ALL CAP VALUE--A (3)         --B (4)      OPPORTUNITIES--A (3)          --B (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31           DECEMBER 31           DECEMBER 31
                                               2002          2001           2002           2002           2001           2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $        42    $       144    $         0    $         0    $         0    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     26,464          3,535          2,879         23,193          5,519          3,023
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (26,422)        (3,391)        (2,879)       (23,193)        (5,519)        (3,023)
Net realized gain (loss)                       (92,104)        (8,321)        54,209       (118,901)       (21,979)        (3,087)
Unrealized appreciation (depreciation)
   during the period                          (488,044)        54,506        (23,160)      (357,845)         5,737        (29,821)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (606,570)        42,794         28,170       (499,939)       (21,761)       (35,931)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         442,137        172,859        477,439        339,816        648,198        387,803
     Transfers between sub-accounts and
       the Company                           1,178,970        659,593         89,050        598,005        496,839         66,719

     Withdrawals                               (95,570)        (9,273)          (970)       (94,597)       (10,850)          (921)

     Annual contract fee                          (838)           (45)             0           (734)           (33)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              1,524,699        823,134        565,519        842,490      1,134,154        453,601
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              918,129        865,928        593,689        342,551      1,112,393        417,670

Contract owners' equity at beginning
   of period                                   865,928              0              0      1,112,393              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 1,784,057    $   865,928    $   593,689    $ 1,454,944    $ 1,112,393    $   417,670
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           --------------------------------------------------------------------------------------
                                                                         UTILITIES--B                                   MID CAP
                                                 UTILITIES--A (3)            (4)           MID CAP VALUE--A (3)       VALUE--B (4)
                                           --------------------------------------------------------------------------------------
                                                    YEAR ENDED           YEAR ENDED           YEAR ENDED              YEAR ENDED
                                                   DECEMBER 31           DECEMBER 31          DECEMBER 31             DECEMBER 31
                                                2002          2001          2002          2002           2001           2002
                                           --------------------------------------------------------------------------------------
Income:
   Dividends                               $        74    $     6,924    $         0    $         0    $     6,369    $         0
Expenses:
   Mortality and expense risk and
     administrative charges                     21,649          5,589            796        103,189         12,074         11,995
                                           --------------------------------------------------------------------------------------
Net investment income (loss)                   (21,575)         1,335           (796)      (103,189)        (5,705)       (11,995)
Net realized gain (loss)                      (272,962)       (20,325)        (1,646)       (87,895)        (8,732)       (30,298)
Unrealized appreciation (depreciation)
   during the period                          (111,127)       (78,181)         3,552       (869,664)       131,369        (15,272)
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (405,664)       (97,171)         1,110     (1,060,748)       116,932        (57,565)
                                           --------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                         150,653        361,957         98,950      1,619,319        899,403      1,820,650
     Transfers between sub-accounts and
       the Company                             257,409      1,316,659         23,767      4,392,915      1,983,781        746,011

     Withdrawals                              (113,483)      (162,098)          (935)      (241,330)       (42,391)       (21,455)

     Annual contract fee                          (737)           (99)             0         (2,741)          (135)             0
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                293,842      1,516,419        121,782      5,768,163      2,840,658      2,545,206
                                           --------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                             (111,822)     1,419,248        122,892      4,707,415      2,957,590      2,487,641

Contract owners' equity at beginning
   of period                                 1,419,248              0              0      2,957,590              0              0
                                           --------------------------------------------------------------------------------------

Contract owners' equity at end of period   $ 1,307,426    $ 1,419,248    $   122,892    $ 7,665,005    $ 2,957,590    $ 2,487,641
                                           ======================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           -------------------------------------------------------------------------------------
                                                                              FUNDAMENTAL
                                              FUNDAMENTAL VALUE--A (3)        VALUE--B (4)                  TOTAL
                                           -------------------------------------------------------------------------------------
                                                      YEAR ENDED               YEAR ENDED                 YEAR ENDED
                                                      DECEMBER 31              DECEMBER 31                DECEMBER 31
                                                2002             2001             2002              2002              2001
                                           -------------------------------------------------------------------------------------
Income:
   Dividends                               $       5,031    $           0    $           8    $    22,292,806    $    70,879,743
Expenses:
   Mortality and expense risk and
     administrative charges                       97,528           15,248            8,500         15,123,121         14,525,677
                                           -------------------------------------------------------------------------------------
Net investment income (loss)                     (92,497)         (15,248)          (8,492)         7,169,685         56,354,066
Net realized gain (loss)                        (180,939)         (21,710)         (19,777)      (106,097,035)       (39,076,691)
Unrealized appreciation (depreciation)
   during the period                            (875,854)          29,825          (19,574)       (95,208,056)      (168,124,062)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from operations             (1,149,290)          (7,133)         (47,843)      (194,135,406)      (150,846,687)
                                           -------------------------------------------------------------------------------------

Changes from principal transactions:
     Purchase payments                           797,560        1,496,306        1,660,435        141,885,865        133,867,318
     Transfers between sub-accounts and
       the Company                             3,961,354        2,146,651          627,234        117,295,861         94,389,588

     Withdrawals                                (254,034)         (89,757)          (4,569)      (118,702,709)      (129,171,013)

     Annual contract fee                          (2,702)             (96)               0           (538,592)          (473,023)
                                           -------------------------------------------------------------------------------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                                4,502,178        3,553,104        2,283,100        139,940,425         98,612,870
                                           -------------------------------------------------------------------------------------

Total increase (decrease) in contract
   owners' equity                              3,352,888        3,545,971        2,235,257        (54,194,981)       (52,233,817)

Contract owners' equity at beginning
   of period                                   3,545,971                0                0      1,028,984,869      1,081,218,686
                                           -------------------------------------------------------------------------------------

Contract owners' equity at end of period   $   6,898,859    $   3,545,971    $   2,235,257    $   974,789,888    $ 1,028,984,869
                                           =====================================================================================

(3) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

(4) Commencement of Operations, January 22, 2002, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in 118 sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes five contracts, distinguished principally by the level of expenses and surrender charges. These five contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity 24 (VEN24), Vision Variable Annuity 24 (VIS24) and Venture Variable Annuity 44 (VEN44).

The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) (ManUSA), which in turn is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial. Prior to 2002, the Company was a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (MNA). Effective January 1, 2002, MNA was merged with and into ManUSA.

On January 22, 2002, B-shares for all of the sub-accounts commenced operations through a vote of the Board of Directors.

On December 1, 2002, the Growth sub-account was renamed All Cap Core through a vote of the Board of Directors.

On April 30, 2001, twelve new sub-accounts, All Cap Value, Capital Opportunities, Financial Services, Fundamental Value, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Mid Cap Value, Quantitative Mid Cap, Strategic Growth, Telecommunications and Utilities commenced operations.


On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities through a vote of the Board of Directors.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 60% owned by ManUSA and 40% owned by the Company.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VEN44 contracts are made daily for administration and mortality and expense risks equal to an effective annual rate of 0.15%, 0.35% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2002:

                                                                PURCHASES             SALES
                                                               --------------------------------
Strategic Opportunities Portfolio--Class A                     $  3,320,380        $ 12,527,319
Strategic Opportunities Portfolio--Class B                          220,015              30,900
Investment Quality Bond Portfolio--Class A                        9,747,386           4,909,911
Investment Quality Bond Portfolio--Class B                        2,831,725             448,256
Growth & Income Portfolio--Class A                               17,786,336          34,345,206
Growth & Income Portfolio--Class B                                2,861,021             256,791
Blue Chip Growth Portfolio--Class A                               7,036,513          17,512,851
Blue Chip Growth Portfolio--Class B                               1,839,247              88,106
Money Market Portfolio--Class A                                 366,616,209         365,195,794
Money Market Portfolio--Class B                                  38,049,626          26,010,640
Global Equity Portfolio--Class A                                 18,646,996          23,249,279
Global Equity Portfolio--Class B                                  1,764,052           1,483,173
Global Bond Portfolio--Class A                                    6,673,126           3,669,932
Global Bond Portfolio--Class B                                    3,440,098           2,144,763
U.S. Government Securities Portfolio--Class A                    31,397,290          12,344,965
U.S. Government Securities Portfolio--Class B                     8,836,429           3,948,031
Diversified Bond Portfolio--Class A                               6,586,948           4,201,609
Diversified Bond Portfolio--Class B                               1,663,296             260,675
Income & Value Portfolio--Class A                                 3,474,486           4,464,961
Income & Value Portfolio--Class B                                   810,900              11,603
Large Cap Growth Portfolio--Class A                               6,659,464           6,356,692
Large Cap Growth Portfolio--Class B                               1,285,599             116,413
Equity-Income Portfolio--Class A                                 15,435,315          17,140,384
Equity-Income Portfolio--Class B                                  3,823,104             141,969
Strategic Bond Portfolio--Class A                                10,909,483           8,914,459
Strategic Bond Portfolio--Class B                                 1,960,509             578,330
Overseas Portfolio--Class A                                      15,315,686          17,902,539
Overseas Portfolio--Class B                                       3,455,332           3,201,285
All Cap Core Portfolio--Class A                                   1,639,412           4,329,986
All Cap Core Portfolio--Class B                                     141,608              41,457
All Cap Growth Portfolio--Class A                               187,185,732         193,030,506
All Cap Growth Portfolio--Class B                                   719,680              48,005
International Small Cap Portfolio--Class A                       18,477,915          19,948,256
International Small Cap Portfolio--Class B                        3,375,490           3,267,274
Pacific Rim Emerging Markets Portfolio--Class A                  10,237,365          10,582,610
Pacific Rim Emerging Markets Portfolio--Class B                   4,565,593           4,437,361
Science & Technology Portfolio--Class A                           2,771,782           8,025,350
Science & Technology Portfolio--Class B                             369,441              10,356
Emerging Small Company Portfolio--Class A                         1,557,056           2,692,356

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES             SALES
                                                               --------------------------------
Emerging Small Company Portfolio--Class B                      $    496,879        $     81,410
Aggressive Growth Portfolio--Class A                              5,930,465           5,883,544
Aggressive Growth Portfolio--Class B                                797,251              42,522
International Stock Portfolio--Class A                           38,706,937          39,066,493
International Stock Portfolio--Class B                            5,590,599           5,246,309
Quantitative Equity Portfolio--Class A                            1,417,422           4,003,150
Quantitative Equity Portfolio--Class B                              207,119              47,500
Value Portfolio--Class A                                          4,068,901           4,345,852
Value Portfolio--Class B                                            402,452              40,372
Real Estate Securities Portfolio--Class A                         4,482,426           2,178,820
Real Estate Securities Portfolio--Class B                         2,110,632             617,106
Balanced Portfolio--Class A                                       2,801,465           2,248,437
Balanced Portfolio--Class B                                         429,076              64,097
High Yield Portfolio--Class A                                     7,690,399           6,537,726
High Yield Portfolio--Class B                                     1,920,368           1,031,228
Lifestyle Aggressive 1000 Portfolio--Class A                      1,429,049           1,319,086
Lifestyle Aggressive 1000 Portfolio--Class B                      1,328,299              16,813
Lifestyle Growth 820 Portfolio--Class A                           7,824,850           5,297,514
Lifestyle Growth 820 Portfolio--Class B                           4,829,730             207,513
Lifestyle Balanced 640 Portfolio--Class A                        13,977,059           7,650,979
Lifestyle Balanced 640 Portfolio--Class B                         9,577,479             582,950
Lifestyle Moderate 460 Portfolio--Class A                         9,827,084           4,386,790
Lifestyle Moderate 460 Portfolio--Class B                         4,582,359             134,130
Lifestyle Conservative 280 Portfolio--Class A                    12,375,295           2,790,101
Lifestyle Conservative 280 Portfolio--Class B                     4,041,423             194,510
Small Company Value Portfolio--Class A                            8,030,513           5,216,243
Small Company Value Portfolio--Class B                            2,678,623             509,671
International Value Portfolio--Class A                           23,707,175          22,189,808
International Value Portfolio--Class B                            3,812,036           2,674,642
Small Company Blend Portfolio--Class A                            4,699,966           5,667,135
Small Company Blend Portfolio--Class B                              761,726             179,754
Total Return Portfolio--Class A                                  34,320,037           9,123,668
Total Return Portfolio--Class B                                  12,226,061             644,078
U.S. Large Cap Value Portfolio--Class A                           5,091,463           2,420,570
U.S. Large Cap Value Portfolio--Class B                           1,531,696             153,230
Mid Cap Stock Portfolio--Class A                                  2,588,083           1,541,467
Mid Cap Stock Portfolio--Class B                                    990,473             118,919
Tactical Allocation Portfolio--Class A                              993,497             802,241
Tactical Allocation Portfolio--Class B                              208,359               6,382
Dynamic Growth Portfolio--Class A                                   869,375           1,039,193
Dynamic Growth Portfolio--Class B                                   124,149               4,434
Internet Technologies Portfolio--Class A                            611,301             360,248
Internet Technologies Portfolio--Class B                             80,977               4,017
International Index Portfolio--Class A                              553,814              82,836
International Index Portfolio--Class B                            1,390,254           1,266,301

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                 PURCHASES             SALES
                                                             ----------------------------------
Total Stock Market Index Portfolio--Class A                  $    1,031,461        $    453,726
Total Stock Market Index Portfolio--Class B                         330,338              28,701
500 Index Portfolio--Class A                                     12,236,948           8,947,980
500 Index Portfolio--Class B                                      3,319,019           1,371,161
Mid Cap Index Portfolio--Class A                                  1,845,045           1,080,116
Mid Cap Index Portfolio--Class B                                    691,051              19,835
Small Cap Index Portfolio--Class A                                2,617,066           1,360,478
Small Cap Index Portfolio--Class B                                  737,009             212,001
Capital Appreciation Portfolio--Class A                             972,555             225,981
Capital Appreciation Portfolio--Class B                             479,831              20,696
Telecommunications Portfolio--Class A                               351,300             132,977
Telecommunications Portfolio--Class B                               101,504                 461
Health Sciences Portfolio--Class A                                2,339,696             845,238
Health Sciences Portfolio--Class B                                  976,650             359,047
Mid Cap Growth Portfolio--Class A                                 1,413,481             487,685
Mid Cap Growth Portfolio--Class B                                   386,403              76,282
Mid Cap Opportunities Portfolio--Class A                            724,094             183,877
Mid Cap Opportunities Portfolio--Class B                            218,424               8,548
Financial Services Portfolio--Class A                             1,412,000             576,772
Financial Services Portfolio--Class B                               814,959             374,785
Quantitative Mid Cap Portfolio--Class A                             967,541             486,794
Quantitative Mid Cap Portfolio--Class B                             148,720              11,835
Strategic Growth Portfolio--Class A                               1,692,019             476,501
Strategic Growth Portfolio--Class B                                 826,783             100,928
All Cap Value Portfolio--Class A                                  2,126,261             627,984
All Cap Value Portfolio--Class B                                    620,711              58,071
Capital Opportunities Portfolio--Class A                          1,230,477             411,180
Capital Opportunities Portfolio--Class B                            504,187              53,609
Utilities Portfolio--Class A                                      1,214,173             941,906
Utilities Portfolio--Class B                                        136,687              15,701
Mid Cap Value Portfolio--Class A                                  7,564,677           1,899,703
Mid Cap Value Portfolio--Class B                                  2,936,149             402,938
Fundamental Value Portfolio--Class A                              5,141,505             731,824
Fundamental Value Portfolio--Class B                              2,372,162              97,554
                                                             ----------------------------------

Total                                                        $1,136,083,127        $988,973,017
                                                             ==================================

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION

                                                                                                                  STRATEGIC
                                                        STRATEGIC OPPORTUNITIES TRUST A                      OPPORTUNITIES TRUST B
                                             ----------------------------------------------------           ----------------------
                                                       2002                         2001                             2002
                                             ----------------------------------------------------           ----------------------
Units, beginning of period                                 2,418,573                    2,526,191                                0
Units issued                                                 317,485                      563,812                           22,453
Units redeemed                                              (609,259)                    (671,430)                          (3,598)
                                             ----------------------------------------------------           ----------------------

Units, end of period                                       2,126,799                    2,418,573                           18,855
                                             ====================================================           ======================

Unit value                                   $5.998128 TO $18.361297      $9.968780 to $30.409247           $7.956590 TO $8.213230

Net assets, end of period                    $            32,409,304      $            65,388,991           $              153,585

Investment income ratio*                                        0.00%                        0.50%                            0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (39.83%) TO (39.62%)         (16.65%) to (13.41%)              (36.35%) TO (9.50%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                          INVESTMENT QUALITY BOND
                                                       INVESTMENT QUALITY BOND TRUST A                             TRUST B
                                             ----------------------------------------------------         ------------------------
                                                       2002                       2001                               2002
                                             ----------------------------------------------------         ------------------------
Units, beginning of period                                   930,078                      578,146                                0
Units issued                                                 543,664                      747,349                          219,208
Units redeemed                                              (265,802)                    (395,417)                         (34,467)
                                             ----------------------------------------------------         ------------------------

Units, end of period                                       1,207,940                      930,078                          184,741
                                             ====================================================         ========================

Unit value                                  $14.872861 TO $23.566806     $13.767444 to $21.739025         $13.324346 TO $13.410129

Net assets, end of period                   $             23,510,193     $             17,713,998         $              2,464,300

Investment income ratio*                                        4.96%                        5.26%                            0.33%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                     8.03% TO 8.41%               4.59% to 5.83%                   2.27% TO 7.28%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               GROWTH & INCOME
                                                           GROWTH & INCOME TRUST A                                  TRUST B
                                             ----------------------------------------------------          -----------------------
                                                       2002                        2001                              2002
                                             ----------------------------------------------------          -----------------------
Units, beginning of period                                 5,816,181                    5,393,278                                0
Units issued                                               1,088,530                    1,525,043                          267,753
Units redeemed                                            (1,549,808)                  (1,102,140)                         (24,293)
                                             ----------------------------------------------------          -----------------------
Units, end of period                                       5,354,903                    5,816,181                          243,460
                                             ====================================================          =======================

Unit value                                   $7.556172 TO $23.109098     $10.162651 to $30.971701          $9.525105 TO $10.313304

Net assets, end of period                    $            95,740,462     $            154,965,453          $             2,495,966

Investment income ratio*                                        0.66%                        0.41%                            0.02%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (25.65%) TO (25.39%)         (12.74%) to (11.22%)              (23.80%) TO (6.48%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               BLUE CHIP GROWTH
                                                          BLUE CHIP GROWTH TRUST A                                  TRUST B
                                             ----------------------------------------------------          -----------------------
                                                      2002                         2001                             2002
                                             ----------------------------------------------------          -----------------------
Units, beginning of period                                 4,704,819                    4,645,360                                0
Units issued                                                 720,092                    1,202,166                          174,945
Units redeemed                                            (1,107,146)                  (1,142,707)                          (8,952)
                                             ----------------------------------------------------          -----------------------
Units, end of period                                       4,317,765                    4,704,819                          165,993
                                             ===================================================          =======================

Unit value                                   $7.211675 TO $15.870738      $9.689796 to $21.302974          $9.527205 TO $10.228826

Net assets, end of period                    $            57,549,632      $            89,407,674          $             1,680,569

Investment income ratio*                                        0.00%                        0.00%                            0.00%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                (25.57%) TO (25.31%)         (16.02%) to (12.75%)              (23.78%) TO (6.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                             MONEY MARKET TRUST
                                                            MONEY MARKET TRUST A                                      B
                                            -----------------------------------------------------         ------------------------
                                                      2002                         2001                             2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                 4,564,279                    2,436,548                                0
Units issued                                              27,474,859                   23,725,546                        3,054,895
Units redeemed                                           (27,203,008)                 (21,597,815)                      (2,087,001)
                                            -----------------------------------------------------         ------------------------
Units, end of period                                       4,836,130                    4,564,279                          967,894
                                            =====================================================         ========================

Unit value                                  $12.833898 TO $17.333587     $12.895798 to $17.373703         $12.420152 TO $12.462854

Net assets, end of period                   $             71,391,279     $             69,981,120         $             12,039,280

Investment income ratio*                                        1.17%                        3.34%                            0.59%

Expense ratio, lowest to highest**                     1.40% TO 1.75%               1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                  (0.58%) TO (0.23%)              1.77% to 2.14%                (0.64%) TO (0.08%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             GLOBAL EQUITY TRUST
                                                            GLOBAL EQUITY TRUST A                                     B
                                            -----------------------------------------------------         ------------------------
                                                     2002                          2001                              2002
                                            -----------------------------------------------------         ------------------------
Units, beginning of period                                1,656,525                     1,886,504                                0
Units issued                                              1,122,855                       225,211                          171,874
Units redeemed                                           (1,328,115)                     (455,190)                        (147,672)
                                            -----------------------------------------------------         ------------------------
Units, end of period                                      1,451,265                     1,656,525                           24,202
                                            =====================================================         ========================

Unit value                                  $8.882263 TO $17.985999      $11.174588 to $22.548612         $10.177657 TO $10.339112

Net assets, end of period                   $            24,611,343      $             36,287,981         $                249,566

Investment income ratio*                                       1.39%                         2.49%                            0.02%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***               (20.51%) TO (20.23%)          (17.47%) to (17.09%)              (18.58%) TO (4.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                             GLOBAL BOND TRUST A                             GLOBAL BOND TRUST B
                                           ------------------------------------------------------         ------------------------
                                                     2002                         2001                              2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                  270,370                       297,496                                0
Units issued                                                374,866                       358,156                          246,256
Units redeemed                                             (199,328)                     (385,282)                        (149,978)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                        445,908                       270,370                           96,278
                                           ======================================================         ========================

Unit value                                 $15.007467 TO $23.113561      $12.713906 to $19.512793         $14.290823 TO $14.946973

Net assets, end of period                  $              9,221,378      $              4,982,215         $              1,379,417

Investment income ratio*                                       0.00%                         0.00%                            0.00%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                  18.04% TO 18.45%             (2.07%) to (0.88%)                 5.13% TO 19.58%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             U.S. GOVERNMENT
                                                     U.S. GOVERNMENT SECURITIES TRUST A                     SECURITIES TRUST B
                                           ------------------------------------------------------         -----------------------
                                                    2002                         2001                               2002
                                           ------------------------------------------------------         -----------------------
Units, beginning of period                                1,464,448                       832,568                                0
Units issued                                              1,758,529                     1,428,710                          683,537
Units redeemed                                             (647,140)                     (796,830)                        (302,226)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                      2,575,837                     1,464,448                          381,311
                                           ======================================================          =======================

Unit value                                 $14.728774 TO $22.470272      $13.879256 to $21.100300         $13.099241 TO $13.228371

Net assets, end of period                  $             47,850,583      $             27,017,212         $              4,998,711

Investment income ratio*                                       3.14%                         4.64%                            0.12%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                    6.12% TO 6.49%                4.49% to 5.54%                   1.15% TO 5.83%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                              DIVERSIFIED BOND
                                                          DIVERSIFIED BOND TRUST A                                TRUST B
                                           ------------------------------------------------------         ------------------------
                                                    2002                           2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                  741,188                       434,475                                0
Units issued                                                401,429                       464,216                          130,362
Units redeemed                                             (226,968)                     (157,503)                         (20,303)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                        915,649                       741,188                          110,059
                                           ======================================================         ========================

Unit value                                 $14.676304 TO $21.943927      $13.879479 to $20.680033         $13.172978 TO $13.202313

Net assets, end of period                  $             16,423,316      $             13,495,322         $              1,450,752

Investment income ratio*                                       4.09%                         4.99%                            0.22%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                    5.74% TO 6.11%                4.34% to 5.59%                   1.83% TO 5.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                               INCOME & VALUE
                                                           INCOME & VALUE TRUST A                                  TRUST B
                                           ------------------------------------------------------         ------------------------

                                                     2002                          2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                                1,182,053                     1,096,999                                0
Units issued                                                224,891                       252,023                           73,261
Units redeemed                                             (237,580)                     (166,969)                            (840)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                      1,169,364                     1,182,053                           72,421
                                           ======================================================         ========================

Unit value                                 $10.418378 TO $18.988592      $12.611582 to $22.905535         $10.461390 TO $10.855096

Net assets, end of period                  $             19,696,868      $             25,400,727         $                782,354

Investment income ratio*                                       2.10%                         2.71%                            0.06%

Expense ratio, lowest to highest**                    1.40% TO 1.75%                1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***               (17.39%) TO (17.10%)             (0.68%) to 0.96%              (16.31%) TO (5.24%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                               LARGE CAP GROWTH
                                                         LARGE CAP GROWTH TRUST A                                  TRUST B
                                           ------------------------------------------------------          -----------------------
                                                    2002                          2001                              2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               1,557,635                      1,112,721                                0
Units issued                                               631,104                        855,208                          122,645
Units redeemed                                            (440,935)                      (410,294)                         (11,358)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     1,747,804                      1,557,635                          111,287
                                           ======================================================          =======================

Unit value                                 $6.689181 TO $14.843099       $ 8.821694 to $19.506566          $9.564734 TO $10.113484

Net assets, end of period                  $            18,491,396       $             24,264,410          $             1,119,983

Investment income ratio*                                      0.33%                          0.00%                            0.01%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (24.17%) TO (23.91%)           (19.17%) to (16.38%)              (23.48%) TO (6.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                            EQUITY-INCOME TRUST
                                                           EQUITY-INCOME TRUST A                                     B
                                           ------------------------------------------------------         ------------------------
                                                     2002                          2001                             2002
                                           ------------------------------------------------------         ------------------------
Units, beginning of period                               3,545,862                      3,287,861                                0
Units issued                                               756,335                      1,027,916                          353,883
Units redeemed                                            (786,975)                      (769,915)                         (13,328)
                                           ------------------------------------------------------         ------------------------
Units, end of period                                     3,515,222                      3,545,862                          340,555
                                           ======================================================         ========================

Unit value                                $12.098791 TO $21.400057       $14.198434 to $25.025958         $10.405752 TO $10.702893

Net assets, end of period                 $             66,375,209       $             83,194,978         $              3,556,553

Investment income ratio*                                      1.38%                          1.73%                            0.01%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (14.79%) TO (14.49%)              (0.38%) to 0.14%               (16.75%) TO (3.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                          STRATEGIC BOND TRUST A                           STRATEGIC BOND TRUST B
                                          -------------------------------------------------------         ------------------------
                                                    2002                         2001                               2002
                                          -------------------------------------------------------         ------------------------
Units, beginning of period                               1,497,043                      1,586,300                                0
Units issued                                               604,645                        890,777                          155,480
Units redeemed                                            (528,830)                      (980,034)                         (45,733)
                                          -------------------------------------------------------         ------------------------
Units, end of period                                     1,572,858                      1,497,043                          109,747
                                          =======================================================         ========================

Unit value                                $14.424843 TO $17.405164       $13.472399 to $16.199150         $13.019956 TO $13.217126

Net assets, end of period                 $             26,185,280       $             23,841,229         $              1,431,931

Investment income ratio*                                      7.09%                          7.54%                            0.36%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***                   7.07% TO 7.44%                 3.75% to 4.76%                   1.36% TO 5.74%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                              OVERSEAS TRUST A                                 OVERSEAS TRUST B
                                            -----------------------------------------------------          -----------------------
                                                     2002                          2001                             2002
                                            -----------------------------------------------------          -----------------------
Units, beginning of period                               1,594,922                      1,790,210                                0
Units issued                                             1,547,494                        610,578                          328,435
Units redeemed                                          (1,806,230)                      (805,866)                        (306,331)
                                            -----------------------------------------------------          -----------------------
Units, end of period                                     1,336,186                      1,594,922                           22,104
                                            =====================================================          =======================

Unit value                                  $6.716070 TO $8.233265        $8.700270 to $10.628366          $9.638389 TO $10.010302

Net assets, end of period                   $           10,828,509        $            16,786,438                         $213,727

Investment income ratio*                                      0.61%                          0.29%                            0.03%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (22.81%) TO (22.54%)           (22.40%) to (22.13%)              (22.89%) TO (7.21%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                            ALL CAP CORE TRUST A                            ALL CAP CORE TRUST B
                                           ------------------------------------------------------          -----------------------
                                                     2002                          2001                             2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               1,329,645                      1,350,723                                0
Units issued                                               198,443                        386,157                           13,584
Units redeemed                                            (348,778)                      (407,235)                          (4,215)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     1,179,310                      1,329,645                            9,369
                                           ======================================================          =======================

Unit value                                 $5.159206 TO $11.501386        $7.022468 to $15.600316          $9.392813 TO $10.539761

Net assets, end of period                  $            11,920,870        $            19,241,008          $                94,056

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (26.53%) TO (26.27%)           (22.66%) to (17.22%)              (24.86%) TO (4.53%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                             ALL CAP GROWTH TRUST
                                                           ALL CAP GROWTH TRUST A                                     B
                                           ------------------------------------------------------          -----------------------
                                                    2002                           2001                              2002
                                           ------------------------------------------------------          -----------------------
Units, beginning of period                               2,514,602                      2,535,584                                0
Units issued                                            12,876,932                      9,420,228                           66,542
Units redeemed                                         (13,226,499)                    (9,441,210)                          (4,374)
                                           ------------------------------------------------------          -----------------------
Units, end of period                                     2,165,035                      2,514,602                           62,168
                                           ======================================================          =======================

Unit value                                 $5.757704 TO $13.363096        $7.751463 to $17.927398          $9.451441 TO $10.037335

Net assets, end of period                  $            24,084,128        $            40,129,660          $               612,581

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (25.72%) TO (25.46%)           (25.03%) to (19.77%)              (24.39%) TO (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                           INTERNATIONAL SMALL CAP
                                                      INTERNATIONAL SMALL CAP TRUST A                              TRUST B
                                           ------------------------------------------------------          -----------------------
                                                    2002                           2001                             2002
                                           ------------------------------------------------------          -----------------------

Units, beginning of period                                 631,010                        778,757                                0
Units issued                                             1,483,111                      1,286,682                          318,545
Units redeemed                                          (1,575,278)                    (1,434,429)                        (308,708)
                                           ------------------------------------------------------          -----------------------

Units, end of period                                       538,843                        631,010                            9,837
                                           ======================================================          =======================

Unit value                                 $5.556362 TO $10.512423        $6.790288 to $12.802022          $9.866121 TO $10.206568

Net assets, end of period                  $             5,297,314        $             7,862,927          $                97,600

Investment income ratio*                                      0.00%                          0.00%                            0.00%

Expense ratio, lowest to highest**                   1.40% TO 1.75%                 1.40% to 1.75%                   1.40% TO 1.75%

Total return, lowest to highest***              (18.17%) TO (17.88%)           (32.29%) to (32.06%)              (21.07%) TO (6.40%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              PACIFIC RIM EMERGING
                                             PACIFIC RIM EMERGING MARKETS TRUST A                MARKETS TRUST B
                                      ---------------------------------------------------    -----------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------    -----------------------
Units, beginning of period                             303,562                    386,086                          0
Units issued                                         1,361,251                  2,776,238                    406,437
Units redeemed                                      (1,399,039)                (2,858,762)                  (398,450)
                                      ---------------------------------------------------    -----------------------
Units, end of period                                   265,774                    303,562                      7,987
                                      ===================================================    =======================

Unit value                            $ 6.287752 TO $ 7.523557   $ 7.308701 to $ 8.753934   $ 9.906070 TO $10.687117

Net assets, end of period             $              1,713,181   $              2,250,330   $                 79,845

Investment income ratio*                                  0.12%                      0.40%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (14.06%) TO (13.75%)       (19.92%) to (19.69%)        (20.75%) TO (5.66%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              SCIENCE & TECHNOLOGY
                                                  SCIENCE & TECHNOLOGY TRUST A                       TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           2,981,023                  2,713,331                          0
Units issued                                           533,503                  1,198,681                     38,616
Units redeemed                                        (954,959)                  (930,989)                      (918)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                 2,559,567                  2,981,023                     37,698
                                      ===================================================   ========================

Unit value                            $ 2.975729 TO $ 8.347636   $ 5.112469 to $14.291433   $ 7.368796 TO $ 9.310073

Net assets, end of period             $             16,805,303   $             36,118,709   $                339,272

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (41.79%) TO (41.59%)       (42.22%) to (36.11%)       (41.05%) TO (13.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             EMERGING SMALL COMPANY
                                                 EMERGING SMALL COMPANY TRUST A                      TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             650,484                    611,174                          0
Units issued                                           170,857                    264,419                     50,474
Units redeemed                                        (208,222)                  (225,109)                    (8,355)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                   613,119                    650,484                     42,119
                                      ===================================================   ========================

Unit value                            $ 5.810609 TO $12.431278   $ 8.352524 to $17.806889   $ 9.058585 TO $ 9.558698

Net assets, end of period             $              6,456,790   $             10,585,247   $                398,794

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (30.43%) TO (30.19%)       (23.53%) to (16.82%)         27.53%) TO (8.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                AGGRESSIVE GROWTH
                                                   AGGRESSIVE GROWTH TRUST A                         TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,302,699                  1,145,204                          0
Units issued                                           632,620                    495,824                     81,676
Units redeemed                                        (565,993)                  (338,329)                    (4,113)
                                      ---------------------------------------------------   ------------------------
Units, end of period                                 1,369,326                  1,302,699                     77,563
                                      ===================================================   =======================

Unit value                            $ 5.996302 TO $ 9.120311   $ 8.132426 to $12.326027   $ 9.474119 TO $ 9.571530

Net assets, end of period             $             11,033,143   $             14,901,806   $                741,450

Investment income ratio*                                  0.00%                      0.00%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.27%) TO (26.01%)       (27.20%) to (20.40%)        (24.21%) TO (5.47%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               INTERNATIONAL STOCK
                                                  INTERNATIONAL STOCK TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             494,666                    477,935                          0
Units issued                                         3,543,163                  2,452,783                    546,551
Units redeemed                                      (3,546,321)                (2,436,052)                  (509,191)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   491,508                    494,666                     37,360
                                      ===================================================   ========================

Unit value                            $ 6.645829 TO $ 9.013656   $ 8.636273 to $11.672280   $ 9.671864 TO $ 9.962987

Net assets, end of period             $              4,125,169   $              5,554,516   $                364,771

Investment income ratio*                                  0.44%                      0.20%                      0.09%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (23.05%) TO (22.78%)       (22.83%) to (22.29%)        (22.63%) TO (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               QUANTITATIVE EQUITY
                                                 QUANTITATIVE EQUITY TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             780,040                    640,641                          0
Units issued                                           136,240                    355,860                     19,715
Units redeemed                                        (297,016)                  (216,461)                    (5,269)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   619,264                    780,040                     14,446
                                      ===================================================   ========================

Unit value                            $ 6.496049 TO $13.726237   $ 9.154017 to $19.274831   $ 9.100413 TO $10.090522

Net assets, end of period             $              7,092,170   $             13,222,762   $                145,560

Investment income ratio*                                  0.32%                      0.28%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (29.04%) TO (28.79%)       (24.22%) to (21.25%)        (27.20%) TO (5.19%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        VALUE TRUST A                             VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             878,070                    544,199                          0
Units issued                                           245,560                    644,743                     37,784
Units redeemed                                        (293,116)                  (310,872)                    (4,245)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   830,514                    878,070                     33,539
                                      ===================================================   ========================

Unit value                            $11.988345 TO $13.337895   $15.804033 to $17.521564   $ 9.493546 TO $ 9.618617

Net assets, end of period             $             10,768,217   $             15,101,007   $                319,218

Investment income ratio*                                  0.84%                      0.57%                      0.05%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (24.14%) TO (23.88%)            1.72% to 3.58%         (24.05%) TO (4.57%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                             REAL ESTATE SECURITIES
                                                 REAL ESTATE SECURITIES TRUST A                      TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             283,734                    281,074                          0
Units issued                                           295,540                    180,862                    170,713
Units redeemed                                        (148,883)                  (178,202)                   (48,069)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   430,391                    283,734                    122,644
                                      ===================================================   ========================

Unit value                            $13.882066 TO $14.251467   $13.771429 to $14.088482   $11.817865 TO $12.702902

Net assets, end of period             $              6,082,362   $              3,974,855   $              1,455,223

Investment income ratio*                                  2.79%                      2.91%                      0.24%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***               0.80% TO 1.16%             1.45% to 2.89%           (5.46%) TO 1.62%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       BALANCED TRUST A                         BALANCED TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             423,533                    369,594                          0
Units issued                                           255,642                    151,644                     38,125
Units redeemed                                        (202,257)                   (97,705)                    (5,923)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   476,918                    423,533                     32,202
                                      ===================================================   ========================

Unit value                            $ 8.355296 TO $10.672379   $ 9.928886 to $12.637994   $10.643258 TO $11.285455

Net assets, end of period             $              4,655,313   $              5,076,285   $                360,474

Investment income ratio*                                  2.45%                      2.07%                      0.18%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (15.85%) TO (15.55%)        (11.67%) to (8.49%)        (14.85%) TO (2.46%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                       HIGH YIELD TRUST A                      HIGH YIELD TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             792,885                    558,918                          0
Units issued                                           642,247                    614,745                    168,512
Units redeemed                                        (583,300)                  (380,778)                   (90,330)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   851,832                    792,885                     78,182
                                      ===================================================   ========================

Unit value                            $ 9.790451 TO $11.519811   $10.698741 to $12.544550   $11.370655 TO $11.724791

Net assets, end of period             $              9,168,510   $              9,538,643   $                909,514

Investment income ratio*                                  8.31%                     10.28%                      0.85%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (8.49%) TO (8.17%)         (7.43%) to (6.80%)         (9.03%) TO (0.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              LIFESTYLE AGGRESSIVE
                                               LIFESTYLE AGGRESSIVE 1000 TRUST A                  1000 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             447,744                    357,143                          0
Units issued                                           143,730                    172,426                    127,710
Units redeemed                                        (125,709)                   (81,825)                    (1,464)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   465,765                    447,744                    126,246
                                       ==================================================   ========================

Unit value                            $ 7.846184 TO $ 9.948297   $10.070301 to $12.723595   $ 9.993367 TO $10.024515

Net assets, end of period             $              4,238,979   $              5,386,950   $              1,264,135

Investment income ratio*                                  0.83%                      4.16%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (22.09%) TO (21.81%)       (15.10%) to (12.42%)        (20.05%) TO (5.59%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              LIFESTYLE GROWTH 820
                                                 LIFESTYLE GROWTH 820 TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,964,722                  1,569,244                          0
Units issued                                           677,069                    651,200                    442,206
Units redeemed                                        (439,698)                  (255,722)                   (18,074)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 2,202,093                  1,964,722                    424,132
                                      ===================================================   ========================

Unit value                            $ 8.934824 TO $12.028869   $10.804923 to $14.495682   $10.537942 TO $10.686894

Net assets, end of period             $             23,853,389   $             26,833,192   $              4,522,933

Investment income ratio*                                  2.17%                      5.03%                      0.04%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (17.31%) TO (17.02%)        (10.54%) to (8.59%)        (15.70%) TO (4.44%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                               LIFESTYLE BALANCED
                                                LIFESTYLE BALANCED 640 TRUST A                     640 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           2,394,407                  1,807,767                          0
Units issued                                         1,102,258                    876,830                    841,109
Units redeemed                                        (576,824)                  (290,190)                   (50,715)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 2,919,841                  2,394,407                    790,394
                                      ===================================================   ========================

Unit value                            $10.228949 TO $13.704682   $11.559863 to $15.433664   $11.180582 TO $11.355046

Net assets, end of period             $             35,380,240   $             34,509,338   $              8,940,240

Investment income ratio*                                  3.25%                      5.21%                      0.23%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (11.51%) TO (11.20%)         (6.34%) to (5.23%)        (10.56%) TO (2.58%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                LIFESTYLE MODERATE
                                                LIFESTYLE MODERATE 460 TRUST A                      460 TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,257,133                    725,241                          0
Units issued                                           749,221                    659,601                    388,031
Units redeemed                                        (296,941)                  (127,709)                   (10,996)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,709,413                  1,257,133                    377,035
                                      ===================================================   ========================

Unit value                            $11.527502 TO $15.315540   $12.224839 to $16.185243   $11.849812 TO $11.910967

Net assets, end of period             $             22,372,437   $             18,653,484   $              4,480,368

Investment income ratio*                                  3.40%                      4.90%                      0.31%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (5.70%) TO (5.37%)         (2.72%) to (2.35%)         (5.20%) TO (1.16%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    LIFESTYLE
                                                                                                CONSERVATIVE 280
                                               LIFESTYLE CONSERVATIVE 280 TRUST A                    TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             715,429                    350,354                          0
Units issued                                           885,117                    468,912                    329,317
Units redeemed                                        (180,134)                  (103,837)                   (15,647)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,420,412                    715,429                    313,670
                                      ===================================================   ========================

Unit value                            $13.091280 TO $16.741166   $13.096907 to $16.689833   $12.466950 TO $12.526309

Net assets, end of period             $             20,440,742   $             10,950,430   $              3,912,613

Investment income ratio*                                  2.80%                      3.81%                      0.16%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***             (0.04%) TO 0.31%             1.28% to 1.78%           (0.26%) TO 0.53%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                                                                 SMALL COMPANY
                                                  SMALL COMPANY VALUE TRUST A                    VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             655,406                    327,836                          0
Units issued                                           585,786                    492,738                    250,437
Units redeemed                                        (394,752)                  (165,168)                   (42,448)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   846,440                    655,406                    207,989
                                      ===================================================   ========================

Unit value                            $11.960450 TO $12.924339   $12.925755 to $13.981425   $10.207514 TO $11.505543

Net assets, end of period             $             10,437,539   $              8,633,141   $              2,133,803

Investment income ratio*                                  0.30%                      0.16%                      0.04%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***            (7.56%) TO (7.24%)            4.78% to 8.72%         (18.34%) TO (2.04%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  INTERNATIONAL
                                                  INTERNATIONAL VALUE TRUST A                     VALUE TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             262,146                    159,197                          0
Units issued                                         2,263,309                    450,036                    379,567
Units redeemed                                      (2,115,511)                  (347,087)                  (266,790)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   409,944                    262,146                    112,777
                                      ===================================================   ========================

Unit value                            $ 8.453467 TO $ 8.531381   $10.459987 to $10.529997   $ 9.770965 TO $10.320663

Net assets, end of period             $              3,483,774   $              2,755,188   $              1,109,783

Investment income ratio*                                  0.65%                      1.01%                      0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (19.26%) TO (18.98%)       (11.53%) to (11.23%)        (21.83%) TO (7.35%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  SMALL COMPANY
                                                  SMALL COMPANY BLEND TRUST A                     BLEND TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             509,250                     230,87                          0
Units issued                                           436,060                    401,050                     74,932
Units redeemed                                        (510,544)                  (122,673)                   (16,740)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                   434,766                    509,250                     58,192
                                      ===================================================   ========================

Unit value                            $ 6.762279 TO $ 8.910911   $ 9.244249 to $12.138851   $ 9.067980 TO $ 9.393008

Net assets, end of period             $              3,517,937   $              5,918,406   $                534,610

Investment income ratio*                                  0.27%                      0.00%                      0.01%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.85%) TO (26.59%)          (3.92%) to 0.54%         (27.46%) TO (7.30%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                      TOTAL RETURN TRUST A                    TOTAL RETURN TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                           1,722,197                    562,835                          0
Units issued                                         2,274,872                  1,436,713                    949,192
Units redeemed                                        (604,853)                  (277,351)                   (49,011)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 3,392,216                  1,722,197                    900,181
                                      ===================================================   ========================

Unit value                            $15.136415 TO $15.455104   $14.065149 to $14.311130   $13.312683 TO $13.348694

Net assets, end of period             $             51,820,869   $             24,468,266   $             11,993,065

Investment income ratio*                                  2.41%                      3.10%                      0.10%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***               7.62% TO 7.99%             5.47% to 6.77%             1.70% TO 6.79%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.   CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                              U.S. LARGE CAP VALUE
                                                 U.S. LARGE CAP VALUE TRUST A                        TRUST B
                                      ---------------------------------------------------   ------------------------
                                                2002                       2001                       2002
                                      ---------------------------------------------------   ------------------------
Units, beginning of period                             935,214                    581,872                          0
Units issued                                           483,090                    666,345                    152,259
Units redeemed                                        (248,886)                  (313,003)                   (16,374)
                                      ---------------------------------------------------   ------------------------

Units, end of period                                 1,169,418                    935,214                    135,885
                                      ===================================================   ========================

Unit value                            $ 8.775940 TO $ 9.140645     $11.937561 to $12.3901   $ 9.419481 TO $9.9217620

Net assets, end of period             $             10,492,539     $           11,469,737   $              1,338,296

Investment income ratio*                                  0.29%                      0.34%                      0.02%

Expense ratio, lowest to highest**               1.40% TO 1.75%             1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***          (26.48%) TO (26.23%)         (4.15%) to (1.60%)        (24.64%) TO (7.87%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     MID CAP STOCK TRUST
                                                     MID CAP STOCK TRUST A                                    B
                                       -----------------------------------------------------       -----------------------
                                                2002                          2001                           2002
                                       -----------------------------------------------------       -----------------------
Units, beginning of period                            511,023                        293,545                             0
Units issued                                          277,177                        313,902                        97,953
Units redeemed                                       (178,172)                       (96,424)                      (12,139)
                                       -----------------------------------------------------       -----------------------

Units, end of period                                  610,028                        511,023                        85,814
                                       =====================================================       =======================

Unit value                             $7.849726 TO $8.123564       $10.305876 to $10.676087       $9.595389 TO $10.119925

Net assets, end of period                          $4,886,818                     $5,346,696                      $865,030

Investment income ratio*                                 0.00%                          0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (23.91%) TO (23.64%)            (12.46%) to (6.34%)           (23.24%) TO (7.56%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  TACTICAL ALLOCATION
                                                    TACTICAL ALLOCATION TRUST A                         TRUST B
                                       -----------------------------------------------------    ------------------------
                                                2002                         2001                         2002
                                       -----------------------------------------------------    ------------------------
Units, beginning of period                            277,107                         98,610                           0
Units issued                                          105,053                        233,867                      20,010
Units redeemed                                        (88,784)                       (55,370)                       (582)
                                       -----------------------------------------------------    ------------------------

Units, end of period                                  293,376                        277,107                      19,428
                                       =====================================================    ========================

Unit value                             $7.702576 TO $7.827267       $10.197351 to $10.372818     $9.575126 TO $10.159257

Net assets, end of period                          $2,277,517                     $2,842,483                    $193,882

Investment income ratio*                                 0.00%                          0.11%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (24.54%) TO (24.28%)           (14.81%) to (13.02%)         (23.40%) TO (6.00%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                       DYNAMIC GROWTH
                                                      DYNAMIC GROWTH TRUST A                               TRUST B
                                       ---------------------------------------------------        -----------------------
                                                2002                         2001                           2002
                                       ---------------------------------------------------        -----------------------
Units, beginning of period                            827,774                      479,733                              0
Units issued                                          208,174                      637,794                         11,369
Units redeemed                                       (263,191)                    (289,753)                          (391)
                                       ---------------------------------------------------        -----------------------

Units, end of period                                  772,757                      827,774                         10,978
                                       ===================================================        =======================

Unit value                             $3.269019 TO $3.624989       $4.639280 to $5.149629        $9.578097 TO $10.125646

Net assets, end of period                          $2,655,135                   $4,006,117                       $110,421

Investment income ratio*                                 0.00%                        0.17%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (29.61%) TO (29.36%)         (41.23%) to (37.18%)            (23.38%) TO (5.42%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  INTERNET TECHNOLOGIES
                                                   INTERNET TECHNOLOGIES TRUST A                         TRUST B
                                       -----------------------------------------------------     -----------------------
                                               2002                           2001                        2002
                                       -----------------------------------------------------     -----------------------
Units, beginning of period                            369,810                        265,266                           0
Units issued                                          220,262                        253,404                       7,635
Units redeemed                                       (137,129)                      (148,860)                       (323)
                                       -----------------------------------------------------     -----------------------

Units, end of period                                  452,943                        369,810                       7,312
                                       =====================================================     =======================

Unit value                             $2.277340 TO $2.292614         $3.687062 to $3.714267     $7.710225 TO $11.384476

Net assets, end of period                          $1,037,982                     $1,369,865                     $83,099

Investment income ratio*                                 0.00%                          0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                 1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (38.30%) TO (38.08%)           (46.98%) to (40.41%)         (38.32%) TO (8.92%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                   INTERNATIONAL INDEX
                                                   INTERNATIONAL INDEX TRUST A                           TRUST B
                                       ----------------------------------------------------     -------------------------
                                                2002                          2001                            2002
                                       ----------------------------------------------------     -------------------------
Units, beginning of period                             29,265                        10,172                             0
Units issued                                           69,161                       433,216                       136,002
Units redeemed                                        (10,156)                     (414,123)                     (124,667)
                                       ----------------------------------------------------     -------------------------

Units, end of period                                   88,270                        29,265                        11,335
                                       ====================================================     =========================

Unit value                             $6.933612 TO $7.156227        $8.508168 to $8.790137      $10.138456 TO $10.614836

Net assets, end of period                            $623,668                      $251,803                      $115,178

Investment income ratio*                                 1.94%                         1.28%                         2.30%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (18.59%) TO (18.30%)          (23.69%) to (23.40%)           (18.89%) TO (3.26%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  TOTAL STOCK MARKET
                                                  TOTAL STOCK MARKET INDEX TRUST A                   INDEX TRUST B
                                      -----------------------------------------------------     -----------------------
                                                2002                         2001                       2002
                                      -----------------------------------------------------     -----------------------
Units, beginning of period                            109,904                        23,583                           0
Units issued                                          116,713                       104,437                      31,132
Units redeemed                                        (52,336)                      (18,116)                     (2,760)
                                      -----------------------------------------------------     -----------------------

Units, end of period                                  174,281                       109,904                      28,372
                                      =====================================================     =======================

Unit value                             $7.503914 TO $7.713002        $9.692272 to $9.972325     $9.804582 TO $10.226558

Net assets, end of period                          $1,331,999                    $1,084,914                    $289,021

Investment income ratio*                                 1.02%                         1.44%                       3.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (22.66%) TO (22.38%)           (12.87%) to (9.87%)         (21.56%) TO (5.75%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    500 INDEX PORTFOLIO
                                                 500 INDEX PORTFOLIO TRUST A                              TRUST B
                                      -----------------------------------------------------      ------------------------
                                               2002                         2001                           2002
                                      -----------------------------------------------------      ------------------------
Units, beginning of period                            819,472                       145,889                             0
Units issued                                        1,462,210                       866,311                       324,770
Units redeemed                                     (1,043,912)                     (192,728)                     (140,676)
                                      -----------------------------------------------------      ------------------------

Units, end of period                                1,237,770                       819,472                       184,094
                                      =====================================================      ========================

Unit value                             $7.344179 TO $7.548807        $9.637624 to $9.916084       $9.652858 TO $10.232056

Net assets, end of period                          $9,218,725                    $7,985,947                    $1,861,963

Investment income ratio*                                 0.00%                         1.42%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (23.87%) TO (23.61%)          (13.81%) to (11.37%)           (22.78%) TO (5.84%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                         MID CAP INDEX
                                                          MID CAP INDEX TRUST A                              TRUST B
                                          ------------------------------------------------------      -----------------------
                                                    2002                         2001                          2002
                                          ------------------------------------------------------      -----------------------
Units, beginning of period                                  93,799                       17,609                             0
Units issued                                               146,035                      296,209                        67,208
Units redeemed                                             (90,883)                    (220,019)                       (1,734)
                                          ------------------------------------------------------      -----------------------

Units, end of period                                       148,951                       93,799                        65,474
                                          =====================================================       =======================

Unit value                                $10.642876 TO $10.757291     $12.766859 to $12.858949       $9.990307 TO $10.446948

Net assets, end of period                               $1,595,499                   $1,202,563                      $655,964

Investment income ratio*                                      0.49%                        0.99%                         1.48%

Expense ratio, lowest to highest**                   1.40% TO 1.75%               1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***              (16.64%) TO (16.34%)            (3.35%) to 1.52%            (20.08%) TO (4.69%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  SMALL CAP INDEX
                                                    SMALL CAP INDEX TRUST A                           TRUST B
                                      ----------------------------------------------------     ----------------------
                                               2002                         2001                       2002
                                      ----------------------------------------------------     ----------------------
Units, beginning of period                             94,937                       14,561                          0
Units issued                                          264,625                      295,598                     71,370
Units redeemed                                       (132,612)                    (215,222)                   (19,195)
                                      ----------------------------------------------------     ----------------------

Units, end of period                                  226,950                       94,937                     52,175
                                      ====================================================     ======================

Unit value                             $8.926733 TO $9.190549     $11.557294 to $11.910780     $9.484387 TO $9.810708

Net assets, end of period                          $2,049,857                   $1,115,681                   $496,477

Investment income ratio*                                 1.32%                        1.71%                      2.40%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***         (22.84%) TO (22.57%)            (0.17%) to 4.18%         (24.12%) TO (6.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  CAPITAL APPRECIATION
                                                  CAPITAL APPRECIATION TRUST A                           TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                          2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                             81,629                           790                           0
Units issued                                          129,156                       113,604                      46,512
Units redeemed                                        (31,761)                      (32,765)                     (1,964)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                  179,024                        81,629                      44,548
                                      =====================================================      ======================

Unit value                             $5.978615 TO $6.024194        $8.769024 to $8.804929      $8.742892 TO $9.565574

Net assets, end of period                          $1,073,083                      $716,429                    $421,782

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (31.82%) TO (31.58%)          (19.76%) to (17.10%)         (30.06%) TO (8.54%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                   TELECOMMUNICATIONS
                                                     TELECOMMUNICATIONS TRUST A                          TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                           2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                             47,680                             0                           0
Units issued                                           62,691                        50,620                       9,439
Units redeemed                                        (27,399)                       (2,940)                         (3)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                   82,972                        47,680                       9,436
                                      =====================================================      ======================

Unit value                             $4.029891 TO $4.053631        $7.836946 to $7.855476      $6.822616 TO $9.959292

Net assets, end of period                            $334,841                      $374,000                     $93,813

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (48.58%) TO (48.40%)          (37.30%) to (37.16%)        (45.42%) TO (11.09%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  HEALTH SCIENCES TRUST
                                                    HEALTH SCIENCES TRUST A                                 B
                                      ----------------------------------------------------       -----------------------
                                               2002                         2001                          2002
                                      ----------------------------------------------------       -----------------------
Units, beginning of period                            171,514                            0                             0
Units issued                                          206,697                      248,183                        93,194
Units redeemed                                        (80,249)                     (76,669)                      (35,764)
                                      ----------------------------------------------------       -----------------------

Units, end of period                                  297,962                      171,514                        57,430
                                      ====================================================       =======================

Unit value                             $9.567392 TO $9.623619     $13.381761 to $13.413253       $9.534743 TO $10.636160

Net assets, end of period                          $2,856,174                   $2,297,932                      $594,408

Investment income ratio*                                 0.00%                        0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (28.50%) TO (28.25%)              7.05% to 7.31%            (23.72%) TO (2.52%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    MID CAP GROWTH TRUST
                                                     MID CAP GROWTH TRUST A                                  B
                                      -----------------------------------------------------        ----------------------
                                                2002                        2001                            2002
                                      -----------------------------------------------------        ----------------------
Units, beginning of period                             86,522                             0                             0
Units issued                                          157,786                        95,199                        39,459
Units redeemed                                        (56,545)                       (8,677)                       (8,235)
                                      -----------------------------------------------------        ----------------------

Units, end of period                                  187,763                        86,522                        31,224
                                      =====================================================        ======================

Unit value                             $7.079301 TO $7.120941      $10.347320 to $10.371739        $8.634016 TO $9.698036

Net assets, end of period                          $1,330,927                      $896,074                      $299,609

Investment income ratio*                                 0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (31.58%) TO (31.34%)          (17.22%) to (17.03%)           (30.93%) TO (7.86%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                        MID CAP
                                                                                                     OPPORTUNITIES
                                                 MID CAP OPPORTUNITIES TRUST A                          TRUST B
                                      -----------------------------------------------------     ----------------------
                                                2002                        2001                         2002
                                      -----------------------------------------------------     ----------------------
Units, beginning of period                             59,696                             0                          0
Units issued                                           77,948                        69,390                     20,788
Units redeemed                                        (22,755)                       (9,694)                      (737)
                                      -----------------------------------------------------     ----------------------

Units, end of period                                  114,889                        59,696                     20,051
                                      =====================================================     ======================

Unit value                             $7.176410 TO $7.218634      $10.465924 to $10.490622     $8.907082 TO $9.425830

Net assets, end of period                            $825,396                      $625,080                   $188,423

Investment income ratio*                                 0.00%                         0.00%                      0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%             1.40% TO 1.75%

Total return, lowest to highest***         (31.43%) TO (31.19%)          (16.27%) to (16.08%)        (28.74%) TO (7.06%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    FINANCIAL SERVICES
                                               FINANCIAL SERVICES TRUST A                                TRUST B
                                      -----------------------------------------------------     --------------------------
                                               2002                          2001                          2002
                                      -----------------------------------------------------     --------------------------
Units, beginning of period                            145,091                             0                              0
Units issued                                          132,427                       154,006                         73,527
Units redeemed                                        (56,145)                       (8,915)                       (32,677)
                                      -----------------------------------------------------     --------------------------

Units, end of period                                  221,373                       145,091                         40,850
                                      =====================================================     ==========================

Unit value                             $9.277011 TO $9.331532      $11.497105 to $11.524203       $10.227986 TO $10.347728

Net assets, end of period                          $2,058,372                    $1,670,551                       $418,450

Investment income ratio*                                 0.00%                         0.05%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (19.31%) TO (19.03%)            (8.02%) to (7.81%)            (18.18%) TO (4.25%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  QUANTITATIVE MID CAP
                                                 QUANTITATIVE MID CAP TRUST A                           TRUST B
                                      -----------------------------------------------------      ----------------------
                                               2002                         2001                        2002
                                      -----------------------------------------------------      ----------------------
Units, beginning of period                              8,312                             0                           0
Units issued                                          102,612                        10,721                      13,426
Units redeemed                                        (60,637)                       (2,409)                     (1,089)
                                      -----------------------------------------------------      ----------------------

Units, end of period                                   50,287                         8,312                      12,337
                                      =====================================================      ======================

Unit value                             $7.662062 TO $7.707109      $10.080533 to $10.104317      $9.700786 TO $9.881083

Net assets, end of period                            $386,149                       $83,879                    $121,106

Investment income ratio*                                 0.00%                         0.00%                       0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%              1.40% TO 1.75%

Total return, lowest to highest***         (23.99%) TO (23.72%)          (19.36%) to (19.17%)         (22.39%) TO (4.15%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     STRATEGIC GROWTH
                                                   STRATEGIC GROWTH TRUST A                               TRUST B
                                      -----------------------------------------------------       -----------------------
                                               2002                         2001                           2002
                                      -----------------------------------------------------       -----------------------
Units, beginning of period                            101,341                             0                             0
Units issued                                          184,686                       115,469                        79,059
Units redeemed                                        (57,044)                      (14,128)                      (10,155)
                                      -----------------------------------------------------       -----------------------

Units, end of period                                  228,983                       101,341                        68,904
                                      =====================================================       =======================

Unit value                             $7.700872 TO $7.746167      $10.891002 to $10.916683       $9.270921 TO $10.385269

Net assets, end of period                          $1,765,119                    $1,104,359                      $709,584

Investment income ratio*                                 0.00%                         0.00%                         0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%                1.40% TO 1.75%

Total return, lowest to highest***         (29.29%) TO (29.04%)          (12.87%) to (12.67%)           (25.83%) TO (7.27%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                     ALL CAP VALUE
                                                     ALL CAP VALUE TRUST A                              TRUST B
                                      ----------------------------------------------------      -----------------------
                                               2002                         2001                         2002
                                      ----------------------------------------------------      -----------------------
Units, beginning of period                             69,410                            0                            0
Units issued                                          193,207                       78,125                       69,036
Units redeemed                                        (61,161)                      (8,715)                      (6,267)
                                      ----------------------------------------------------      -----------------------

Units, end of period                                  201,456                       69,410                       62,769
                                      ====================================================      =======================

Unit value                             $8.838989 TO $8.890942     $12.464762 to $12.494117       $8.867339 TO $9.674898

Net assets, end of period                          $1,784,057                     $865,929                     $593,689

Investment income ratio*                                 0.00%                        0.04%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%               1.40% TO 1.75%

Total return, lowest to highest***         (29.09%) TO (28.84%)           (0.28%) to (0.05%)         (29.06%) TO (10.39%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                  CAPITAL OPPORTUNITIES
                                                 CAPITAL OPPORTUNITIES TRUST A                           TRUST B
                                      -----------------------------------------------------      -----------------------
                                               2002                         2001                          2002
                                      -----------------------------------------------------      -----------------------
Units, beginning of period                            105,084                             0                            0
Units issued                                          135,413                       116,233                       48,194
Units redeemed                                        (48,495)                      (11,149)                      (5,414)
                                      -----------------------------------------------------      -----------------------

Units, end of period                                  192,002                       105,084                       42,780
                                      =====================================================      =======================

Unit value                             $7.564926 TO $7.609422      $10.574706 to $10.599650       $9.325864 TO $9.825317

Net assets, end of period                          $1,454,944                    $1,112,393                     $417,670

Investment income ratio*                                 0.00%                         0.00%                        0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%                1.40% to 1.75%               1.40% TO 1.75%

Total return, lowest to highest***         (28.46%) TO (28.21%)          (15.40%) to (15.20%)          (25.39%) TO (7.29%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                        UTILITIES TRUST A                           UTILITIES TRUST B
                                      ----------------------------------------------------      -------------------------
                                                2002                        2001                           2002
                                      ----------------------------------------------------      -------------------------
Units, beginning of period                            153,476                            0                              0
Units issued                                          157,695                      239,335                         12,738
Units redeemed                                       (123,127)                     (85,859)                        (1,421)
                                      ----------------------------------------------------      -------------------------

Units, end of period                                  188,044                      153,476                         11,317
                                      ====================================================      =========================

Unit value                             $6.939875 TO $6.980670       $9.237560 to $9.259344       $10.012642 TO $10.886485

Net assets, end of period                          $1,307,426                   $1,419,248                       $122,892

Investment income ratio*                                 0.01%                        1.30%                          0.00%

Expense ratio, lowest to highest**              1.40% TO 1.75%               1.40% to 1.75%                 1.40% TO 1.75%

Total return, lowest to highest***         (24.87%) TO (24.61%)         (26.10%) to (25.93%)             (19.90%) TO 1.00%

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                         MID CAP VALUE
                                                      MID CAP VALUE TRUST A                                 TRUST B
                                      -----------------------------------------------------        ------------------------
                                                2002                          2001                           2002
                                      -----------------------------------------------------        ------------------------
Units, beginning of period                             228,369                            0                               0
Units issued                                           600,898                      237,225                         261,220
Units redeemed                                        (161,232)                      (8,856)                        (32,882)
                                      -----------------------------------------------------        ------------------------

Units, end of period                                   668,035                      228,369                         228,338
                                      =====================================================        ========================

Unit value                            $11.426974 TO $11.494079     $12.936460 to $12.966914        $10.830161 TO $11.425215

Net assets, end of period                           $7,650,827                   $2,957,589                      $2,487,641

Investment income ratio*                                  0.00%                        0.55%                           0.00%

Expense ratio, lowest to highest**               1.40% TO 1.75%               1.40% to 1.75%                  1.40% TO 1.75%

Total return, lowest to highest***          (11.67%) TO (11.36%)              3.49% to 3.74%              (13.36%) TO (3.11%)

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

6.       CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                                    FUNDAMENTAL VALUE
                                                   FUNDAMENTAL VALUE TRUST A                             TRUST B
                                      ---------------------------------------------------       -------------------------
                                               2002                        2001                            2002
                                      ---------------------------------------------------       -------------------------
Units, beginning of period                           305,676                            0                               0
Units issued                                         487,890                      320,983                         220,570
Units redeemed                                       (71,713)                     (15,307)                         (9,014)
                                      ---------------------------------------------------       -------------------------

Units, end of period                                 721,853                      305,676                         211,556
                                      ===================================================       =========================

Unit value                            $9.545508 TO $9.601589     $11.592814 to $11.620125        $10.546509 TO $10.633144

Net assets, end of period                         $6,898,859                   $3,545,972                      $2,235,257

Investment income ratio*                                0.09%                        0.00%                           0.00%

Expense ratio, lowest to highest**             1.40% TO 1.75%               1.40% to 1.75%                  1.40% TO 1.75%

Total return, lowest to highest***        (17.66%) TO (17.37%)           (7.26%) to (7.04%)             (15.63%) TO (3.19%)

*The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

***The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements (continued)

7.       DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         Guide to Name Changes and Successions:

         The following name changes took place October 1, 1997:

                 Old Name                               New Name
         FNAL Variable Account            The Manufacturers Life Insurance
                                          Company of New York Separate Account A
         First North American Life        The Manufacturers Life Insurance
         Assurance Company                Company of New York

         The following name changes took place November 1, 1997:
                     Old Name                           New Name
         NAWL Holding Co., Inc.           Manulife-Wood Logan Holding Co., Inc.

         The following name changes took place September 24, 1999:
                     Old Name                           New Name
         Wood Logan Associates, Inc.      Manulife Wood Logan, Inc.

         On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - FILED HEREWITH

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - FILED HEREWITH

         (b)      Exhibits

         (1)      (a)      Resolution of the Board of Directors of First North
                           American Life Assurance Company establishing the FNAL
                           Variable Account - Incorporated by reference to
                           Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

         (2) Agreements for custody of securities and similar investments.- Not Applicable.

         (3)      (a)      Form of Underwriting and Distribution
                           Agreement-Incorporated by reference to Exhibit 3(a) post-effective amendment no. 5 to this registration statement filed on April 29, 2002

                  (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents -

                           Incorporated by reference to Exhibit 3(b) post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

         (4)      (a)      Specimen Single Purchase Payment Individual Deferred
                           Combination Fixed and Variable Annuity Contract,
                           Non-Participating - Previously filed as Exhibit
                           (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

         (5)      (a)      Specimen Application for Single Purchase Payment
                           Individual Deferred Combination Fixed and Variable
                           Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.

         (6)      (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

         (10) Written consent of Ernst & Young LLP, independent auditors - FILED HEREWITH

         (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

         (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

         (14)     (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

                  (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000

                  (e) Power of Attorney, Bradford J. Race Jr. - Incorporated by reference to Exhibit (14) (e) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (f) Power of Attorney, Joseph M. Scott - Incorporated by reference to Exhibit (b) (14) (f) to the registration statement on Form N-4, File No. 333-79112, filed April, 2003.

Item 25. Directors and Officers of the Depositor.

Officers and Directors of THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         NAME AND                 POSITION WITH THE MANUFACTURERS LIFE INSURANCE
PRINCIPAL BUSINESS ADDRESS                     COMPANY OF NEW YORK
Bruce Avedon                                     Director
6601 Hitching Post Lane
Cincinnati, OH 45230
Thomas Borshoff                                  Director
3 Robin Drive
Rochester, NY 14618
James R. Boyle                                   Director
500 Boylston Street
Boston, MA 02116

                  NAME AND                 POSITION WITH THE MANUFACTURERS LIFE
         PRINCIPAL BUSINESS ADDRESS           INSURANCE COMPANY OF NEW YORK
Robert Cook                                              Director
73 Tremont Street
Boston, MA 02108
John D. DesPrez III                               Director and Chairman
73 Tremont Street
Boston, MA 02108
Ruth Ann Fleming                                         Director
205 Highland Avenue
Short Hills, NJ 07078
James D. Gallagher                                Director and President
73 Tremont Street
Boston, MA 02108
David W. Libbey                                         Treasurer
500 Boylston Street
Boston, MA 02116
Neil M. Merkl, Esq                                       Director
35-35 161st Street
Flushing, NY 11358
Joseph M. Scott                                          Director
73 Tremont Street
Boston, MA 02108
Bradford J. Race Jr                                      Director
136 East 64th Street
New York, NY 10021
Nicole Humblias                                Chief Administrative Officer
100 Summit Lake Drive
Valhalla, NY 10595
Kimberly S. Ciccarelli                             Secretary & Counsel
73 Tremont Street
Boston, MA 02108
John Ostler                                         Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2002

                                                                          LEGAL       % OF        JURISDICTION OF
               AFFILIATE                                                   ID        EQUITY        INCORPORATION
------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                               2         100             CANADA
  The Manufacturers Life Insurance Company                                   1         100             Canada
    Manulife Bank of Canada                                                 58         100             Canada

                                                                          LEGAL       % OF         JURISDICTION OF
               AFFILIATE                                                   ID        EQUITY         INCORPORATION
---------------------------------------------------------------------------------------------------------------------
    Manulife Financial Services Inc.                                       190         100           Canada
    Manulife Securities International Ltd.                                  79         100           Canada
    Enterprise Capital Management Inc.                                                  20           Ontario
    Cantay Holdings Inc.                                                    51         100           Ontario
    FNA Financial Inc.                                                     115         100           Canada
      Elliot & Page Limited                                                116         100           Ontario
    NAL Resources Limited                                                  117         100           Alberta
    3550435 Canada Inc.                                                    107         100           Canada
      MFC Insurance Company Limited                                        106         100           Canada
      CMG Life Insurance Company, Inc.                                     104         100           Philippines
        CMG Plans, Inc.                                                    155         100           Philippines
    Manulife Canada Ltd.                                                   157         100           Canada
    1293319 Ontario Inc.                                                   170         100           Ontario
    Manulife International Capital Corporation Limited                     135         100           Ontario
      Golf Town Canada Inc.                                                145       43.44           Canada
      Regional Power Inc.                                                  136          80           Ontario
                      ADDALAM POWER CORPORATION (1.)                                    50           Philippines
      VFC Inc.                                                                       27.43           Canada
      Luxell Technologies Inc.                                                       10.24           Ontario
      Avotus Corp.                                                                   10.45           Canada
    Canaccord Holdings Ltd.                                                          12.82           British Columbia
    3426505 Canada Inc.                                                    161         100           Canada
    First North American Insurance Company                                 111         100           Canada
    NAL Resources Management Limited                                       120         100           Canada
    Seamark Asset Management Ltd.                                          118       35.01           Canada
    Resolute Energy Inc.                                                             11.74           Alberta
    Micro Optics Design Corporation                                                  17.69           Nevada
    Innova LifeSciences Corporation                                                  14.03           Ontario
    PK Liquidating Company I, LLC                                                    18.66           Delaware
    2015401 Ontario Inc.                                                               100           Ontario
    2015500 Ontario Inc.                                                               100           Ontario
    PK Liquidating Company II, LLC                                                      18           Delaware
    Cavalier Cable, Inc. (2)                                                            78           Delaware
    The Manufacturers Investment Corporation                                87         100           Michigan
      Manulife Reinsurance Limited                                          67         100           Bermuda
      The Manufacturers Life Insurance Company (U.S.A.)                     19         100           Michigan
        Ironside Venture Partners II LLC                                   197         100           Delaware
        ESLS Investment Limited, LLC                                       167          25           Ohio
        The Manufacturers Life Insurance Company of America                 17         100           Michigan
        Manulife Financial Securities LLC                                    5         100           Delaware
        ManuLife Service Corporation                                         7         100           Colorado
        Aegis Analytic Corporation                                                   15.41           Delaware
        Manulife Property Management of Washington, D.C., Inc.                         100           Wash., D.C.
        Ennal, Inc.                                                        124         100           Ohio

                                                                          LEGAL       % OF        JURISDICTION OF
               AFFILIATE                                                   ID        EQUITY        INCORPORATION
-----------------------------------------------------------------------------------------------------------------
        Dover Leasing Investments, LLC                                     139          99           Delaware
        Manufacturers Securities Services, LLC                              97          60 (3)       Delaware
        The Manufacturers Life Insurance Company of New York                94         100           New York
        Ironside Venture Partners I LLC                                    196         100           Delaware
         NewRiver Investor Communications Inc.                                       11.97           Delaware
         MCC Asset Management, Inc.                                        186         100           Delaware
        MFC Global Investment Management (U.S.A.) Limited                    6         100           Colorado
        Manulife Leasing Co., LLC                                                       80           Delaware
        Flex Holding, LLC                                                             27.7           Delaware
         Flex Leasing I, LLC                                                         99.99           Delaware
        Flex Leasing II, LLC                                                          19.6           Delaware
        Polymerix Corporation                                                         18.7           Delaware
        TissueInformatics Inc.                                                       14.71           Delaware
    MFC Global Fund Management (Europe) Limited                             64         100           U.K.
      MFC Global Investment Management (Europe) Limited                                100           U.K.
    WT (SW) Properties Ltd.                                                 82         100           U.K.
    Manulife Europe Ruckversicherungs-Aktiengesellschaft                   138         100           Germany
    Manulife International Holdings Limited                                152         100           Bermuda
      Manulife Provident Funds Trust Company Limited                       163         100           Hong Kong
      Manulife Funds Direct (Barbados) Limited                              78         100           Barbados
        P.T. Manulife Aset Manajemen Indonesia                                          55           Indonesia
        Manulife Asset Management (Hong Kong) Limited                                  100           Hong Kong
      Manulife (International) Limited                                      28         100           Bermuda
        The Manufacturers (Pacific Asia) Insurance Company Limited          61         100           Hong Kong
                      MANULIFE CONSULTANTS LIMITED                                     100           Hong Kong
                      MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                         100           Hong Kong
        Manulife Financial Management Limited                                          100           Hong Kong
        Manulife Financial Group Limited                                               100           Hong Kong
        Manulife Financial Investment Limited                                          100           Hong Kong
        Manulife-Sinochem Life Insurance Co. Ltd.                           43          51           China
    Manulife (Vietnam) Limited                                             188         100           Vietnam
    The Manufacturers Life Insurance Co. (Phils.), Inc.                    164         100           Philippines
      Manulife Financial Plans, Inc.                                       187         100           Philippines
    P.T. Asuransi Jiwa Manulife Indonesia                                   42          71           Indonesia
      P.T. Buanadaya Sarana Informatika                                                100           Indonesia
               P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                   100           Indonesia
    Manulife (Singapore) Pte. Ltd.                                          14         100           Singapore
    Manulife Holdings (Bermuda) Limited                                    147         100           Bermuda
                      MANUFACTURERS LIFE REINSURANCE LIMITED                49         100           Barbados
        Manulife Management Services Ltd.                                  191         100           Barbados
        Manufacturers P&C Limited                                           36         100           Barbados
    Manulife European Holdings (Alberta) Limited                           146         100           Alberta
      Manulife Hungary Holdings KFT                                        149          99 (4)       Hungary
    MLI Resources Inc.                                                     193         100           Alberta

                                                                          LEGAL       % OF        JURISDICTION OF
               AFFILIATE                                                   ID        EQUITY        INCORPORATION
-----------------------------------------------------------------------------------------------------------------
      Manulife Life Insurance Company                                      180          35 (5)      Japan
      Manulife Century Investments (Bermuda) Limited                       172         100          Bermuda
        Manulife Century Investments (Luxembourg) S.A.                     173         100          Luxembourg
         Manulife Century Investments (Netherlands) B.V.                   174         100          Netherlands
           Daihyaku Manulife Holdings (Bermuda) Limited                    175         100          Bermuda
           Manulife Century Holdings (Netherlands) B.V.                    195         100          Netherlands
             Kyoritsu Confirm Co., Ltd.                                    179        90.9 (6)      Japan
             Manulife Premium Collection Co., Ltd.                         178          57 (7)      Japan
    Manulife Holdings (Hong Kong) Limited                                   15         100          Hong Kong
    Manulife (Malaysia) SDN.BHD.                                            74         100          Malaysia
    Manulife Financial Systems (Hong Kong) Limited                          53         100          Hong Kong
    MF Leasing (Canada) Inc.                                               169         100          Ontario
    Manulife Data Services Inc.                                             81         100          Barbados

(1.)  Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(4)   1% of Manulife Hungary Holdings KFT is owned by MLI Resources Inc.

(5) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(6) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(7) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27. Number of Contract Owners.

As of FEBRUARY 28, 2003, there were 287 qualified and 970 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY            CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust        Investment Adviser

         The Manufacturers Life Insurance      Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance      Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance      Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance      Principal Underwriter
         Company of New York Separate
         Account B

     b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President , Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W
  1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

         The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 29th day of April, 2003.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ JAMES D. GALLAGHER
    ------------------------------
    James D. Gallagher
    President

Attest

/s/ KIM CICCARELLI
--------------------------
Kim Ciccarelli
Secretary


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 29th day of April, 2003 in the City of Boston, and Commonwealth of Massachusetts.


THE MANUFACTURERS LIFE
INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ JAMES D. GALLAGHER
    ------------------------------
    James D. Gallagher
    President

Attest

/s/ KIM CICCARELLI
--------------------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 29th day of April, 2003.


SIGNATURE                                   TITLE

/s/ JAMES D. GALLAGHER                      Director and President
-----------------------------               (Principal Executive
James D. Gallagher                          Officer)

*                                           Director and Chairman
 ----------------------------
John D. DesPrez, III

*                                           Director
 ----------------------------
Ruth Ann Fleming

*                                           Director
 ----------------------------
Neil M. Merkl

*                                           Director
 ----------------------------
Thomas Borshoff

*                                           Director
 ----------------------------
Bradford J. Race Jr.

*                                           Director
 ----------------------------
James R. Boyle

*                                           Director
 ----------------------------
Bruce Avedon

*                                           Director
 ----------------------------
James P. O'Malley

*                                           Director
 ----------------------------
Robert Cook

/s/ DAVID W. LIBBEY                         Treasurer (Principal
-----------------------------               Financial and Accounting
David W. Libbey                             Officer)

*By: /s/ DAVID W. LIBBEY
    -------------------------
     David W. Libbey
     Attorney-in-Fact Pursuant
     to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.           Description

b(10)                 Written consent of Ernst & Young LLP, independent auditors